[SEI INVESTMENTS LOGO]


FIXED INCOME

INTERMEDIATE-TERM MUNICIPAL FUND

SHORT DURATION MUNICIPAL FUND

CALIFORNIA MUNICIPAL BOND FUND

MASSACHUSETTS MUNICIPAL BOND FUND

NEW JERSEY MUNICIPAL BOND FUND

NEW YORK MUNICIPAL BOND FUND

PENNSYLVANIA MUNICIPAL BOND FUND

CLASS A

PROSPECTUS AS OF

DECEMBER 31, 2003

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SEI INVESTMENTS / PROSPECTUS

SEI TAX EXEMPT TRUST

ABOUT THIS PROSPECTUS

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class A Shares of the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about the Funds, please see:

    Intermediate-Term Municipal Fund                                       2
    ------------------------------------------------------------------------
    Short Duration Municipal Fund                                          5
    ------------------------------------------------------------------------
    California Municipal Bond Fund                                         7
    ------------------------------------------------------------------------
    Massachusetts Municipal Bond Fund                                     10
    ------------------------------------------------------------------------
    New Jersey Municipal Bond Fund                                        13
    ------------------------------------------------------------------------
    New York Municipal Bond Fund                                          16
    ------------------------------------------------------------------------
    Pennsylvania Municipal Bond Fund                                      19
    ------------------------------------------------------------------------
    More Information About Fund Investments                               22
    ------------------------------------------------------------------------
    Investment Adviser and Sub-Advisers                                   22
    ------------------------------------------------------------------------
    Purchasing and Selling Fund Shares                                    24
    ------------------------------------------------------------------------
    Dividends, Distributions and Taxes                                    27
    ------------------------------------------------------------------------
    Financial Highlights                                                  28
    ------------------------------------------------------------------------
    How to Obtain More Information About SEI Tax Exempt Trust     Back Cover
    ------------------------------------------------------------------------

MUNICIPAL SECURITIES

The Funds invest primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, or may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.

Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. A strategy to invest in investment grade securities reduces but does not eliminate this risk.

Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state and/or local taxes depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more Sub-Advisers who manage portions of each Fund's assets in a way that they believe will help each Fund achieve its goal. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the Sub-Advisers comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds' Board. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy, and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

INTERMEDIATE-TERM MUNICIPAL FUND

FUND SUMMARY

INVESTMENT GOAL:                The highest level of income exempt from Federal
                                income tax consistent with the preservation of capital

SHARE PRICE VOLATILITY:         Medium

PRINCIPAL INVESTMENT STRATEGY:  Utilizing a sub-adviser experienced in selecting municipal securities, the Fund invests in investment grade municipal securities

INVESTMENT STRATEGY

The Intermediate-Term Municipal Fund invests substantially all (at least 80%) of its assets in investment grade municipal securities that generate income exempt from Federal income tax. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions.

The Fund utilizes a Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable municipal securities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is subject to the risk that tax-exempt fixed income securities may underperform other fixed income market segments or the fixed income markets as a whole.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not have as great a concentration in municipal obligations.

Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.*

[CHART]

1993       8.79%
1994      -3.05%
1995      12.70%
1996       3.94%
1997       7.76%
1998       5.59%
1999      -0.83%
2000       8.53%
2001       4.69%
2002       8.87%

BEST QUARTER: 4.81% (03/31/95)

WORST QUARTER: -4.18% (03/31/94)

* The Fund's Class A total return from January 1, 2003 to September 30, 2003 was 3.44%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the Lehman Brothers 5-Year G.O. Index and the Lehman Brothers 3-10 Year Intermediate Municipal Blend Index.

                                                                                                             SINCE
INTERMEDIATE-TERM MUNICIPAL FUND -- CLASS A SHARES                     1 YEAR    5 YEARS   10 YEARS     INCEPTION*
------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                      8.87%      5.31%      5.60%          6.06%
------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions**                                    8.43%      5.18%      5.52%          5.98%
------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares**            7.33%      5.06%      5.39%          5.84%
------------------------------------------------------------------------------------------------------------------
Lehman Brothers 5-Year G.O. Index (reflects no
  deduction for fees, expenses, or taxes)***+                            9.00%      5.81%      5.85%          6.59%
------------------------------------------------------------------------------------------------------------------
Lehman Brothers 3-10 Year Intermediate Municipal Blend
  Index (reflects no deduction for fees, expenses, or taxes)***+         9.21%      5.88%      6.16%          6.85%
------------------------------------------------------------------------------------------------------------------

* The inception date of the Fund's Class A Shares is September 5, 1989. Index returns shown from September 30, 1989.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 5-Year G.O. Index is a widely recognized index consisting of general obligation bonds with maturities between 4 and 6 years. The Lehman Brothers 3-10 Year Intermediate Municipal Blend Index is a rules-based, market value weighted index engineered for the intermediate-term tax exempt investor. The index is derived from a combination of the Lehman Brothers 3, 5, 7, and 10 year municipal indices. These indices have four main sectors: general obligation, revenue, insured and pre-refunded bonds.

+ In prior years, the Fund's return had been compared to the Lehman Brothers 5-Year G.O. Index, but the Adviser believes that the Lehman Brothers 3-10 Year Intermediate Municipal Blend Index better represents the Fund's investment strategy.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)            CLASS A SHARES
--------------------------------------------------------------
Investment Advisory Fees                                  0.33%
--------------------------------------------------------------
Distribution (12b-1) Fees                                 None
--------------------------------------------------------------
Other Expenses                                            0.54%
==============================================================
  Total Annual Fund Operating Expenses                    0.87%*
==============================================================

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator and Distributor each voluntarily waived a portion of their fees in order to keep total operating expenses at a specified level. The Adviser, Administrator and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

Intermediate-Term Municipal Fund -- Class A Shares        0.60%
--------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                            1 YEAR    3 YEARS    5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
Intermediate-Term Municipal Fund -- Class A Shares          $   89    $   278    $   482   $  1,073
---------------------------------------------------------------------------------------------------

SHORT DURATION MUNICIPAL FUND

FUND SUMMARY

INVESTMENT GOAL:                High level of income exempt from Federal income
                                tax consistent with the preservation of capital

SHARE PRICE VOLATILITY:         Low

PRINCIPAL INVESTMENT STRATEGY:  Utilizing a sub-adviser experienced in selecting municipal securities, the Fund invests in investment grade municipal securities

INVESTMENT STRATEGY

The Short Duration Municipal Fund invests substantially all (at least 80%) of its assets in investment grade municipal securities that generate income exempt from Federal income tax. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions.

The Fund utilizes a Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain a portfolio duration of three years or less. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable debt securities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is subject to the risk that tax-exempt fixed income securities may underperform other fixed income market segments or the fixed income markets as a whole.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not have as great a concentration in municipal obligations.

Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.

PERFORMANCE INFORMATION

The Fund commenced operations on November 13, 2003 and did not have any performance results as of December 31, 2002.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)            CLASS A SHARES
--------------------------------------------------------------
Investment Advisory Fees                                  0.33%
--------------------------------------------------------------
Distribution (12b-1) Fees                                 None
--------------------------------------------------------------
Other Expenses                                            0.54%*
==============================================================
  Total Annual Fund Operating Expenses                    0.87%**
==============================================================

* Other expenses are based on estimated amounts for the current fiscal year.

** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser and Administrator are each voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and/or Administrator may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

Short Duration Municipal Fund -- Class A Shares           0.60%
--------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                   1 YEAR    3 YEARS
--------------------------------------------------------------------
Short Duration Municipal Fund -- Class A Shares    $   89    $   278
--------------------------------------------------------------------

CALIFORNIA MUNICIPAL BOND FUND

FUND SUMMARY

INVESTMENT GOAL:                The highest level of current income exempt from
                                Federal and California income taxes consistent with the preservation of capital

SHARE PRICE VOLATILITY:         Medium

PRINCIPAL INVESTMENT STRATEGY:  Utilizing a sub-adviser experienced in selecting municipal securities, the Fund invests in investment grade municipal securities

INVESTMENT STRATEGY

The California Municipal Bond Fund invests substantially all (at least 80%) of its assets in investment grade municipal securities that generate income exempt from Federal and California State income taxes. The principal issuers of these securities are state and local governments and their agencies located in California, as well as Puerto Rico and other U.S. territories and possessions.

The Fund utilizes a Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable municipal securities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is subject to the risk that tax-exempt fixed income securities may underperform other fixed income market segments or the fixed income markets as a whole.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of California municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of California municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of California obligations than a mutual fund which does not have as great a concentration in California municipal obligations.

Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for four years. The performance information shown is based on full calendar years.*

[CHART]

1999      -0.37%
2000      10.18%
2001       4.84%
2002       7.81%

BEST QUARTER: 4.87% (09/30/02)

WORST QUARTER: -1.80% (06/30/99)

* The Fund's Class A total return from January 1, 2003 to September 30, 2003 was 3.34%.

This table compares Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the Lehman Brothers 5-Year G.O. Index and the Lehman Brothers MF California Intermediate Municipal Index.

                                                                                         SINCE
CALIFORNIA MUNICIPAL BOND FUND -- CLASS A SHARES                          1 YEAR    INCEPTION*
----------------------------------------------------------------------------------------------
Return Before Taxes                                                         7.81%         5.86%
----------------------------------------------------------------------------------------------
Return After Taxes on Distributions**                                       7.44%         5.69%
----------------------------------------------------------------------------------------------
Return After Taxes on Distributions and
  Sale of Fund Shares**                                                     6.57%         5.45%
----------------------------------------------------------------------------------------------
Lehman Brothers 5-Year G.O. Index (reflects
  no deduction for fees, expenses, or taxes)***+                            9.00%         5.78%
----------------------------------------------------------------------------------------------
Lehman Brothers MF California Intermediate Municipal
  Index (reflects no deduction for fees, expenses, or taxes)***+            9.34%         5.83%
----------------------------------------------------------------------------------------------

* The inception date of the Fund's Class A Shares is August 19, 1998. Index returns shown from August 31, 1998.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 5-Year G.O. Index is a widely recognized index consisting of general obligation bonds with maturities between 4 and 6 years. The Lehman Brothers MF California Intermediate Municipal Index is a subset of the Lehman Brothers Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of California and their agencies with maturities between 5 and 10 years.

+ In prior years, the Fund's return had been compared to the Lehman Brothers 5-Year G.O. Index, but the Adviser believes that the Lehman Brothers MF California Intermediate Municipal Index better represents the Fund's investment strategy.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)            CLASS A SHARES
--------------------------------------------------------------
Investment Advisory Fees                                  0.33%
--------------------------------------------------------------
Distribution (12b-1) Fees                                 None
--------------------------------------------------------------
Other Expenses                                            0.53%
==============================================================
  Total Annual Fund Operating Expenses                    0.86%*
==============================================================

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator and Distributor each voluntarily waived a portion of their fees in order to keep total operating expenses at a specified level. The Adviser, Administrator and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

California Municipal Bond Fund -- Class A Shares          0.60%
--------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                            1 YEAR    3 YEARS    5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
California Municipal Bond Fund -- Class A Shares            $   88    $   274    $   477   $  1,061
---------------------------------------------------------------------------------------------------

MASSACHUSETTS MUNICIPAL BOND FUND

FUND SUMMARY

INVESTMENT GOAL:                The highest level of current income exempt from
                                Federal and Massachusetts income taxes while preserving capital

SHARE PRICE VOLATILITY:         Medium

PRINCIPAL INVESTMENT STRATEGY:  Utilizing a sub-adviser experienced in selecting
                                Massachusetts municipal securities, the Fund invests in investment grade municipal securities

INVESTMENT STRATEGY

The Massachusetts Municipal Bond Fund invests substantially all (at least 80%) of its assets in investment grade municipal securities that generate income exempt from Federal and Massachusetts State income taxes. The principal issuers of these securities are state and local governments and their agencies located in Massachusetts, as well as Puerto Rico and other U.S. territories and possessions.

The Fund utilizes a Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable municipal securities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is subject to the risk that tax-exempt fixed income securities may underperform other fixed income market segments or the fixed income markets as a whole.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of Massachusetts municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of Massachusetts municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of Massachusetts obligations than a mutual fund which does not have as great a concentration in Massachusetts municipal obligations.

Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for four years. The performance information shown is based on full calendar years.*

[CHART]

1999      -1.35%
2000       9.09%
2001       4.34%
2002       9.72%

BEST QUARTER: 4.72% (09/30/02)

WORST QUARTER: -2.00% (06/30/99)

* The Fund's Class A total return from January 1, 2003 to September 30, 2003 was 3.77%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the Lehman Brothers 5-Year G.O. Index and the Lehman Brothers MF Massachusetts Intermediate Municipal Index.

                                                                                         SINCE
MASSACHUSETTS MUNICIPAL BOND FUND -- CLASS A SHARES                       1 YEAR    INCEPTION*
----------------------------------------------------------------------------------------------
Return Before Taxes                                                         9.72%         5.37%
----------------------------------------------------------------------------------------------
Return After Taxes on Distributions**                                       9.26%         5.26%
----------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares**               7.87%         5.07%
----------------------------------------------------------------------------------------------
Lehman Brothers 5-Year G.O. Index (reflects no deduction for fees,
  expenses, or taxes)***+                                                   9.00%         5.78%
----------------------------------------------------------------------------------------------
Lehman Brothers MF Massachusetts Intermediate Municipal Index
  (reflects no deduction for fees, expenses, or taxes)***+                 10.56%         6.18%
----------------------------------------------------------------------------------------------

* The inception date of the Fund's Class A Shares is August 19, 1998. Index returns shown from August 31, 1998.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 5-Year G.O. Index is a widely recognized index consisting of general obligation bonds with maturities between 4 and 6 years. The Lehman Brothers MF Massachusetts Intermediate Municipal Index is a subset of the Lehman Brothers Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of Massachusetts and their agencies with maturities between 5 and 10 years.

+ In prior years, the Fund's return had been compared to the Lehman Brothers 5-Year G.O. Index, but the Adviser believes that the Lehman Brothers MF Massachusetts Intermediate Municipal Index better represents the Fund's investment strategy.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)            CLASS A SHARES
--------------------------------------------------------------
Investment Advisory Fees                                  0.33%
--------------------------------------------------------------
Distribution (12b-1) Fees                                 None
--------------------------------------------------------------
Other Expenses                                            0.54%
==============================================================
  Total Annual Fund Operating Expenses                    0.87%*
==============================================================

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator and Distributor each voluntarily waived a portion of their fees in order to keep total operating expenses at a specified level. The Adviser, Administrator and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

Massachusetts Municipal Bond Fund -- Class A Shares       0.60%
--------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                            1 YEAR    3 YEARS    5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
Massachusetts Municipal Bond Fund -- Class A Shares         $   89    $   278    $   482   $  1,073
---------------------------------------------------------------------------------------------------

NEW JERSEY MUNICIPAL BOND FUND

FUND SUMMARY

INVESTMENT GOAL:                The highest level of current income exempt from
                                Federal and New Jersey income taxes while preserving capital

SHARE PRICE VOLATILITY:         Medium

PRINCIPAL INVESTMENT STRATEGY:  Utilizing a sub-adviser experienced in selecting
                                New Jersey municipal securities, the Fund invests in investment grade municipal securities

INVESTMENT STRATEGY

The New Jersey Municipal Bond Fund invests substantially all (at least 80%) of its assets in investment grade municipal securities that generate income exempt from Federal and New Jersey State income taxes. The principal issuers of these securities are state and local governments and their agencies located in New Jersey, as well as Puerto Rico and other U.S. territories and possessions.

The Fund utilizes a Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable municipal securities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is subject to the risk that tax-exempt fixed income securities may underperform other fixed income market segments or the fixed income markets as a whole.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of New Jersey municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of New Jersey municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of New Jersey obligations than a mutual fund which does not have as great a concentration in New Jersey municipal obligations.

Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for four years. The performance information shown is based on full calendar years.*

[CHART]

1999      -0.36%
2000       7.93%
2001       4.96%
2002       8.34%

BEST QUARTER: 3.96% (09/30/02)

WORST QUARTER: -1.68% (06/30/99)

* The Fund's Class A total return from January 1, 2003 to September 30, 2003 was 3.47%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the Lehman Brothers 5-Year G.O. Index and the Lehman Brothers 3-10 Year Intermediate Municipal Blend Index.

                                                                                         SINCE
NEW JERSEY MUNICIPAL BOND FUND -- CLASS A SHARES                          1 YEAR    INCEPTION*
----------------------------------------------------------------------------------------------
Return Before Taxes                                                         8.34%         5.25%
----------------------------------------------------------------------------------------------
Return After Taxes on Distributions**                                       8.00%         5.16%
----------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares**               6.77%         4.94%
----------------------------------------------------------------------------------------------
Lehman Brothers 5-Year G.O. Index (reflects no deduction for fees,
  expenses, or taxes)***+                                                   9.00%         5.78%
----------------------------------------------------------------------------------------------
Lehman Brothers 3-10 Year Intermediate Municipal Blend Index
  (reflects no deduction for fees, expenses, or taxes)***+                  9.21%         5.85%
----------------------------------------------------------------------------------------------

* The inception date of the Fund's Class A Shares is August 18, 1998. Index returns shown from August 31, 1998.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 5-Year G.O. Index is a widely recognized index consisting of general obligation bonds with maturities between 4 and 6 years. The Lehman Brothers 3-10 Year Intermediate Municipal Blend Index is a rules-based, market value weighted index engineered for the intermediate-term tax exempt investor. The index is derived from a combination of the Lehman Brothers 3, 5, 7 and 10 year municipal indices. These indices have four main sectors: general obligation, revenue, insured and pre-refunded bonds.

+ In prior years, the Fund's return had been compared to the Lehman Brothers 5-Year G.O. Index, but the Adviser believes that the Lehman Brothers 3-10 Year Intermediate Municipal Blend Index better represents the Fund's investment strategy.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)            CLASS A SHARES
--------------------------------------------------------------
Investment Advisory Fees                                  0.33%
--------------------------------------------------------------
Distribution (12b-1) Fees                                 None
--------------------------------------------------------------
Other Expenses                                            0.54%
==============================================================
  Total Annual Fund Operating Expenses                    0.87%*
==============================================================

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator and Distributor each voluntarily waived a portion of their fees in order to keep total operating expenses at a specified level. The Adviser, Administrator and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

New Jersey Municipal Bond Fund -- Class A Shares          0.60%
--------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                            1 YEAR    3 YEARS    5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
New Jersey Municipal Bond Fund -- Class A Shares            $   89    $   278    $   482   $  1,073
---------------------------------------------------------------------------------------------------

NEW YORK MUNICIPAL BOND FUND

FUND SUMMARY

INVESTMENT GOAL:                The highest level of current income exempt from
                                Federal and New York State and City income taxes while preserving capital

SHARE PRICE VOLATILITY:         Medium

PRINCIPAL INVESTMENT STRATEGY:  Utilizing a sub-adviser experienced in selecting
                                New York municipal securities, the Fund invests in investment grade municipal securities

INVESTMENT STRATEGY

The New York Municipal Bond Fund invests substantially all (at least 80%) of its assets in investment grade municipal securities that generate income exempt from Federal and New York State and City income taxes. The principal issuers of these securities are state and local governments and their agencies located in New York, as well as Puerto Rico and other U.S. territories and possessions.

The Fund utilizes a Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable municipal securities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is subject to the risk that tax-exempt fixed income securities may underperform other fixed income market segments or the fixed income markets as a whole.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of New York municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of New York municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of New York obligations than a mutual fund which does not have as great a concentration in New York municipal obligations.

Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for four years. The performance information shown is based on full calendar years.*

[CHART]

1999      -1.18%
2000       9.71%
2001       4.17%
2002       9.61%

BEST QUARTER: 4.36% (09/30/02)

WORST QUARTER: -2.19% (06/30/99)

* The Fund's Class A total return from January 1, 2003 to September 30, 2003 was 4.20%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the Lehman Brothers 5-Year G.O. Index and the Lehman Brothers MF New York Intermediate Municipal Index.

                                                                                         SINCE
NEW YORK MUNICIPAL BOND FUND -- CLASS A SHARES                            1 YEAR    INCEPTION*
----------------------------------------------------------------------------------------------
Return Before Taxes                                                         9.61%         5.60%
----------------------------------------------------------------------------------------------
Return After Taxes on Distributions**                                       9.34%         5.52%
----------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares**               7.61%         5.25%
----------------------------------------------------------------------------------------------
Lehman Brothers 5-Year G.O. Index (reflects no deduction for fees,
  expenses, or taxes)***+                                                   9.00%         5.78%
----------------------------------------------------------------------------------------------
Lehman Brothers MF New York Intermediate Municipal Index
  (reflects no deduction for fees, expenses, or taxes)***+                  9.70%         5.96%
----------------------------------------------------------------------------------------------

* The inception date of the Fund's Class A Shares is August 18, 1998. Index returns shown from August 31, 1998.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 5-Year G.O. Index is a widely recognized index consisting of general obligation bonds with maturities between 4 and 6 years. The Lehman Brothers MF New York Intermediate Municipal Index is a subset of the Lehman Brothers Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of New York and their agencies with maturities between 5 and 10 years.

+ In prior years, the Fund's return had been compared to the Lehman Brothers 5-Year G.O. Index, but the Adviser believes that the Lehman Brothers MF New York Intermediate Municipal Index better represents the Fund's investment strategy.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)            CLASS A SHARES
--------------------------------------------------------------
Investment Advisory Fees                                  0.33%
--------------------------------------------------------------
Distribution (12b-1) Fees                                 None
--------------------------------------------------------------
Other Expenses                                            0.54%
==============================================================
  Total Annual Fund Operating Expenses                    0.87%*
==============================================================

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator and Distributor each voluntarily waived a portion of their fees in order to keep total operating expenses at a specified level. The Adviser, Administrator and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

New York Municipal Bond Fund -- Class A Shares            0.60%
--------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                            1 YEAR    3 YEARS    5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
New York Municipal Bond Fund -- Class A Shares              $   89    $   278    $   482   $  1,073
---------------------------------------------------------------------------------------------------

PENNSYLVANIA MUNICIPAL BOND FUND

FUND SUMMARY

INVESTMENT GOAL:                Current income exempt from Federal and
                                Pennsylvania income taxes consistent with the preservation of capital

SHARE PRICE VOLATILITY:         Medium

PRINCIPAL INVESTMENT STRATEGY:  Utilizing a sub-adviser experienced in selecting
                                Pennsylvania municipal securities, the Fund invests in investment grade municipal securities

INVESTMENT STRATEGY

The Pennsylvania Municipal Bond Fund invests substantially all (at least 80%) of its assets in investment grade municipal securities that generate income exempt from Federal and Pennsylvania State income taxes. The principal issuers of these securities are state and local governments and their agencies located in Pennsylvania, as well as Puerto Rico and other U.S. territories and possessions.

The Fund utilizes a Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of seven years or less. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable municipal securities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is subject to the risk that tax-exempt fixed income securities may underperform other fixed income market segments or the fixed income markets as a whole.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of Pennsylvania municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of Pennsylvania municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of Pennsylvania obligations than a mutual fund which does not have as great a concentration in Pennsylvania municipal obligations.

Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for four years. The performance information shown is based on full calendar years.*

[CHART]

1999      -0.91%
2000       8.58%
2001       4.80%
2002       9.69%

BEST QUARTER: 4.17% (09/30/02)

WORST QUARTER: -1.71% (06/30/99)

* The Fund's Class A total return from January 1, 2003 to September 30, 2003 was 3.78%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the Lehman Brothers 5-Year G.O. Index and the Lehman Brothers MF Pennsylvania Intermediate Municipal Index.

                                                                                         SINCE
PENNSYLVANIA MUNICIPAL BOND FUND -- CLASS A SHARES                         1 YEAR   INCEPTION*
----------------------------------------------------------------------------------------------
Return Before Taxes                                                          9.69%        5.50%
----------------------------------------------------------------------------------------------
Return After Taxes on Distributions**                                        9.67%        5.46%
----------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares**                7.73%        5.30%
----------------------------------------------------------------------------------------------
Lehman Brothers 5-Year G.O. Index (reflects no deduction for fees,
  expenses, or taxes)***                                                     9.00%        5.78%
----------------------------------------------------------------------------------------------
Lehman Brothers MF Pennsylvania Intermediate Municipal Index
  (reflects no deduction for fees, expenses, or taxes)***                   10.24%        5.95%
----------------------------------------------------------------------------------------------

* The inception date of the Fund's Class A Shares is August 26, 1998. Index returns shown from August 31, 1998.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 5-Year G.O. Index is a widely recognized index consisting of general obligation bonds with maturities between 4 and 6 years. The Lehman Brothers MF Pennsylvania Intermediate Municipal Index is a subset of the Lehman Brothers Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of Pennsylvania and their agencies with maturities between 5 and 10 years.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)            CLASS A SHARES
--------------------------------------------------------------
Investment Advisory Fees                                  0.35%
--------------------------------------------------------------
Distribution (12b-1) Fees                                 None
--------------------------------------------------------------
Other Expenses                                            0.50%
==============================================================
  Total Annual Fund Operating Expenses                    0.85%*
==============================================================

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Administrator and Distributor each voluntarily waived a portion of their fees in order to keep total operating expenses at a specified level. The Administrator and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

Pennsylvania Municipal Bond Fund -- Class A Shares        0.60%
--------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                            1 YEAR    3 YEARS    5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
Pennsylvania Municipal Bond Fund -- Class A Shares          $   87    $   271    $  471    $  1,049
---------------------------------------------------------------------------------------------------

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary investment strategies. However, each Fund also may invest in other securities, use other strategies, and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives. A Fund will do so only if the Adviser or Sub-Adviser believes the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISERS

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUNDS SINCE IT ALLOCATES THE FUNDS' ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

The Sub-Advisers make investment decisions for the assets they manage and continuously review, supervise and administer their investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds' investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Funds. As of September 30, 2003, SIMC had approximately $46.2 billion in assets under management. For the fiscal year ended August 31, 2003, SIMC received investment advisory fees, as a percentage of the average daily net assets of each Fund, as follows:

Intermediate-Term Municipal Fund                          0.27%*
--------------------------------------------------------------
California Municipal Bond Fund                            0.31%*
--------------------------------------------------------------
Massachusetts Municipal Bond Fund                         0.27%*
--------------------------------------------------------------
New Jersey Municipal Bond Fund                            0.31%*
--------------------------------------------------------------
New York Municipal Bond Fund                              0.27%*
--------------------------------------------------------------
Pennsylvania Municipal Bond Fund                          0.35%
--------------------------------------------------------------

*After fee waivers.

For the fiscal year ended September 30, 2003, the Short Duration Municipal Fund was not in operation. The Short Duration Municipal Fund will pay SIMC an investment advisory fee at the annual rate of 0.33%, calculated as a percentage of the average daily net assets of the Fund.

SUB-ADVISERS AND PORTFOLIO MANAGERS

INTERMEDIATE-TERM MUNICIPAL FUND
MASSACHUSETTS MUNICIPAL BOND FUND
NEW YORK MUNICIPAL BOND FUND
PENNSYLVANIA MUNICIPAL BOND FUND

Standish Mellon Asset Management Company LLC (Standish), located at One Boston Place, Boston, MA 02108, serves as the Sub-Adviser to the Intermediate-Term Municipal, Massachusetts Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds.

Steven W. Harvey, Senior Portfolio Manager at Standish, manages the Intermediate-Term Municipal, Massachusetts Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds. He has over 21 years of investment experience, the last three with Standish. Prior to joining Standish in 2000, Mr. Harvey was a director of fixed income at Appleton Partners. Mr. Harvey leads a team of investment professionals in managing each of the Funds.

SHORT DURATION MUNICIPAL FUND

Weiss, Peck & Greer Investments (WPG), located at One New York Plaza, New York, NY 10004, serves as the Sub-Adviser to the Short Duration Municipal Fund.

Janet Fiorenza, Managing Director, Co-Head of Municipal Securities and Senior Portfolio Manager, and William Furrer, Principal and Senior Portfolio Manager, manage the portion of the Short Duration Municipal Fund's assets allocated to WPG. Ms. Fiorenza has been with WPG since 1988, and with its predecessor since 1980. She has more than 23 years of investment experience. Mr. Furrer joined WPG's municipal group in 1990.

CALIFORNIA MUNICIPAL BOND FUND
NEW JERSEY MUNICIPAL BOND FUND

McDonnell Investment Management, LLC (McDonnell), located at 1515 West 22nd Street, 11th Floor, Oak Brook, IL 60523, serves as the Sub-Adviser to the California Municipal Bond and New Jersey Municipal Bond Funds.

Stephen J. Wlodarski, CFA, Managing Director and Director of the Municipal Client Group for McDonnell, serves as portfolio manager to the California Municipal Bond and New Jersey Municipal Bond Funds. Prior to joining McDonnell, Mr. Wlodarski served as Vice President and Senior Portfolio Manager of Van Kampen Management Inc. from 1994-2001. Mr. Wlodarski has over 22 years of investment industry experience. Mr. Wlodarski also leads a team of investment professionals in managing each of the Funds.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Class A Shares of the Funds. The Funds offer Class A Shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. Each Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Funds' view, are likely to engage in excessive trading (usually defined as more than four transactions out of a Fund within a calendar year).

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Funds promptly in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, a Fund (or its authorized intermediary) must receive your purchase order in proper form before 4:00 p.m., Eastern time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES

To purchase Class A Shares of the Funds for the first time, you must invest at least $100,000 in the Funds with minimum subsequent investments of at least $1,000. The Funds may accept investments of smaller amounts at their discretion.

FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary that you open your account through is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a

Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

HOW TO SELL YOUR FUND SHARES

If you hold Class A Shares, you may sell your shares on any Business Day by following procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds promptly in accordance with the Funds' procedures and applicable law.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class A Shares.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its income monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below, the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

The Funds will distribute substantially all of their net investment income and their net realized capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event.

The Funds intend to distribute federally tax-exempt income. The California, Massachusetts, New Jersey, New York, and Pennsylvania Municipal Bond Funds also intend to distribute income that is exempt from state (and in some cases, local) income taxes for residents of each such state. The Intermediate-Term Municipal and Short Duration Municipal Funds intend to distribute income that is exempt from Federal income taxes. A portion of the income distributed by the Intermediate-Term Municipal and Short Duration Municipal Funds may be exempt from your state and local income taxes depending on the investments of the Funds. Each Fund may invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes. Income exempt from Federal tax may be subject to state and local taxes. It is not expected that any portion of the taxable income that may be generated by a Fund will be qualified dividend income.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A Shares of the Intermediate-Term Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds. This information is intended to help you understand each Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information for the years ended August 31, 2003 and 2002 has been audited by Ernst & Young LLP, independent auditors. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. The information for the periods presented through August 31, 2001 has been audited by the Funds' previous independent auditors. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

The Short Duration Municipal Fund did not have performance information as of August 31, 2003 since it commenced operations on November 13, 2003.

SEI TAX EXEMPT TRUST -- FOR THE PERIODS ENDED AUGUST 31,

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

                                     NET
                                   REALIZED
                                     AND
                                  UNREALIZED                                                  NET
          NET ASSET                 GAINS      DISTRIBUTIONS  DISTRIBUTIONS                  ASSET                  NET ASSETS
            VALUE,      NET        (LOSSES)      FROM NET       FROM NET                     VALUE,                   END OF
          BEGINNING  INVESTMENT      ON         INVESTMENT      REALIZED         TOTAL       END OF      TOTAL        PERIOD
          OF PERIOD    INCOME     INVESTMENTS     INCOME          GAIN       DISTRIBUTIONS   PERIOD     RETURN+    ($ THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM MUNICIPAL FUND

--------------------------------------------------------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------------------------------------------------------
  2003     $ 11.46     $ 0.40       $ (0.14)      $ (0.40)      $  (0.22)       $ (0.62)     $ 11.10      2.31%      $ 824,103
--------------------------------------------------------------------------------------------------------------------------------
  2002       11.29       0.44          0.23         (0.44)         (0.06)         (0.50)       11.46      6.10         947,495
--------------------------------------------------------------------------------------------------------------------------------
  2001       10.83       0.46          0.46         (0.46)            --          (0.46)       11.29      8.64         996,869
--------------------------------------------------------------------------------------------------------------------------------
  2000       10.70       0.45          0.14         (0.45)         (0.01)         (0.46)       10.83      5.72         843,397
--------------------------------------------------------------------------------------------------------------------------------
  1999       11.08       0.44         (0.37)        (0.44)         (0.01)         (0.45)       10.70      0.67         647,240
--------------------------------------------------------------------------------------------------------------------------------

CALIFORNIA MUNICIPAL BOND FUND

--------------------------------------------------------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------------------------------------------------------
  2003     $ 10.72     $ 0.36       $ (0.20)      $ (0.36)      $  (0.18)       $ (0.54)     $ 10.34      1.48%      $ 179,552
--------------------------------------------------------------------------------------------------------------------------------
  2002       10.67       0.41          0.16         (0.41)         (0.11)         (0.52)       10.72      5.55         211,342
--------------------------------------------------------------------------------------------------------------------------------
  2001       10.27       0.42          0.40         (0.42)            --          (0.42)       10.67      8.20         211,061
--------------------------------------------------------------------------------------------------------------------------------
  2000        9.96       0.40          0.31         (0.40)            --          (0.40)       10.27      7.39         172,328
--------------------------------------------------------------------------------------------------------------------------------
  1999       10.07       0.33         (0.09)        (0.33)         (0.02)         (0.35)        9.96      2.40          64,469
--------------------------------------------------------------------------------------------------------------------------------

                                              RATIO OF
                      RATIO OF                  NET
           RATIO OF   EXPENSES    RATIO OF   INVESTMENT
           EXPENSES  TO AVERAGE     NET      INCOME TO
             TO         NET      INVESTMENT   AVERAGE
           AVERAGE     ASSETS    INCOME TO   NET ASSETS  PORTFOLIO
             NET     (EXCLUDING   AVERAGE    (EXCLUDING  TURNOVER
            ASSETS    WAIVERS)   NET ASSETS   WAIVERS)     RATE
------------------------------------------------------------------
INTERMEDIATE-TERM MUNICIPAL FUND

------------------------------------------------------------------
CLASS A
------------------------------------------------------------------
  2003       0.60%      0.87%       3.53%       3.26%      41.87%
------------------------------------------------------------------
  2002       0.60       0.87        3.88        3.61       27.15
------------------------------------------------------------------
  2001       0.60       0.87        4.14        3.87       36.59
------------------------------------------------------------------
  2000       0.60       0.88        4.27        3.99       17.99
------------------------------------------------------------------
  1999       0.60       0.87        4.03        3.76       30.25
------------------------------------------------------------------

CALIFORNIA MUNICIPAL BOND FUND

------------------------------------------------------------------
CLASS A
------------------------------------------------------------------
  2003       0.60%      0.86%       3.40%       3.14%      60.61%
------------------------------------------------------------------
  2002       0.60       0.87        3.93        3.66       38.98
------------------------------------------------------------------
  2001       0.60       0.88        4.07        3.79       42.81
------------------------------------------------------------------
  2000       0.60       0.87        4.12        3.85       37.16
------------------------------------------------------------------
  1999       0.60       0.90        3.43        3.13      105.21
------------------------------------------------------------------

                                     NET
                                   REALIZED
                                     AND
                                  UNREALIZED                                                  NET
          NET ASSET                 GAINS      DISTRIBUTIONS  DISTRIBUTIONS                  ASSET                  NET ASSETS
            VALUE,      NET        (LOSSES)      FROM NET       FROM NET                     VALUE,                   END OF
          BEGINNING  INVESTMENT      ON         INVESTMENT      REALIZED         TOTAL       END OF      TOTAL        PERIOD
          OF PERIOD    INCOME     INVESTMENTS     INCOME          GAIN       DISTRIBUTIONS   PERIOD     RETURN+    ($ THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS MUNICIPAL BOND FUND

--------------------------------------------------------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------------------------------------------------------
  2003     $ 10.56     $ 0.36       $ (0.11)      $ (0.36)      $ (0.21)        $ (0.57)     $ 10.24      2.44%      $  39,899
--------------------------------------------------------------------------------------------------------------------------------
  2002       10.34       0.40          0.23         (0.40)        (0.01)          (0.41)       10.56      6.25          41,688
--------------------------------------------------------------------------------------------------------------------------------
  2001        9.86       0.41          0.48         (0.41)           --           (0.41)       10.34      9.19          43,221
--------------------------------------------------------------------------------------------------------------------------------
  2000        9.72       0.40          0.14         (0.40)           --           (0.40)        9.86      5.74          31,964
--------------------------------------------------------------------------------------------------------------------------------
  1999       10.05       0.34         (0.33)        (0.34)           --           (0.34)        9.72      0.07          17,840
--------------------------------------------------------------------------------------------------------------------------------

NEW JERSEY MUNICIPAL BOND FUND

--------------------------------------------------------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------------------------------------------------------
  2003     $ 10.60     $ 0.35       $ (0.13)      $ (0.35)      $ (0.15)        $ (0.50)     $ 10.32      2.06%      $  62,708
--------------------------------------------------------------------------------------------------------------------------------
  2002       10.40       0.38          0.22         (0.38)        (0.02)          (0.40)       10.60      5.91          83,748
--------------------------------------------------------------------------------------------------------------------------------
  2001        9.95       0.40          0.45         (0.40)           --           (0.40)       10.40      8.78          74,785
--------------------------------------------------------------------------------------------------------------------------------
  2000        9.86       0.39          0.09         (0.39)           --           (0.39)        9.95      4.99          57,272
--------------------------------------------------------------------------------------------------------------------------------
  1999       10.05       0.32         (0.19)        (0.32)           --           (0.32)        9.86      1.29          24,513
--------------------------------------------------------------------------------------------------------------------------------

NEW YORK MUNICIPAL BOND FUND

--------------------------------------------------------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------------------------------------------------------
  2003     $ 10.67     $ 0.36       $ (0.07)      $ (0.36)      $ (0.13)        $ (0.49)     $ 10.47      2.78%      $  88,866
--------------------------------------------------------------------------------------------------------------------------------
  2002       10.50       0.39          0.19         (0.39)        (0.02)          (0.41)       10.67      5.70          86,313
--------------------------------------------------------------------------------------------------------------------------------
  2001        9.96       0.41          0.55         (0.41)        (0.01)          (0.42)       10.50      9.80          69,207
--------------------------------------------------------------------------------------------------------------------------------
  2000        9.77       0.39          0.19         (0.39)           --           (0.39)        9.96      6.15          49,299
--------------------------------------------------------------------------------------------------------------------------------
  1999       10.05       0.35         (0.28)        (0.35)           --           (0.35)        9.77      0.68          21,562
--------------------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA MUNICIPAL BOND FUND

--------------------------------------------------------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------------------------------------------------------
  2003     $ 10.95     $ 0.48       $ (0.10)      $ (0.48)      $ (0.01)        $ (0.49)     $ 10.84      3.48%      $  56,268
--------------------------------------------------------------------------------------------------------------------------------
  2002       10.73       0.47          0.22         (0.47)           --           (0.47)       10.95      6.62          65,380
--------------------------------------------------------------------------------------------------------------------------------
  2001       10.37       0.49          0.36         (0.49)           --           (0.49)       10.73      8.35          58,855
--------------------------------------------------------------------------------------------------------------------------------
  2000       10.29       0.48          0.09         (0.48)        (0.01)          (0.49)       10.37      5.76          44,170
--------------------------------------------------------------------------------------------------------------------------------
  1999       10.75       0.48         (0.41)        (0.48)        (0.05)          (0.53)       10.29      0.65          18,785
--------------------------------------------------------------------------------------------------------------------------------

                                              RATIO OF
                      RATIO OF                  NET
           RATIO OF   EXPENSES    RATIO OF   INVESTMENT
           EXPENSES  TO AVERAGE     NET      INCOME TO
             TO         NET      INVESTMENT   AVERAGE
           AVERAGE     ASSETS    INCOME TO   NET ASSETS  PORTFOLIO
             NET     (EXCLUDING   AVERAGE    (EXCLUDING  TURNOVER
            ASSETS    WAIVERS)   NET ASSETS   WAIVERS)     RATE
------------------------------------------------------------------
MASSACHUSETTS MUNICIPAL BOND FUND

------------------------------------------------------------------
CLASS A
------------------------------------------------------------------
  2003      0.60%       0.87%       3.48%       3.21%      41.20%
------------------------------------------------------------------
  2002      0.60        0.87        3.84        3.57       33.27
------------------------------------------------------------------
  2001      0.60        0.87        4.05        3.78       19.36
------------------------------------------------------------------
  2000      0.60        0.88        4.19        3.91       24.62
------------------------------------------------------------------
  1999      0.60        0.93        3.57        3.24       13.76
------------------------------------------------------------------

NEW JERSEY MUNICIPAL BOND FUND

------------------------------------------------------------------
CLASS A
------------------------------------------------------------------
  2003      0.60%       0.87%       3.31%       3.04%      35.06%
------------------------------------------------------------------
  2002      0.60        0.87        3.63        3.36       39.88
------------------------------------------------------------------
  2001      0.60        0.87        3.99        3.72       24.57
------------------------------------------------------------------
  2000      0.60        0.88        4.02        3.74       83.16
------------------------------------------------------------------
  1999      0.60        0.91        3.26        2.95       25.41
------------------------------------------------------------------

NEW YORK MUNICIPAL BOND FUND

------------------------------------------------------------------
CLASS A
------------------------------------------------------------------
  2003      0.60%       0.87%       3.40%       3.13%      22.74%
------------------------------------------------------------------
  2002      0.60        0.87        3.73        3.46       17.57
------------------------------------------------------------------
  2001      0.60        0.86        3.99        3.73       15.60
------------------------------------------------------------------
  2000      0.60        0.88        4.10        3.82        2.97
------------------------------------------------------------------
  1999      0.60        0.92        3.60        3.28       17.85
------------------------------------------------------------------

PENNSYLVANIA MUNICIPAL BOND FUND

------------------------------------------------------------------
CLASS A
------------------------------------------------------------------
  2003      0.60%       0.85%       4.35%       4.10%      19.73%
------------------------------------------------------------------
  2002      0.60        0.85        4.39        4.14       29.86
------------------------------------------------------------------
  2001      0.60        0.85        4.61        4.36       34.80
------------------------------------------------------------------
  2000      0.60        0.86        4.75        4.49       30.91
------------------------------------------------------------------
  1999      0.60        0.83        4.53        4.30       16.64
------------------------------------------------------------------

+ Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as "--" are either $0 or have been rounded to $0.

NOTES:

[SEI INVESTMENTS LOGO]


More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated December 31, 2003, includes more detailed information about the SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Intermediate-Term Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds' holdings and contain information from these Funds' managers about fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

By Telephone:   Call 1-8OO-DIAL-SEI

By Mail:        Write to the Funds at:
                1 Freedom Valley Drive
                Oaks, PA 19456

By Internet:    http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The SEI Tax Exempt Trust's Investment Company Act registration number is
811-3447.

SEI-F-008 (12/03)

[SEI INVESTMENTS LOGO]

FIXED INCOME


PENNSYLVANIA MUNICIPAL BOND FUND

CLASS B

PROSPECTUS AS OF DECEMBER 31, 2003


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SEI INVESTMENTS / PROSPECTUS

SEI TAX EXEMPT TRUST

ABOUT THIS PROSPECTUS

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class B Shares of the Pennsylvania Municipal Bond Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return. For more detailed information about the Fund, please see:

          Principal Investment Strategies and Risks,
             Performance Information and Expenses                                   2
          ---------------------------------------------------------------------------
          More Information About Fund Investments                                   6
          ---------------------------------------------------------------------------
          Investment Adviser and Sub-Adviser                                        6
          ---------------------------------------------------------------------------
          Purchasing and Selling Fund Shares                                        7
          ---------------------------------------------------------------------------
          Dividends, Distributions and Taxes                                       10
          ---------------------------------------------------------------------------
          Financial Highlights                                                     11
          ---------------------------------------------------------------------------
          How to Obtain More Information About SEI Tax Exempt Trust        Back Cover

MUNICIPAL SECURITIES

The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, or may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.

Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state and/or local taxes depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

RISK/RETURN INFORMATION

The Pennsylvania Municipal Bond Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more Sub-Advisers who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goal. No matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The estimated level of volatility for the Fund is set forth in the Fund Summary that follows. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

PENNSYLVANIA MUNICIPAL BOND FUND

FUND SUMMARY

INVESTMENT GOAL:                Current income exempt from Federal and
                                Pennsylvania income taxes consistent with the preservation of capital

SHARE PRICE VOLATILITY:         Medium

PRINCIPAL INVESTMENT STRATEGY:  Utilizing a sub-adviser experienced in selecting
                                Pennsylvania municipal securities, the Fund invests in investment grade municipal securities

INVESTMENT STRATEGY

The Pennsylvania Municipal Bond Fund invests substantially all (at least 80%) of its assets in investment grade municipal securities that generate income exempt from Federal and Pennsylvania State income taxes. The principal issuers of these securities are state and local governments and their agencies located in Pennsylvania, as well as Puerto Rico and other U.S. territories and possessions.

The Fund utilizes a Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of seven years or less. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable municipal securities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is subject to the risk that tax-exempt fixed income securities may underperform other fixed income market segments or the fixed income markets as a whole.

Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. A strategy to invest in investment grade securities reduces but does not eliminate this risk.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of Pennsylvania municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of Pennsylvania municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of Pennsylvania obligations than a mutual fund which does not have as great a concentration in Pennsylvania municipal obligations.

Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for ten years. The performance information shown is based on full calendar years.*

[CHART]

1993       8.49%
1994      -1.97%
1995      11.22%
1996       4.33%
1997       8.02%
1998       5.61%
1999      -0.79%
2000       8.71%
2001       4.92%
2002       9.82%

BEST QUARTER: 4.20% (09/30/02)

WORST QUARTER: -3.23% (03/31/94)

* The Fund's Class B total return from January 1, 2003 to September 30, 2003 was 3.87%.

This table compares the Fund's average annual total returns for Class B Shares for the periods ended December 31, 2002 to those of the Lehman Brothers 5-Year G.O. Index and the Lehman Brothers MF Pennsylvania Intermediate Municipal Index.

                                                                                                                   SINCE
PENNSYLVANIA MUNICIPAL BOND FUND -- CLASS B SHARES                   1 YEAR        5 YEARS      10 YEARS      INCEPTION*
------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                   9.82%          5.59%         5.75%           6.27%
------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions**                                 9.80%          5.55%         5.67%           6.20%
------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund
   Shares**                                                           7.86%          5.41%         5.58%           6.08%
------------------------------------------------------------------------------------------------------------------------
Lehman Brothers 5-Year G.O. Index (reflects no deduction for
   fees, expenses, or taxes)***                                       9.00%          5.81%         5.85%           6.55%
------------------------------------------------------------------------------------------------------------------------
Lehman Brothers MF Pennsylvania Intermediate Municipal
   Index (reflects no deduction for fees, expenses, or taxes)***     10.24%          5.98%          N/A+            N/A+
------------------------------------------------------------------------------------------------------------------------

* The inception date of the Fund's Class B Shares is August 14, 1989. Index returns shown from August 31, 1989.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 5-Year G.O. Index is a widely recognized index consisting of general obligation bonds with maturities between 4 and 6 years. The Lehman Brothers MF Pennsylvania Intermediate Municipal Index is a subset of the Lehman Brothers Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of Pennsylvania and their agencies with maturities between 5 and 10 years.

+ The Lehman Brothers MF Pennsylvania Intermediate Municipal Index returns for the 10 Years and Since Inception periods are not provided since Index returns are not available prior to June 30, 1993.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                                                              CLASS B SHARES
-------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                                                    0.35%
-------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                                                   None
-------------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                              0.55%
===================================================================================================================
   Total Annual Fund Operating Expenses                                                                     0.90%*
===================================================================================================================

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Administrator and Distributor each voluntarily waived a portion of their fees in order to keep total operating expenses at a specified level. The Administrator and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

Pennsylvania Municipal Bond Fund -- Class B Shares                                                          0.48%
-----------------------------------------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                                     1 YEAR      3 YEARS      5 YEARS      10 YEARS
-------------------------------------------------------------------------------------------------------------------
Pennsylvania Municipal Bond Fund -- Class B Shares                     $ 92        $ 287        $ 498       $ 1,108
-------------------------------------------------------------------------------------------------------------------

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary investment strategies. However, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if the Adviser or Sub-Adviser believes the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISER

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUND, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUND SINCE IT ALLOCATES THE FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Fund. As of September 30, 2003, SIMC had approximately $46.2 billion in assets under management. For the fiscal year ended August 31, 2003, SIMC received investment advisory fees of 0.35% of the average daily net assets of the Fund.

SUB-ADVISER AND PORTFOLIO MANAGER

Standish Mellon Asset Management Company LLC (Standish), located at One Boston Place, Boston, MA 02108, serves as the Sub-Adviser to Fund. Steven W. Harvey, Senior Portfolio Manager at Standish, manages the Pennsylvania Municipal Bond Fund. He has over 21 years of investment experience, the last three with Standish. Prior to joining Standish in 2000, Mr. Harvey was a director of fixed income at Appleton Partners. Mr. Harvey leads a team of investment professionals in managing the Fund.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Class B Shares of the Fund. The Fund offers Class B Shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class B Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the day after the order is placed. The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Fund promptly in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, the Fund (or its authorized intermediary) must receive your purchase order in proper form before 4:00 p.m., Eastern time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

FOREIGN INVESTORS

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. Accounts for the Fund are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Fund, however, reserves the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary that you open your account through is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

HOW TO SELL YOUR FUND SHARES

If you hold Class B Shares, you may sell your shares on any Business Day by following procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Fund receives your request or the Fund's authorized intermediary receives your request if transmitted to the Fund promptly in accordance with the Fund's procedures and applicable law.

RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale on the Business Day following the day on which it receives your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class B Shares.

For Class B Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

For Class B Shares, administrative service fees, as a percentage of average daily net assets, may be up to 0.05%.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below, the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event.

The Fund intends to distribute federally tax-exempt income. The Fund also intends to distribute income that is exempt from Pennsylvania (and in some cases, local) income taxes. The Fund may invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes. Income exempt from Federal tax may be subject to state and local taxes. It is not expected that any portion of the taxable income that may be generated by the Fund will be qualified dividend income.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class B Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information for the years ended August 31, 2003 and 2002 has been audited by Ernst & Young LLP, independent auditors. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Fund's SAI. The information for the periods presented through August 31, 2001 has been audited by the Fund's previous independent auditors. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI TAX EXEMPT TRUST -- FOR THE PERIODS ENDED AUGUST 31,

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

                                   NET
                                 REALIZED                                                                                  RATIO OF
                                   AND                                                     NET                   NET       EXPENSES
         NET ASSET              UNREALIZED   DISTRIBUTIONS  DISTRIBUTIONS                 ASSET                ASSETS         TO
           VALUE,       NET       GAINS         FROM NET       FROM NET                   VALUE,               END OF      AVERAGE
         BEGINNING  INVESTMENT  (LOSSES) ON    INVESTMENT     REALIZED         TOTAL      END OF    TOTAL      PERIOD        NET
         OF PERIOD    INCOME    INVESTMENTS     INCOME          GAIN       DISTRIBUTIONS  PERIOD   RETURN+  ($ THOUSANDS)   ASSETS
------------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------------------------
 2003     $ 10.95     $ 0.49      $ (0.10)      $ (0.49)       $ (0.01)       $ (0.50)    $ 10.84   3.60%    $  61,992      0.48%
------------------------------------------------------------------------------------------------------------------------------------
 2002       10.73       0.48         0.22         (0.48)            --          (0.48)      10.95   6.75        68,630      0.48
------------------------------------------------------------------------------------------------------------------------------------
 2001       10.36       0.50         0.37         (0.50)            --          (0.50)      10.73   8.58        70,867      0.48
------------------------------------------------------------------------------------------------------------------------------------
 2000       10.29       0.49         0.08         (0.49)         (0.01)         (0.50)      10.36   5.78        77,743      0.48
------------------------------------------------------------------------------------------------------------------------------------
 1999       10.76       0.49        (0.42)        (0.49)         (0.05)         (0.54)      10.29   0.68       104,869      0.48
------------------------------------------------------------------------------------------------------------------------------------

                                   RATIO OF
                                     NET
          RATIO OF     RATIO OF   INVESTMENT
          EXPENSES       NET      INCOME TO
             TO       INVESTMENT   AVERAGE
           AVERAGE    INCOME  TO     NET
         NET ASSETS    AVERAGE      ASSETS      PORTFOLIO
         (EXCLUDING      NET      (EXCLUDING     TURNOVER
          WAIVERS)      ASSETS     WAIVERS)        RATE
----------------------------------------------------------
PENNSYLVANIA MUNICIPAL BOND FUND
----------------------------------------------------------
CLASS B
----------------------------------------------------------
 2003       0.90%       4.47%       4.05%         19.73%
----------------------------------------------------------
 2002       0.90        4.51        4.09          29.86
----------------------------------------------------------
 2001       0.90        4.73        4.31          34.80
----------------------------------------------------------
 2000       0.91        4.83        4.40          30.91
----------------------------------------------------------
 1999       0.87        4.61        4.22          16.64
----------------------------------------------------------

+ Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as "--" are either $0 or have been rounded to $0.

NOTES:

[SEI INVESTMENTS LOGO]


More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated December 31, 2003, includes more detailed information about the SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

By Telephone:  Call 1-8OO-DIAL-SEI

By Mail:       Write to the Fund at:
               1 Freedom Valley Drive
               Oaks, PA 19456

By Internet:   http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The SEI Tax Exempt Trust's Investment Company Act registration number is
811-3447.

SEI-F-131 (12/03)

[SEI INVESTMENTS LOGO]


CALIFORNIA

CALIFORNIA TAX EXEMPT FUND

CLASS A, B & C

PROSPECTUS AS OF
DECEMBER 31, 2003


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SEI INVESTMENTS / PROSPECTUS

SEI TAX EXEMPT TRUST

ABOUT THIS PROSPECTUS

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class A, Class B, and Class C Shares of the California Tax Exempt Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return. For more detailed information about the Fund, please see:

          Principal Investment Strategies and Risks,
             Performance Information and Expenses                                       2
          -------------------------------------------------------------------------------
          More Information About Fund Investments                                       5
          -------------------------------------------------------------------------------
          Investment Adviser                                                            5
          -------------------------------------------------------------------------------
          Purchasing and Selling Fund Shares                                            6
          -------------------------------------------------------------------------------
          Dividends, Distributions and Taxes                                            9
          -------------------------------------------------------------------------------
          Financial Highlights                                                         10
          -------------------------------------------------------------------------------
          How to Obtain More Information About SEI Tax Exempt Trust            Back Cover
          -------------------------------------------------------------------------------

MUNICIPAL SECURITIES

The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, or may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.

Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state and/or local taxes depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

RISK/RETURN INFORMATION

The California Tax Exempt Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of its Adviser. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its goal. No matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments.

A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

CALIFORNIA TAX EXEMPT FUND

FUND SUMMARY

INVESTMENT GOAL:                   Preserving principal value and maintaining a high degree of liquidity while providing current income exempt from Federal and, to the extent possible, California state personal income taxes

SHARE PRICE VOLATILITY:            Very low

PRINCIPAL INVESTMENT STRATEGY:     Utilizing an adviser experienced in selecting municipal securities, the Fund invests in high quality, short-term California municipal money market securities

INVESTMENT STRATEGY

The California Tax Exempt Fund invests substantially all (at least 80%) of its assets in municipal money market securities that pay interest that is exempt from Federal and California income taxes. The principal issuers of these securities are state and local governments and their agencies located in California, as well as Puerto Rico and other U.S. territories and possessions.

The Adviser purchases liquid securities with appropriate maturities that offer competitive yields, and that are issued by financially sound issuers. The Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.

The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes and tax-exempt commercial paper. The Fund may, to a limited extent, invest in certain taxable securities and repurchase agreements, as well as in securities subject to the alternative minimum tax or in taxable municipal securities. The Fund follows strict SEC rules about the credit risk, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of issuers of California municipal securities to repay principal and to make interest payments on securities owned by the Fund. Changes to the financial condition of California municipal issuers also may adversely affect the value of the Fund's securities. For example, financial difficulties of the State, its counties, municipalities and school districts that hinder efforts to borrow and lower credit ratings are factors which may affect the Fund. In addition, actual or perceived erosion of the creditworthiness of California municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of California obligations than a mutual fund which does not have as great a concentration in California municipal obligations.

Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. IN ADDITION, ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.*

[CHART]

1993  2.26%
1994  2.68%
1995  3.60%
1996  3.28%
1997  3.36%
1998  3.02%
1999  2.81%
2000  3.38%
2001  2.24%
2002  1.21%

BEST QUARTER:   0.94%   (06/30/00)

WORST QUARTER:  0.28%   (03/31/02)

* The Fund's Class A total return from January 1, 2003 to September 30, 2003 was 0.62%

This table shows the Fund's average annual total returns for Class A and Class C Shares for the periods ended December 31, 2002.*

                                                                                             SINCE
                                                   1 YEAR      5 YEARS      10 YEARS     INCEPTION
--------------------------------------------------------------------------------------------------
California Tax Exempt Fund -- Class A Shares        1.21%       2.53%        2.78%        3.08%**
--------------------------------------------------------------------------------------------------
California Tax Exempt Fund -- Class C Shares        0.70%       N/A          N/A          1.59%***
--------------------------------------------------------------------------------------------------

* The Fund's Class B Shares were closed on March 12, 2002.
** The inception date of the Fund's Class A Shares is May 14, 1990. *** The inception date of the Fund's Class C Shares is June 26, 2000.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)              CLASS A SHARES    CLASS B SHARES+     CLASS C SHARES
------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                    0.04%             0.04%               0.04%
------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                   None              None                None
------------------------------------------------------------------------------------------------------
Other Expenses                                              0.52%             0.57%               0.77%
======================================================================================================
     Total Annual Fund Operating Expenses                   0.56%*            0.61%*              0.81%*
======================================================================================================

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Administrator and Distributor each voluntarily waived a portion of their fees for Class A Shares and the Administrator waived a portion of its fees for Class B and C Shares in order to keep total operating expenses at a specified level. The Administrator and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

California Tax Exempt Fund -- Class A Shares                                                       0.28%
-------------------------------------------------------------------------------------------------------
California Tax Exempt Fund -- Class B Shares                                                       0.58%+
-------------------------------------------------------------------------------------------------------
California Tax Exempt Fund -- Class C Shares                                                       0.78%
-------------------------------------------------------------------------------------------------------

+ The Fund's Class B Shares were closed as of March 12, 2002. The Fund's Class B Shares annual fund operating expenses are provided as of August 31, 2001.

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                       1 YEAR    3 YEARS    5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------
California Tax Exempt Fund -- Class A Shares          $     57   $    179   $    313   $    701
-----------------------------------------------------------------------------------------------
California Tax Exempt Fund -- Class B Shares          $     62   $    195   $    340   $    762
-----------------------------------------------------------------------------------------------
California Tax Exempt Fund -- Class C Shares          $     83   $    259   $    450   $  1,002
-----------------------------------------------------------------------------------------------

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary investment strategies. However, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives. Of course, there is no guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Weiss, Peck & Greer Investments (WPG), located at One New York Plaza, New York, NY 10004, serves as the Adviser to the Fund. As of September 30, 2003, WPG had approximately $18.2 billion in assets under management. For the fiscal year ended August 31, 2003, WPG received advisory fees from the Fund of 0.04% of the average daily net assets of the Fund.

Janet Fiorenza, Managing Director, Co-Head of Municipal Securities and Senior Portfolio Manager, has managed the Fund since 1990. Ms. Fiorenza has been with WPG since 1988, and with its predecessor since 1980. She has more than 23 years of investment experience.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Class A, Class B and Class C Shares of the Fund. The Fund offers Class A, Class B and Class C Shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). However, the Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class A, Class B and Class C Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Fund promptly in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund calculates its NAV once each Business Day as of 2:00 p.m., Eastern time, or as of the close of the Business Day, whichever time is earlier. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund (or its authorized intermediary) must receive your purchase order in proper form before 2:00 p.m., Eastern time and federal funds (readily available funds) before 2:00 p.m., Eastern time.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

FOREIGN INVESTORS

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. Accounts for the Fund are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Fund, however, reserves the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary that you open your account through is unable to verify your identity.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

HOW TO SELL YOUR FUND SHARES

If you hold Class A, Class B or Class C Shares, you may sell your shares on any Business Day by following procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund's authorized intermediary receives your request if transmitted to the Fund promptly in accordance with the Fund's procedures and applicable law. The Fund must receive your redemption request before 2:00 p.m., Eastern time for your redemption to be processed that day.

RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale on the same Business Day on which it receives your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum, $100,000 for Class A, Class B and Class C Shares of the Fund, you may be required to sell your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid selling your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class A, Class B or Class C Shares.

For Class A, Class B and Class C Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%. SIDCo. has voluntarily agreed to waive the shareholder servicing fees applicable to Class A Shares of the Fund. SIDCo. has no current intention to discontinue this voluntary waiver.

For Class B and Class C Shares, administrative service fees, as a percentage of average daily net assets, may be up to 0.05% and 0.25%, respectively.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event. Because the Fund expects to maintain a stable $1.00 per share price, you should not have any gain or loss if you sell your Fund shares.

The Fund intends to distribute federally tax-exempt income. The Fund also intends to distribute income that is exempt from California state income taxes. The Fund may invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes. Income exempt from Federal tax may be subject to state and local taxes. It is not expected that any portion of the taxable income that may be generated by the Fund will be qualified dividend income.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A, Class B and Class C Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information for the years ended August 31, 2003 and 2002 has been audited by Ernst & Young LLP, independent auditors. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Fund's SAI. The information for the periods presented through August 31, 2001 has been audited by the Fund's previous independent auditors. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI TAX EXEMPT TRUST -- FOR THE PERIODS ENDED AUGUST 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

                                           NET
                                         REALIZED
                                           AND
                                        UNREALIZED                   DISTRIBUTIONS                     NET
               NET ASSET                  GAINS      DISTRIBUTIONS       FROM                         ASSET
                 VALUE,        NET       (LOSSES)      FROM NET           NET                         VALUE,
               BEGINNING   INVESTMENT       ON        INVESTMENT       REALIZED           TOTAL       END OF
               OF PERIOD     INCOME     INVESTMENTS     INCOME           GAIN         DISTRIBUTIONS   PERIOD
------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT FUND
------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------
  2003         $    1.00   $    0.010   $        --  $      (0.010)  $          --   $      (0.010)  $  1.00
------------------------------------------------------------------------------------------------------------
  2002              1.00        0.013            --         (0.013)             --          (0.013)     1.00
------------------------------------------------------------------------------------------------------------
  2001              1.00        0.029            --         (0.029)             --          (0.029)     1.00
------------------------------------------------------------------------------------------------------------
  2000              1.00        0.031            --         (0.031)             --          (0.031)     1.00
------------------------------------------------------------------------------------------------------------
  1999              1.00        0.027            --         (0.027)             --          (0.027)     1.00
------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------
  2002(1)(2)   $    1.00   $    0.006   $        --  $      (0.006)  $          --   $      (0.006)  $  1.00
------------------------------------------------------------------------------------------------------------
  2001              1.00        0.026            --         (0.026)             --          (0.026)     1.00
------------------------------------------------------------------------------------------------------------
  2000              1.00        0.028            --         (0.028)             --          (0.028)     1.00
------------------------------------------------------------------------------------------------------------
  1999(3)           1.00        0.014            --         (0.014)             --          (0.014)     1.00
------------------------------------------------------------------------------------------------------------

                                                                                        RATIO OF
                                                           RATIO OF                       NET
                                              RATIO OF     EXPENSES       RATIO OF     INVESTMENT
                                              EXPENSES     TO AVERAGE       NET        INCOME TO
                              NET ASSETS         TO           NET        INVESTMENT     AVERAGE
                                END OF         AVERAGE       ASSETS       INCOME TO    NET ASSETS
                   TOTAL        PERIOD           NET      (EXCLUDING      AVERAGE      (EXCLUDING
                  RETURN+    ($ THOUSANDS)     ASSETS       WAIVERS)     NET ASSETS     WAIVERS)
-------------------------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT FUND
-------------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------------
  2003             1.00%     $   22,542        0.28%         0.56%          0.95%          0.67%
-------------------------------------------------------------------------------------------------
  2002             1.34          23,144        0.28          0.56           1.31           1.03
-------------------------------------------------------------------------------------------------
  2001             2.90          21,051        0.28          0.55           2.85           2.58
-------------------------------------------------------------------------------------------------
  2000             3.19          22,350        0.28          0.58           3.13           2.83
-------------------------------------------------------------------------------------------------
  1999             2.78          22,356        0.28          0.56           2.70           2.42
-------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------
  2002(1)(2)       0.56%     $       --        0.58%         0.61%          1.38%          1.35%
-------------------------------------------------------------------------------------------------
  2001             2.59           1,503        0.58          0.60           2.41           2.39
-------------------------------------------------------------------------------------------------
  2000             2.88             596        0.58          0.63           2.84           2.79
-------------------------------------------------------------------------------------------------
  1999(3)          1.43             508        0.58          0.60           2.42           2.40
-------------------------------------------------------------------------------------------------

                                           NET
                                         REALIZED
                                            AND
                                        UNREALIZED                   DISTRIBUTIONS                     NET
               NET ASSET                  GAINS      DISTRIBUTIONS       FROM                         ASSET
                 VALUE,        NET       (LOSSES)      FROM NET           NET                         VALUE,
               BEGINNING   INVESTMENT       ON        INVESTMENT       REALIZED          TOTAL        END OF
               OF PERIOD     INCOME     INVESTMENTS     INCOME           GAIN         DISTRIBUTIONS   PERIOD
------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------
  2003         $ 1.00      $ 0.005      $       --    $   (0.005)    $         --    $     (0.005)   $ 1.00
------------------------------------------------------------------------------------------------------------
  2002           1.00        0.008              --        (0.008)              --          (0.008)     1.00
------------------------------------------------------------------------------------------------------------
  2001           1.00        0.024              --        (0.024)              --          (0.024)     1.00
------------------------------------------------------------------------------------------------------------
  2000(4)        1.00        0.005              --        (0.005)              --          (0.005)     1.00
------------------------------------------------------------------------------------------------------------

                                                                                        RATIO OF
                                                           RATIO OF                       NET
                                              RATIO OF     EXPENSES       RATIO OF     INVESTMENT
                                              EXPENSES     TO AVERAGE       NET        INCOME TO
                              NET ASSETS         TO           NET        INVESTMENT     AVERAGE
                                END OF         AVERAGE      ASSETS       INCOME TO    NET ASSETS
                   TOTAL        PERIOD           NET      (EXCLUDING      AVERAGE     (EXCLUDING
                  RETURN+    ($ THOUSANDS)     ASSETS      WAIVERS)      NET ASSETS    WAIVERS)
-------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------
  2003             0.46%     $     964          0.78%        0.81%          0.56%        0.53%
-------------------------------------------------------------------------------------------------
  2002             0.84         11,698          0.78         0.81           0.82         0.79
-------------------------------------------------------------------------------------------------
  2001             2.39          7,615          0.78         0.80           2.24         2.22
-------------------------------------------------------------------------------------------------
  2000(4)          0.55          1,938          0.78         0.83           2.93         2.88
-------------------------------------------------------------------------------------------------

+ Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1) The California Tax Exempt Fund -- Class B closed on March 11, 2002. The financial information disclosed for the 2002 fiscal year represents activity that occurred while shares in the class were outstanding from September 2001 through March 2002. All shares were redeemed from the class on March 11, 2002 and no activity occurred in the class for the period March 12, 2002 to August 31, 2002. Ratios have been annualized. The "Net Asset Value End of Period" represents the NAV on the last redemption.

(2)  Per share calculations were performed using average shares for the period.

(3) The California Tax Exempt Fund -- Class B were offered beginning January 27, 1999. All ratios for the period have been annualized.

(4) The California Tax Exempt Fund -- Class C commenced operations on June 26, 2000. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

NOTES:

[SEI INVESTMENTS LOGO]


More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated December 31, 2003, includes more detailed information about the SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

By Telephone:    Call 1-8OO-DIAL-SEI

By Mail:         Write to the Fund at:
                 1 Freedom Valley Drive
                 Oaks, PA 19456

By Internet:     http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The SEI Tax Exempt Trust's Investment Company Act registration number is
811-3447.

CMS-F-005 (12/03)

[SEI INVESTMENTS LOGO]

PENNSYLVANIA

PENNSYLVANIA TAX FREE FUND

CLASS A, B & C

PROSPECTUS AS OF DECEMBER 31, 2003

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SEI INVESTMENTS / PROSPECTUS

SEI TAX EXEMPT TRUST

ABOUT THIS PROSPECTUS

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class A, Class B, and Class C Shares of the Pennsylvania Tax Free Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return. For more detailed information about the Fund, please see:

        Principal Investment Strategies and Risks,
           Performance Information and Expenses                                        2
        --------------------------------------------------------------------------------
        More Information About Fund Investments                                        6
        --------------------------------------------------------------------------------
        Investment Adviser                                                             6
        --------------------------------------------------------------------------------
        Purchasing and Selling Fund Shares                                             7
        --------------------------------------------------------------------------------
        Dividends, Distributions and Taxes                                            10
        --------------------------------------------------------------------------------
        Financial Highlights                                                          11
        --------------------------------------------------------------------------------
        How to Obtain More Information About SEI Tax Exempt Trust             Back Cover
        --------------------------------------------------------------------------------

MUNICIPAL SECURITIES

The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, or may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.

Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state and/or local taxes depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

RISK/RETURN INFORMATION

The Pennsylvania Tax Free Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of its Adviser. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its goal. No matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments.

A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PENNSYLVANIA TAX FREE FUND

FUND SUMMARY

INVESTMENT GOAL:                Preserving capital while providing a high level
                                of current income exempt from Federal and, to the extent possible, Pennsylvania state personal income taxes

SHARE PRICE VOLATILITY:         Very low

PRINCIPAL INVESTMENT STRATEGY:  Utilizing an adviser experienced in selecting municipal securities, the Fund invests in high quality, short-term Pennsylvania municipal money market securities

INVESTMENT STRATEGY

The Pennsylvania Tax Free Fund invests substantially all (at least 80%) of its assets in municipal money market securities that pay interest that is exempt from Federal and Pennsylvania income taxes. The principal issuers of these securities are state and local governments and their agencies located in Pennsylvania, as well as Puerto Rico and other U.S. territories and possessions.

The Adviser purchases liquid securities with appropriate maturities that offer competitive yields, and that are issued by financially sound issuers. The Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.

The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes and tax-exempt commercial paper. The Fund may, to a limited extent, invest in certain taxable securities and repurchase agreements, as well as in securities subject to the alternative minimum tax or in taxable municipal securities. The Fund follows strict SEC rules about the credit risk, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of issuers of Pennsylvania municipal securities to repay principal and to make interest payments on securities owned by the Fund. Changes to the financial condition of Pennsylvania municipal issuers also may adversely affect the value of the Fund's securities. For example, financial difficulties of the Commonwealth, its counties, municipalities and school districts that hinder efforts to borrow and lower credit ratings are factors which may affect the Fund. In addition, actual or perceived erosion of the creditworthiness of Pennsylvania municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of Pennsylvania obligations than a mutual fund which does not have as great a concentration in Pennsylvania municipal obligations.

Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. IN ADDITION, ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for eight years. The performance information shown is based on full calendar years.*

[CHART]

    1995       3.74%
    1996       3.26%
    1997       3.46%
    1998       3.29%
    1999       3.15%
    2000       3.93%
    2001       2.68%
    2002       1.23%

BEST QUARTER:    1.03%    (12/31/00)

WORST QUARTER:   0.29%    (09/30/02)

* The Fund's Class A total return from January 1, 2003 to September 30, 2003 was 0.63%.

This table shows the Fund's average annual total returns for Class A and B Shares for the periods ended December 31, 2002.*

                                                                                                    SINCE
                                                                    1 YEAR       5 YEARS        INCEPTION
---------------------------------------------------------------------------------------------------------
Pennsylvania Tax Free Fund -- Class A Shares                         1.23%         2.85%         3.05%**
---------------------------------------------------------------------------------------------------------
Pennsylvania Tax Free Fund -- Class B Shares                         0.93%          N/A          1.45%***
---------------------------------------------------------------------------------------------------------

* The Class C Shares of the Fund were not open to investors on December 31, 2002.
** The inception date for Class A Shares of the Fund is January 21, 1994. *** The inception date for Class B Shares of the Fund is April 2, 2001.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                      CLASS A SHARES   CLASS B SHARES   CLASS C SHARES
-------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                           0.04%            0.04%            0.04%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                           None             None             None
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                     0.64%            0.69%            0.89%*
=============================================================================================================
  Total Annual Fund Operating Expenses                             0.68%**          0.73%**          0.93%***
=============================================================================================================

* Other expenses are based on estimated amounts for the current fiscal year.

** The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Administrator and Distributor each voluntarily waived a portion of their fees for the Class A Shares and the Administrator waived a portion of its fees for Class B Shares in order to keep total operating expenses at a specified level. The Administrator and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

Pennsylvania Tax Free Fund -- Class A Shares                                                         0.35%
----------------------------------------------------------------------------------------------------------
Pennsylvania Tax Free Fund -- Class B Shares                                                         0.65%
----------------------------------------------------------------------------------------------------------

*** The Fund's total actual operating expenses for the current fiscal year are expected to be less than the amount shown above because the Administrator and Distributor are each voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Administrator and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

Pennsylvania Tax Free Fund -- Class C Shares                                                         0.85%
----------------------------------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                                1 YEAR    3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------------------------------------------------------
Pennsylvania Tax Free Fund -- Class A Shares                    $   69    $   218     $   379     $    847
----------------------------------------------------------------------------------------------------------
Pennsylvania Tax Free Fund -- Class B Shares                    $   75    $   233     $   406     $    906
----------------------------------------------------------------------------------------------------------
Pennsylvania Tax Free Fund -- Class C Shares                    $   95    $   296     $   515     $  1,143
----------------------------------------------------------------------------------------------------------

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary investment strategies. However, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives. Of course, there is no guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Weiss, Peck & Greer Investments (WPG), located at One New York Plaza, New York, NY 10004, serves as the Adviser to the Fund. As of September 30, 2003, WPG had approximately $18.2 billion in assets under management. For the fiscal year ended August 31, 2003, WPG received advisory fees from the Fund of 0.04% of the average daily net assets of the Fund.

Janet Fiorenza, Managing Director, Co-Head of Municipal Securities and Senior Portfolio Manager, has managed the Fund since its inception. Ms. Fiorenza has been with WPG since 1988, and with its predecessor since 1980. She has more than 23 years of investment experience.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Class A, Class B and Class C Shares of the Fund. The Fund offers Class A, Class B and Class C Shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). However, the Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class A, Class B and Class C Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Fund promptly in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund calculates its NAV once each Business Day as of 2:00 p.m., Eastern time, or as of the close of the Business Day, whichever time is earlier. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund (or its authorized intermediary) must receive your purchase order in proper form before 2:00 p.m., Eastern time and federal funds (readily available funds) before 2:00 p.m., Eastern time.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

FOREIGN INVESTORS

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. Accounts for the Fund are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Fund, however, reserves the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary that you open your account through is unable to verify your identity.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

HOW TO SELL YOUR FUND SHARES

If you hold Class A, Class B, or Class C Shares, you may sell your shares on any Business Day by following procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund's authorized intermediary receives your request if transmitted to the Fund promptly in accordance with the Fund's procedures and applicable law. The Fund must receive your redemption request before 1:30 p.m., Eastern time for your redemption to be processed that day.

RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale on the same Business Day on which it receives your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum, $100,000 for Class A, Class B and Class C Shares of the Fund, you may be required to sell your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid selling your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class A, Class B, or Class C Shares.

For Class A, Class B and Class C Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%. SIDCo. has voluntarily agreed to waive the shareholder servicing fees applicable to Class A Shares of the Fund. SIDCo. has no current intention to discontinue this voluntary waiver.

For Class B and Class C Shares, administrative service fees, as a percentage of average daily net assets, may be up to 0.05% and 0.25%, respectively.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event. Because the Fund expects to maintain a stable $1.00 per share price, you should not have any gain or loss if you sell your Fund shares.

The Fund intends to distribute federally tax-exempt income. The Fund also intends to distribute income that is exempt from Pennsylvania state and local income taxes. The Fund may invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes. Income exempt from Federal tax may be subject to state and local taxes. It is not expected that any portion of the taxable income that may be generated by the Fund will be qualified dividend income.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A Shares and Class B Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information for the years ended August 31, 2003 and 2002 has been audited by Ernst & Young LLP, independent auditors. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Fund's SAI. The information for the periods presented through August 31, 2001 has been audited by the Fund's previous independent auditors. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI TAX EXEMPT TRUST -- FOR THE PERIODS ENDED AUGUST 31,

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

                                       NET
                                     REALIZED
                                       AND
                                    UNREALIZED                  DISTRIBUTIONS                  NET
             NET ASSET                 GAINS     DISTRIBUTIONS      FROM                      ASSET              NET ASSETS
               VALUE,      NET       (LOSSES)       FROM NET        NET                       VALUE,              END OF
             BEGINNING  INVESTMENT      ON        INVESTMENT      REALIZED         TOTAL      END OF   TOTAL      PERIOD
             OF PERIOD    INCOME    INVESTMENTS     INCOME          GAIN       DISTRIBUTIONS  PERIOD  RETURN+  ($ THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA TAX FREE FUND
----------------------------------------------------------------------------------------------------------------------------
CLASS A
----------------------------------------------------------------------------------------------------------------------------
  2003        $ 1.00     $ 0.010       $ --        $ (0.010)        $ --         $ (0.010)    $ 1.00   0.98%     $ 15,377
----------------------------------------------------------------------------------------------------------------------------
  2002          1.00       0.014         --          (0.014)          --           (0.014)      1.00   1.41        34,387
----------------------------------------------------------------------------------------------------------------------------
  2001          1.00       0.034         --          (0.034)          --           (0.034)      1.00   3.47        37,067
----------------------------------------------------------------------------------------------------------------------------
  2000          1.00       0.036         --          (0.036)          --           (0.036)      1.00   3.66        69,575
----------------------------------------------------------------------------------------------------------------------------
  1999          1.00       0.030         --          (0.030)          --           (0.030)      1.00   3.10        34,098
----------------------------------------------------------------------------------------------------------------------------
CLASS B
----------------------------------------------------------------------------------------------------------------------------
  2003        $ 1.00     $ 0.007       $ --        $ (0.007)        $ --         $ (0.007)    $ 1.00   0.68%     $ 28,174
----------------------------------------------------------------------------------------------------------------------------
  2002          1.00       0.011         --          (0.011)          --           (0.011)      1.00   1.10        26,210
----------------------------------------------------------------------------------------------------------------------------
  2001(1)       1.00       0.011         --          (0.011)          --           (0.011)      1.00   1.11         5,966
----------------------------------------------------------------------------------------------------------------------------

                                                RATIO OF
                        RATIO OF                  NET
             RATIO OF   EXPENSES    RATIO OF   INVESTMENT
             EXPENSES  TO AVERAGE     NET       INCOME TO
                TO        NET      INVESTMENT   AVERAGE
             AVERAGE     ASSETS    INCOME TO   NET ASSETS
               NET     (EXCLUDING   AVERAGE    (EXCLUDING
              ASSETS    WAIVERS)   NET ASSETS   WAIVERS)
---------------------------------------------------------
PENNSYLVANIA TAX FREE FUND
---------------------------------------------------------
CLASS A
---------------------------------------------------------
  2003         0.35%      0.68%       1.02%      0.69%
---------------------------------------------------------
  2002         0.35       0.69        1.38       1.04
---------------------------------------------------------
  2001         0.35       0.72        3.54       3.17
---------------------------------------------------------
  2000         0.35       0.69        3.68       3.34
---------------------------------------------------------
  1999         0.35       0.69        3.04       2.70
---------------------------------------------------------
CLASS B
---------------------------------------------------------
  2003         0.65%      0.73%       0.69%      0.61%
---------------------------------------------------------
  2002         0.65       0.74        1.01       0.92
---------------------------------------------------------
  2001(1)      0.65       0.77        2.51       2.39
---------------------------------------------------------

+ Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1) The Pennsylvania Tax Free Fund -- Class B commenced operations on April 2, 2001. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

NOTES:

[SEI INVESTMENTS LOGO]


More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated December 31, 2003, includes more detailed information about the SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

By Telephone:   Call 1-8OO-DIAL-SEI

By Mail:        Write to the Fund at:
                1 Freedom Valley Drive
                Oaks, PA 19456

By Internet:    http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The SEI Tax Exempt Trust's Investment Company Act registration number is
811-3447.

CMS-F-009 (12/03)

[SEI INVESTMENTS LOGO]

MONEY MARKET

INSTITUTIONAL TAX FREE FUND

CLASS A

PROSPECTUS AS OF
DECEMBER 31, 2003

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SEI INVESTMENTS / PROSPECTUS


SEI TAX EXEMPT TRUST

ABOUT THIS PROSPECTUS

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class A Shares of the Institutional Tax Free Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return. For more detailed information about the Fund, please see:

  Principal Investment Strategies and Risks,
     Performance Information and Expenses                                  2
  --------------------------------------------------------------------------
  More Information About Fund Investments                                  5
  --------------------------------------------------------------------------
  Investment Adviser                                                       5
  --------------------------------------------------------------------------
  Purchasing and Selling Fund Shares                                       6
  --------------------------------------------------------------------------
  Dividends, Distributions and Taxes                                       9
  --------------------------------------------------------------------------
  Financial Highlights                                                    10
  --------------------------------------------------------------------------
  How to Obtain More Information About SEI Tax Exempt Trust       Back Cover
  --------------------------------------------------------------------------

MUNICIPAL SECURITIES

The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, or may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.

Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state and/or local taxes depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

RISK/RETURN INFORMATION

The Institutional Tax Free Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of its Adviser. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its goal. No matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments.

A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

INSTITUTIONAL TAX FREE FUND

FUND SUMMARY

INVESTMENT GOAL:                    Preserving principal value and maintaining a
                                    high degree of liquidity while providing current income exempt from Federal income taxes

SHARE PRICE VOLATILITY:             Very low

PRINCIPAL INVESTMENT STRATEGY:      Utilizing an adviser experienced in
                                    selecting municipal securities, the Fund invests in high quality, short-term tax-exempt money market securities

INVESTMENT STRATEGY

The Institutional Tax Free Fund invests substantially all (at least 80%) of its assets in municipal money market securities that pay interest that is exempt from Federal income taxes. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions.

The Adviser purchases liquid securities with appropriate maturities that offer competitive yields, and that are issued by financially sound issuers. The Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.

The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes and tax-exempt commercial paper. The Fund may, to a limited extent, invest in certain taxable securities and repurchase agreements, as well as in securities subject to the alternative minimum tax or in taxable municipal securities. The Fund follows strict SEC rules about the credit risk, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Fund. Changes to the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities. The Fund's securities may change in value in response to changes in interest rates and other factors. In addition, actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings.

Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. IN ADDITION, ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.*

[CHART]

1993    2.48%
1994    2.81%
1995    3.83%
1996    3.39%
1997    3.51%
1998    3.33%
1999    3.13%
2000    4.00%
2001    2.68%
2002    1.30%

BEST QUARTER:    1.04% (12/31/00)

WORST QUARTER:   0.31% (12/31/02)

* The Fund's Class A total return from January 1, 2003 to September 30, 2003 was 0.65%.

This table shows the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002.

                                                                                             SINCE
CLASS A SHARES                                     1 YEAR      5 YEARS      10 YEARS    INCEPTION*
--------------------------------------------------------------------------------------------------
Institutional Tax Free Fund                         1.30%       2.88%         3.04%         3.93%
--------------------------------------------------------------------------------------------------

* The inception date of the Fund's Class A Shares is November 3, 1982.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                                 CLASS A SHARES
-------------------------------------------------------------------------------------
Investment Advisory Fees                                                       0.04%
-------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                      None
-------------------------------------------------------------------------------------
Other Expenses                                                                 0.63%
=====================================================================================
  Total Annual Fund Operating Expenses                                         0.67%*
=====================================================================================

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Administrator and Distributor each voluntarily waived a portion of their fees in order to keep total operating expenses at a specified level. The Administrator and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

Institutional Tax Free Fund -- Class A Shares                                  0.33%
-----------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                       1 YEAR      3 YEARS      5 YEARS      10 YEARS
-----------------------------------------------------------------------------------------------------
Institutional Tax Free Fund -- Class A Shares          $   68      $   214      $   373      $    835
-----------------------------------------------------------------------------------------------------

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary investment strategies. However, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives. Of course, there is no guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Weiss, Peck & Greer Investments (WPG), located at One New York Plaza, New York, NY 10004, serves as the Adviser to the Fund. As of September 30, 2003, WPG had approximately $18.2 billion in assets under management. For the fiscal year ended August 31, 2003, WPG received advisory fees from the Fund of 0.04% of the average daily net assets of the Fund.

Janet Fiorenza, Managing Director, Co-Head of Municipal Securities and Senior Portfolio Manager, has managed the Fund since 1990. Ms. Fiorenza has been with WPG since 1988, and with its predecessor since 1980. She has more than 23 years of investment experience.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Class A Shares of the Fund. The Fund offers Class A Shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). However, the Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund calculates its NAV once each Business Day as of 3:00 p.m., Eastern time, or as of the close of the Business Day, whichever time is earlier. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund (or its authorized intermediary) must receive your purchase order in proper form before 3:00 p.m., Eastern time and federal funds (readily available funds) before 3:00 p.m., Eastern time.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

FOREIGN INVESTORS

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.


CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. Accounts for the Fund are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Fund, however, reserves the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary that you open your account through is unable to verify your identity.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

HOW TO SELL YOUR FUND SHARES

If you hold Class A Shares, you may sell your shares on any Business Day by following procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund's authorized intermediary receives your request if transmitted to the Fund promptly in accordance with the Fund's procedures and applicable law. The Fund must receive your redemption request before 1:30 p.m., Eastern time for your redemption to be processed that day.

RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale on the same Business Day on which it receives your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum, $100,000 for Class A Shares of the Fund, you may be required to sell your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid selling your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class A Shares.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%. SIDCo. has voluntarily agreed to waive the shareholder servicing fees applicable to Class A Shares of the Fund. SIDCo. has no current intention to discontinue this voluntary waiver.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event. Because the Fund expects to maintain a stable $1.00 per share price, you should not have any gain or loss if you sell your Fund shares.

The Fund intends to distribute federally tax-exempt income. The Fund may also invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes. Income exempt from Federal tax may be subject to state and local taxes. It is not expected that any portion of the taxable income that may be generated by the Fund will be qualified dividend income.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class A Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information for the years ended August 31, 2003 and 2002 has been audited by Ernst & Young LLP, independent auditors. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Fund's SAI. The information for the periods presented through August 31, 2001 has been audited by the Fund's previous independent auditors. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI TAX EXEMPT TRUST -- FOR THE PERIODS ENDED AUGUST 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

                                           NET
                                         REALIZED
                                           AND
                                        UNREALIZED                    DISTRIBUTIONS                     NET
               NET ASSET                   GAINS      DISTRIBUTIONS       FROM                         ASSET
                 VALUE,       NET        (LOSSES)       FROM NET          NET                          VALUE,
               BEGINNING   INVESTMENT       ON         INVESTMENT       REALIZED          TOTAL        END OF      TOTAL
               OF PERIOD     INCOME     INVESTMENTS      INCOME           GAIN        DISTRIBUTIONS    PERIOD     RETURN+
--------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL TAX FREE FUND
--------------------------------------------------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------------------------------------------------
  2003         $    1.00   $    0.010   $        --   $      (0.010)  $          --   $      (0.010)  $    1.00       1.01%
--------------------------------------------------------------------------------------------------------------------------
  2002              1.00        0.015            --          (0.015)             --          (0.015)       1.00       1.51
--------------------------------------------------------------------------------------------------------------------------
  2001              1.00        0.034            --          (0.034)             --          (0.034)       1.00       3.45
--------------------------------------------------------------------------------------------------------------------------
  2000              1.00        0.037            --          (0.037)             --          (0.037)       1.00       3.72
--------------------------------------------------------------------------------------------------------------------------
  1999              1.00        0.030            --          (0.030)             --          (0.030)       1.00       3.08
--------------------------------------------------------------------------------------------------------------------------

                                                                         RATIO OF
                                             RATIO OF                       NET
                                RATIO OF     EXPENSES      RATIO OF     INVESTMENT
                                EXPENSES    TO AVERAGE       NET         INCOME TO
                NET ASSETS         TO          NET        INVESTMENT      AVERAGE
                  END OF        AVERAGE      ASSETS       INCOME TO     NET ASSETS
                  PERIOD          NET       (EXCLUDING     AVERAGE      (EXCLUDING
               ($ THOUSANDS)     ASSETS      WAIVERS)     NET ASSETS      WAIVERS)
-----------------------------------------------------------------------------------
INSTITUTIONAL TAX FREE FUND
-----------------------------------------------------------------------------------
CLASS A
-----------------------------------------------------------------------------------

  2003         $   1,112,175        0.33%         0.67%         1.00%          0.66%
-----------------------------------------------------------------------------------
  2002             1,074,583        0.33          0.69          1.49           1.13
-----------------------------------------------------------------------------------
  2001             1,014,175        0.33          0.69          3.33           2.97
-----------------------------------------------------------------------------------
  2000               755,806        0.33          0.69          3.65           3.29
-----------------------------------------------------------------------------------
  1999               785,954        0.33          0.68          3.03           2.68
-----------------------------------------------------------------------------------

+ Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as "--" are either $0 or have been rounded to $0.

NOTES:

NOTES:

[SEI INVESTMENTS LOGO]

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated December 31, 2003, includes more detailed information about the SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

By Telephone:       Call 1-8OO-DIAL-SEI

By Mail:            Write to the Fund at:
                    1 Freedom Valley Drive
                    Oaks, PA 19456

By Internet:        http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The SEI Tax Exempt Trust's Investment Company Act registration number is
811-3447.

CMS-F-004 (12/03)

[SEI INVESTMENTS LOGO]


MONEY MARKET

INSTITUTIONAL TAX FREE FUND

CLASS B

PROSPECTUS AS OF DECEMBER 31, 2003


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SEI INVESTMENTS / PROSPECTUS

SEI TAX EXEMPT TRUST

ABOUT THIS PROSPECTUS

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class B Shares of the Institutional Tax Free Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return. For more detailed information about the Fund, please see:

          Principal Investment Strategies and Risks,
             Performance Information and Expenses                                   2
          ---------------------------------------------------------------------------
          More Information About Fund Investments                                   5
          ---------------------------------------------------------------------------
          Investment Adviser                                                        5
          ---------------------------------------------------------------------------
          Purchasing and Selling Fund Shares                                        6
          ---------------------------------------------------------------------------
          Dividends, Distributions and Taxes                                        9
          ---------------------------------------------------------------------------
          Financial Highlights                                                     10
          ---------------------------------------------------------------------------
          How to Obtain More Information About SEI Tax Exempt Trust        Back Cover
          ---------------------------------------------------------------------------

MUNICIPAL SECURITIES

The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, or may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.

Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state and/or local taxes depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

RISK/RETURN INFORMATION

The Institutional Tax Free Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of its Adviser. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its goal. No matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments.

A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

INSTITUTIONAL TAX FREE FUND

FUND SUMMARY

INVESTMENT GOAL:                Preserving principal value and maintaining a
                                high degree of liquidity while providing current income exempt from Federal income taxes

SHARE PRICE VOLATILITY:         Very low

PRINCIPAL INVESTMENT STRATEGY:  Utilizing an adviser experienced in selecting municipal securities, the Fund invests in high quality, short-term tax-exempt money market securities

INVESTMENT STRATEGY

The Institutional Tax Free Fund invests substantially all (at least 80%) of its assets in municipal money market securities that pay interest that is exempt from Federal income taxes. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions.

The Adviser purchases liquid securities with appropriate maturities that offer competitive yields, and that are issued by financially sound issuers. The Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.

The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes and tax-exempt commercial paper. The Fund may, to a limited extent, invest in certain taxable securities and repurchase agreements, as well as in securities subject to the alternative minimum tax or in taxable municipal securities. The Fund follows strict SEC rules about the credit risk, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Fund. Changes to the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities. The Fund's securities may change in value in response to changes in interest rates and other factors. In addition, actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings.

Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. IN ADDITION, ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for ten years. The performance information shown is based on full calendar years.*

[CHART]

1993        2.17%
1994        2.51%
1995        3.52%
1996        3.08%
1997        3.21%
1998        3.02%
1999        2.82%
2000        3.69%
2001        2.37%
2002        1.00%

BEST QUARTER:    0.97% (12/31/00)

WORST QUARTER:   0.23% (12/31/02)

* The Fund's Class B total return from January 1, 2003 to September 30, 2003 was 0.42%.

This table shows the Fund's average annual total returns for Class B Shares for the periods ended December 31, 2002.

                                                                                    SINCE
CLASS B SHARES                               1 YEAR    5 YEARS    10 YEARS     INCEPTION*
-----------------------------------------------------------------------------------------
Institutional Tax Free Fund                   1.00%      2.58%       2.74%          2.92%
-----------------------------------------------------------------------------------------

* The inception date of the Fund's Class B Shares is October 15, 1990.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                                      CLASS B SHARES
-----------------------------------------------------------------------------------------
Investment Advisory Fees                                                           0.04%
-----------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                           None
-----------------------------------------------------------------------------------------
Other Expenses                                                                     0.68%
=========================================================================================
  Total Annual Fund Operating Expenses                                             0.72%*
=========================================================================================

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Administrator voluntarily waived a portion of its fees in order to keep total operating expenses at a specified level. The Administrator may discontinue all or part of this waiver at any time. With this fee waiver, the Fund's actual total operating expenses were as follows:

Institutional Tax Free Fund -- Class B Shares                                       0.63%
-----------------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                 1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------
Institutional Tax Free Fund -- Class B Shares      $ 74      $ 230      $ 401       $ 894
-----------------------------------------------------------------------------------------

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary investment strategies. However, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives. Of course, there is no guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Weiss, Peck & Greer Investments (WPG), located at One New York Plaza, New York, NY 10004, serves as the Adviser to the Fund. As of September 30, 2003, WPG had approximately $18.2 billion in assets under management. For the fiscal year ended August 31, 2003, WPG received advisory fees from the Fund of 0.04% of the average daily net assets of the Fund.

Janet Fiorenza, Managing Director, Co-Head of Municipal Securities and Senior Portfolio Manager, has managed the Fund since 1990. Ms. Fiorenza has been with WPG since 1988, and with its predecessor since 1980. She has more than 23 years of investment experience.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Class B Shares of the Fund. The Fund offers Class B Shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). However, the Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class B Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund calculates its NAV once each Business Day as of 3:00 p.m., Eastern time, or as of the close of the Business Day, whichever time is earlier. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund (or its authorized intermediary) must receive your purchase order in proper form before 3:00 p.m., Eastern time and federal funds (readily available funds) before 3:00 p.m., Eastern time.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

FOREIGN INVESTORS

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. Accounts for the Fund are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Fund, however, reserves the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary that you open your account through is unable to verify your identity.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

HOW TO SELL YOUR FUND SHARES

If you hold Class B Shares, you may sell your shares on any Business Day by following procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund's authorized intermediary receives your request if transmitted to the Fund promptly in accordance with the Fund's procedures and applicable law. The Fund must receive your redemption request before 1:30 p.m., Eastern time for your redemption to be processed that day.

RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale on the same Business Day on which it receives your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum, $100,000 for Class B Shares of the Fund, you may be required to sell your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid selling your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class B Shares.

For Class B Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

For Class B Shares, administrative service fees, as a percentage of average daily net assets, may be up to 0.05%.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event. Because the Fund expects to maintain a stable $1.00 per share price, you should not have any gain or loss if you sell your Fund shares.

The Fund intends to distribute federally tax-exempt income. The Fund may also invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes. Income exempt from Federal tax may be subject to state and local taxes. It is not expected that any portion of the taxable income that may be generated by the Fund will be qualified dividend income.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class B Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information for the years ended August 31, 2003 and 2002 has been audited by Ernst & Young LLP, independent auditors. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Fund's SAI. The information for the periods presented through August 31, 2001 has been audited by the Fund's previous independent auditors. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI TAX EXEMPT TRUST -- FOR THE PERIODS ENDED AUGUST 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

                                               NET
                                            REALIZED
                                               AND
                                           UNREALIZED                    DISTRIBUTIONS
                  NET ASSET                   GAINS      DISTRIBUTIONS       FROM
                    VALUE,       NET        (LOSSES)       FROM NET           NET
                  BEGINNING   INVESTMENT       ON         INVESTMENT       REALIZED          TOTAL
                  OF PERIOD     INCOME     INVESTMENTS      INCOME           GAIN        DISTRIBUTIONS
------------------------------------------------------------------------------------------------------
INSTITUTIONAL TAX FREE FUND
------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------
  2003            $   1.00     $  0.007      $  --         $ (0.007)        $  --          $ (0.007)
------------------------------------------------------------------------------------------------------
  2002                1.00        0.012         --           (0.012)           --            (0.012)
------------------------------------------------------------------------------------------------------
  2001                1.00        0.031         --           (0.031)           --            (0.031)
------------------------------------------------------------------------------------------------------
  2000                1.00        0.034         --           (0.034)           --            (0.034)
------------------------------------------------------------------------------------------------------
  1999                1.00        0.027         --           (0.027)           --            (0.027)
------------------------------------------------------------------------------------------------------

                                                                                             RATIO OF
                                                                   RATIO OF                     NET
                                                       RATIO OF    EXPENSES     RATIO OF     INVESTMENT
                    NET                                EXPENSES   TO AVERAGE      NET         INCOME TO
                   ASSET                NET ASSETS        TO          NET      INVESTMENT      AVERAGE
                   VALUE,                 END OF        AVERAGE     ASSETS      INCOME TO    NET ASSETS
                   END OF     TOTAL       PERIOD          NET     (EXCLUDING     AVERAGE     (EXCLUDING
                   PERIOD    RETURN+   ($ THOUSANDS)    ASSETS     WAIVERS)     NET ASSETS     WAIVERS)
-------------------------------------------------------------------------------------------------------
INSTITUTIONAL TAX FREE FUND
------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------
  2003            $   1.00    0.70%     $ 251,836        0.63%       0.72%         0.71%        0.62%
-------------------------------------------------------------------------------------------------------
  2002                1.00    1.21        272,222        0.63        0.74          1.17         1.06
-------------------------------------------------------------------------------------------------------
  2001                1.00    3.14        208,604        0.63        0.74          3.02         2.91
-------------------------------------------------------------------------------------------------------
  2000                1.00    3.42        114,633        0.63        0.74          3.45         3.34
-------------------------------------------------------------------------------------------------------
  1999                1.00    2.78         57,310        0.63        0.73          2.74         2.64
-------------------------------------------------------------------------------------------------------

+ Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and the redemption of Fund shares.

Amounts designated as "--" are either $0 or have been rounded to $0.

NOTES:

NOTES:

[SEI INVESTMENTS LOGO]


More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated December 31, 2003, includes more detailed information about the SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

By Telephone:  Call 1-8OO-DIAL-SEI

By Mail:       Write to the Fund at:

               1 Freedom Valley Drive
               Oaks, PA 19456

By Internet:   http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The SEI Tax Exempt Trust's Investment Company Act registration number is
811-3447.

CMS-F-006 (12/03)

[SEI INVESTMENTS LOGO]

MONEY MARKET

INSTITUTIONAL TAX FREE FUND

CLASS C

PROSPECTUS AS OF
DECEMBER 31, 2003


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SEI INVESTMENTS / PROSPECTUS

SEI TAX EXEMPT TRUST

ABOUT THIS PROSPECTUS

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class C Shares of the Institutional Tax Free Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return. For more detailed information about the Fund, please see:

  Principal Investment Strategies and Risks,
      Performance Information and Expenses                                  2
  ---------------------------------------------------------------------------
  More Information About Fund Investments                                   5
  ---------------------------------------------------------------------------
  Investment Adviser                                                        5
  ---------------------------------------------------------------------------
  Purchasing and Selling Fund Shares                                        6
  ---------------------------------------------------------------------------
  Dividends, Distributions and Taxes                                        9
  ---------------------------------------------------------------------------
  Financial Highlights                                                     10
  ---------------------------------------------------------------------------
  How to Obtain More Information About SEI Tax Exempt Trust        Back Cover

MUNICIPAL SECURITIES

The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, or may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.

Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state and/or local taxes depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

RISK/RETURN INFORMATION

The Institutional Tax Free Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of its Adviser. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its goal. No matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments.

A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

INSTITUTIONAL TAX FREE FUND

FUND SUMMARY

INVESTMENT GOAL:               Preserving principal value and maintaining a high
                               degree of liquidity while providing current income exempt from Federal income taxes

SHARE PRICE VOLATILITY:        Very low

PRINCIPAL INVESTMENT STRATEGY: Utilizing an adviser experienced in selecting municipal securities, the Fund invests in high quality, short-term tax-exempt money market securities

INVESTMENT STRATEGY

The Institutional Tax Free Fund invests substantially all (at least 80%) of its assets in municipal money market securities that pay interest that is exempt from Federal income taxes. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions.

The Adviser purchases liquid securities with appropriate maturities that offer competitive yields, and that are issued by financially sound issuers. The Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.

The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes and tax-exempt commercial paper. The Fund may, to a limited extent, invest in certain taxable securities and repurchase agreements, as well as in securities subject to the alternative minimum tax or in taxable municipal securities. The Fund follows strict SEC rules about the credit risk, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Fund. Changes to the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities. The Fund's securities may change in value in response to changes in interest rates and other factors. In addition, actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings.

Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. IN ADDITION, ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for seven years. The performance information shown is based on full calendar years.*

[CHART]

   1996       2.87%
   1997       3.00%
   1998       2.81%
   1999       2.61%
   2000       3.48%
   2001       2.17%
   2002       0.80%

BEST QUARTER:    0.92%    (12/31/00)

WORST QUARTER:   0.18%    (12/31/02)

* The Fund's Class C total return from January 1, 2003 to September 30, 2003 was 0.27%.

This table shows the Fund's average annual total returns for Class C Shares for the periods ended December 31, 2002.

                                                                                             SINCE
CLASS C SHARES                                                 1 YEAR       5 YEARS     INCEPTION*
--------------------------------------------------------------------------------------------------
Institutional Tax Free Fund                                     0.80%         2.37%          2.56%
--------------------------------------------------------------------------------------------------

* The inception date of the Fund's Class C Shares is September 11, 1995.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                                                 CLASS C SHARES
-----------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                                     0.04%
-----------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                                     None
-----------------------------------------------------------------------------------------------------
Other Expenses                                                                               0.88%
=====================================================================================================
   Total Annual Fund Operating Expenses                                                      0.92%*
=====================================================================================================

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Administrator voluntarily waived a portion of its fees in order to keep total operating expenses at a specified level. The Administrator may discontinue all or part of this waiver at any time. With this fee waiver, the Fund's actual total operating expenses were as follows:

Institutional Tax Free Fund -- Class C Shares                                                0.83%
--------------------------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                                     1 YEAR      3 YEARS      5 YEARS       10 YEARS
--------------------------------------------------------------------------------------------------------------------
Institutional Tax Free Fund -- Class C Shares                          $ 94        $ 293        $ 509        $ 1,131
--------------------------------------------------------------------------------------------------------------------

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary investment strategies. However, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives. Of course, there is no guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Weiss, Peck & Greer Investments (WPG), located at One New York Plaza, New York, NY 10004, serves as the Adviser to the Fund. As of September 30, 2003, WPG had approximately $18.2 billion in assets under management. For the fiscal year ended August 31, 2003, WPG received advisory fees from the Fund of 0.04% of the average daily net assets of the Fund.

Janet Fiorenza, Managing Director, Co-Head of Municipal Securities and Senior Portfolio Manager, has managed the Fund since 1990. Ms. Fiorenza has been with WPG since 1988, and with its predecessor since 1980. She has more than 23 years of investment experience.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Class C Shares of the Fund. The Fund offers Class C Shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). However, the Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class C Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Fund promptly in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund calculates its NAV once each Business Day as of 3:00 p.m., Eastern time, or as of the close of the Business Day, whichever time is earlier. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund (or its authorized intermediary) must receive your purchase order in proper form before 3:00 p.m., Eastern time and federal funds (readily available funds) before 3:00 p.m., Eastern time.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

FOREIGN INVESTORS

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. Accounts for the Fund are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Fund, however, reserves the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary that you open your account through is unable to verify your identity.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

HOW TO SELL YOUR FUND SHARES

If you hold Class C Shares, you may sell your shares on any Business Day by following procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund's authorized intermediary receives your request if transmitted to the Fund promptly in accordance with the Fund's procedures and applicable law. The Fund must receive your redemption request before 1:30 p.m., Eastern time for your redemption to be processed that day.

RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale on the same Business Day on which it receives your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum, $100,000 for Class C Shares of the Fund, you may be required to sell your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid selling your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class C Shares.

For Class C Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

For Class C Shares, administrative service fees, as a percentage of average daily net assets, may be up to 0.25%.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event. Because the Fund expects to maintain a stable $1.00 per share price, you should not have any gain or loss if you sell your Fund shares.

The Fund intends to distribute federally tax-exempt income. The Fund may also invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes. Income exempt from Federal tax may be subject to state and local taxes. It is not expected that any portion of the taxable income that may be generated by the Fund will be qualified dividend income.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class C Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information for the years ended August 31, 2003 and 2002 has been audited by Ernst & Young LLP, independent auditors. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Fund's SAI. The information for the periods presented through August 31, 2001 has been audited by the Fund's previous independent auditors. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI TAX EXEMPT TRUST -- FOR THE PERIODS ENDED AUGUST 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

                                    NET
                                 REALIZED
                                   AND
                                UNREALIZED                  DISTRIBUTIONS
          NET ASSET                GAINS    DISTRIBUTIONS      FROM
           VALUE,        NET      (LOSSES)    FROM NET          NET
          BEGINNING  INVESTMENT     ON       INVESTMENT      REALIZED         TOTAL
          OF PERIOD    INCOME   INVESTMENTS    INCOME          GAIN       DISTRIBUTIONS
----------------------------------------------------------------------------------------
INSTITUTIONAL TAX FREE FUND
----------------------------------------------------------------------------------------
CLASS C
----------------------------------------------------------------------------------------
  2003    $  1.00    $  0.005    $   --      $  (0.005)       $  --        $  (0.005)
----------------------------------------------------------------------------------------
  2002       1.00       0.010        --         (0.010)          --           (0.010)
----------------------------------------------------------------------------------------
  2001       1.00       0.029        --         (0.029)          --           (0.029)
----------------------------------------------------------------------------------------
  2000       1.00       0.032        --         (0.032)          --           (0.032)
----------------------------------------------------------------------------------------
  1999       1.00       0.025        --         (0.025)          --           (0.025)
----------------------------------------------------------------------------------------

                                                                            RATIO OF
                                                    RATIO OF                   NET
                                         RATIO OF   EXPENSES    RATIO OF   INVESTMENT
            NET                          EXPENSES  TO AVERAGE     NET      INCOME TO
           ASSET             NET ASSETS     TO        NET      INVESTMENT   AVERAGE
           VALUE,             END OF      AVERAGE    ASSETS     INCOME TO   NET ASSETS
           END OF   TOTAL     PERIOD        NET    (EXCLUDING    AVERAGE   (EXCLUDING
           PERIOD  RETURN+ ($ THOUSANDS)  ASSETS     WAIVERS)   NET ASSETS   WAIVERS)
----------------------------------------------------------------------------------------
INSTITUTIONAL TAX FREE FUND
----------------------------------------------------------------------------------------
CLASS C
----------------------------------------------------------------------------------------
  2003     $ 1.00   0.50%     $  37,052    0.83%      0.92%        0.52%       0.43%
----------------------------------------------------------------------------------------
  2002       1.00   1.00         47,939    0.83       0.94         0.98        0.87
----------------------------------------------------------------------------------------
  2001       1.00   2.94         31,918    0.83       0.94         2.94        2.83
----------------------------------------------------------------------------------------
  2000       1.00   3.21         54,064    0.83       0.94         3.16        3.05
----------------------------------------------------------------------------------------
  1999       1.00   2.57         38,022    0.83       0.93         2.52        2.42
----------------------------------------------------------------------------------------

+ Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as "--" are either $0 or have been rounded to $0.

NOTES:

NOTES:

[SEI INVESTMENTS LOGO]


More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated December 31, 2003, includes more detailed information about the SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR
MORE INFORMATION:

By Telephone:  Call 1-8OO-DIAL-SEI

By Mail:       Write to the Fund at:

               1 Freedom Valley Drive
               Oaks, PA 19456


By Internet:   http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The SEI Tax Exempt Trust's Investment Company Act registration number is
811-3447.

CMS-F-025 (12/03)

[SEI INVESTMENTS LOGO]


MONEY MARKET

TAX FREE FUND

CLASS A

PROSPECTUS AS OF
DECEMBER 31, 2003


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SEI INVESTMENTS / PROSPECTUS

SEI TAX EXEMPT TRUST

ABOUT THIS PROSPECTUS

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class A Shares of the Tax Free Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return. For more detailed information about the Fund, please see:

   Principal Investment Strategies and Risks,
      Performance Information and Expenses                                  2
   --------------------------------------------------------------------------
   More Information About Fund Investments                                  5
   --------------------------------------------------------------------------
   Investment Adviser                                                       5
   --------------------------------------------------------------------------
   Purchasing and Selling Fund Shares                                       6
   --------------------------------------------------------------------------
   Dividends, Distributions and Taxes                                       9
   --------------------------------------------------------------------------
   Financial Highlights                                                    10
   --------------------------------------------------------------------------
   How to Obtain More Information About SEI Tax Exempt Trust       Back Cover
   --------------------------------------------------------------------------

MUNICIPAL SECURITIES

The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, or may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.

Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state and/or local taxes depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

RISK/RETURN INFORMATION

The Tax Free Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of its Adviser. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its goal. No matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments.

A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

TAX FREE FUND

FUND SUMMARY

INVESTMENT GOAL:                 Preserving principal value and maintaining a
                                 high degree of liquidity while providing current income exempt from Federal income taxes

SHARE PRICE VOLATILITY:          Very low

PRINCIPAL INVESTMENT STRATEGY:   Utilizing an adviser experienced in selecting
                                 municipal securities, the Fund invests in high quality, short-term tax-exempt money market securities

INVESTMENT STRATEGY

The Tax Free Fund invests substantially all (at least 80%) of its assets in municipal money market securities that pay interest that is exempt from Federal income taxes. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions.

The Adviser purchases liquid securities with appropriate maturities that offer competitive yields, and that are issued by financially sound issuers. The Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.

The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes and tax-exempt commercial paper. The Fund may, to a limited extent, invest in certain taxable securities and repurchase agreements, as well as in securities subject to the alternative minimum tax or in taxable municipal securities. The Fund follows strict SEC rules about the credit risk, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Fund. Changes to the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities. The Fund's securities may change in value in response to changes in interest rates and other factors. In addition, actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings.

Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. IN ADDITION, ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.*

[CHART]

1993       2.16%
1994       2.54%
1995       3.62%
1996       3.23%
1997       3.37%
1998       3.20%
1999       2.98%
2000       3.85%
2001       2.52%
2002       1.15%

BEST QUARTER:  1.00% (12/31/00)

WORST QUARTER: 0.27% (09/30/02)

* The Fund's Class A total return from January 1, 2003 to September 30, 2003 was 0.53%.

This table shows the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002.

                                                                          SINCE
CLASS A SHARES                  1 YEAR      5 YEARS      10 YEARS    INCEPTION*
-------------------------------------------------------------------------------
Tax Free Fund                    1.15%        2.74%         2.86%         3.81%
-------------------------------------------------------------------------------

* The inception date of the Fund's Class A Shares is November 12, 1982.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                              CLASS A SHARES
---------------------------------------------------------------------------------
Investment Advisory Fees                                                   0.04%
---------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                  None
---------------------------------------------------------------------------------
Other Expenses                                                             0.64%
=================================================================================
   Total Annual Fund Operating Expenses                                    0.68%*
=================================================================================

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Distributor voluntarily waived a portion of its fees in order to keep total operating expenses at a specified level. The Distributor may discontinue all or part of this waiver at any time. With this fee waiver, the Fund's actual total operating expenses were as follows:

Tax Free Fund -- Class A Shares                                            0.45%
--------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                  1 YEAR      3 YEARS      5 YEARS      10 YEARS
------------------------------------------------------------------------------------------------
Tax Free Fund -- Class A Shares                     $ 69        $ 218        $ 379         $ 847
------------------------------------------------------------------------------------------------

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary investment strategies. However, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives. Of course, there is no guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Weiss, Peck & Greer Investments (WPG), located at One New York Plaza, New York, NY 10004, serves as the Adviser to the Fund. As of September 30, 2003, WPG had approximately $18.2 billion in assets under management. For the fiscal year ended August 31, 2003, WPG received advisory fees from the Fund of 0.04% of the average daily net assets of the Fund.

Janet Fiorenza, Managing Director, Co-Head of Municipal Securities and Senior Portfolio Manager, has managed the Fund since 1990. Ms. Fiorenza has been with WPG since 1988, and with its predecessor since 1980. She has more than 23 years of investment experience.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Class A Shares of the Fund. The Fund offers Class A Shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). However, the Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Fund promptly in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund calculates its NAV once each Business Day as of 4:00 p.m., Eastern time, or as of the close of the Business Day, whichever time is earlier. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund (or its authorized intermediary) must receive your purchase order in proper form before 4:00 p.m., Eastern time and federal funds (readily available funds) before 4:00 p.m., Eastern time.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

FOREIGN INVESTORS

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. Accounts for the Fund are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Fund, however, reserves the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary that you open your account through is unable to verify your identity.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

HOW TO SELL YOUR FUND SHARES

If you hold Class A Shares, you may sell your shares on any Business Day by following procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund's authorized intermediary receives your request if transmitted to the Fund promptly in accordance with the Fund's procedures and applicable law. The Fund must receive your redemption request before 2:00 p.m., Eastern time for your redemption to be processed that day.

RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale on the same Business Day on which it receives your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum, $100,000 for Class A Shares of the Fund, you may be required to sell your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid selling your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class A Shares.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%. SIDCo. has voluntarily agreed to waive a portion of the shareholder servicing fees applicable to Class A Shares of the Fund. SIDCo. has no current intention to discontinue this voluntary waiver.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event. Because the Fund expects to maintain a stable $1.00 per share price, you should not have any gain or loss if you sell your Fund shares.

The Fund intends to distribute federally tax-exempt income. The Fund may invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes. Income exempt from Federal tax may be subject to state and local taxes. It is not expected that any portion of the taxable income that may be generated by the Fund will be qualified dividend income.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class A Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information for the years ended August 31, 2003 and 2002 has been audited by Ernst & Young LLP, independent auditors. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Fund's SAI. The information for the periods presented through August 31, 2001 has been audited by the Fund's previous independent auditors. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI TAX EXEMPT TRUST -- FOR THE PERIODS ENDED AUGUST 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

                                            NET
                                         REALIZED
                                            AND
                                        UNREALIZED                                                 NET
                 NET ASSET                 GAINS     DISTRIBUTIONS  DISTRIBUTIONS                 ASSET
                   VALUE,      NET       (LOSSES)      FROM NET        FROM NET                   VALUE,
                 BEGINNING  INVESTMENT      ON        INVESTMENT       REALIZED        TOTAL      END OF  TOTAL
                 OF PERIOD    INCOME    INVESTMENTS     INCOME           GAIN      DISTRIBUTIONS  PERIOD  RETURN+
-----------------------------------------------------------------------------------------------------------------
TAX FREE FUND
-----------------------------------------------------------------------------------------------------------------
CLASS A
-----------------------------------------------------------------------------------------------------------------
  2003           $    1.00  $    0.009  $        --  $     (0.009)  $          --  $     (0.009)  $ 1.00    0.86%
-----------------------------------------------------------------------------------------------------------------
  2002                1.00       0.013           --        (0.013)             --        (0.013)    1.00    1.35
-----------------------------------------------------------------------------------------------------------------
  2001                1.00       0.033           --        (0.033)             --        (0.033)    1.00    3.30
-----------------------------------------------------------------------------------------------------------------
  2000                1.00       0.035           --        (0.035)             --        (0.035)    1.00    3.58
-----------------------------------------------------------------------------------------------------------------
  1999                1.00       0.029           --        (0.029)             --        (0.029)    1.00    2.94
-----------------------------------------------------------------------------------------------------------------

                                                                      RATIO OF
                                            RATIO OF                    NET
                               RATIO OF     EXPENSES     RATIO OF    INVESTMENT
                               EXPENSES    TO AVERAGE      NET       INCOME TO
                  NET ASSETS      TO          NET       INVESTMENT    AVERAGE
                   END OF       AVERAGE      ASSETS     INCOME TO    NET ASSETS
                   PERIOD         NET      (EXCLUDING    AVERAGE     (EXCLUDING
                ($ THOUSANDS)   ASSETS      WAIVERS)    NET ASSETS    WAIVERS)
-------------------------------------------------------------------------------
TAX FREE FUND
-------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------
  2003          $     884,503       0.45%        0.68%        0.84%        0.61%
-------------------------------------------------------------------------------
  2002                851,683       0.45         0.69         1.33         1.09
-------------------------------------------------------------------------------
  2001                790,390       0.45         0.69         3.26         3.02
-------------------------------------------------------------------------------
  2000                894,090       0.45         0.69         3.56         3.32
-------------------------------------------------------------------------------
  1999                652,210       0.45         0.67         2.89         2.67
-------------------------------------------------------------------------------

+ Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as "--" are either $0 or have been rounded to $0.

NOTES:

NOTES:

[SEI INVESTMENTS LOGO]


More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated December 31, 2003, includes more detailed information about the SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR
MORE INFORMATION:

By Telephone:  Call 1-8OO-DIAL-SEI

By Mail:       Write to the Fund at:

               1 Freedom Valley Drive
               Oaks, PA 19456

By Internet:   http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The SEI Tax Exempt Trust's Investment Company Act registration number is
811-3447.

CMS-F-003 (12/03)

[SEI INVESTMENTS LOGO]

MASSACHUSETTS

MASSACHUSETTS TAX FREE
MONEY MARKET FUND

CLASS A

PROSPECTUS AS OF
DECEMBER 31, 2003

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SEI INVESTMENTS / PROSPECTUS

SEI TAX EXEMPT TRUST

ABOUT THIS PROSPECTUS

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class A Shares of the Massachusetts Tax Free Money Market Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return. For more detailed information about the Fund, please see:

          Principal Investment Strategies and Risks,
            Performance Information and Expenses                                2
          -----------------------------------------------------------------------
          More Information About Fund Investments                               5
          -----------------------------------------------------------------------
          Investment Adviser and Sub-Adviser                                    5
          -----------------------------------------------------------------------
          Purchasing and Selling Fund Shares                                    6
          -----------------------------------------------------------------------
          Dividends, Distributions and Taxes                                    9
          -----------------------------------------------------------------------
          Financial Highlights                                                 10
          -----------------------------------------------------------------------
          How to Obtain More Information About SEI Tax Exempt Trust    Back Cover
          -----------------------------------------------------------------------

MUNICIPAL SECURITIES

The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, or may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.

Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state and/or local taxes depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

RISK/RETURN INFORMATION

The Massachusetts Tax Free Money Market Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more Sub-Advisers who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goal. No matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with other investments.

A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

MASSACHUSETTS TAX FREE MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL:                Preserving principal value and maintaining a
                                high degree of liquidity while providing current income exempt from Federal and, to the extent possible, Massachusetts state personal income taxes

SHARE PRICE VOLATILITY:         Very low

PRINCIPAL INVESTMENT STRATEGY:  Utilizing a sub-adviser experienced in selecting municipal securities, the Fund invests in high quality, short-term Massachusetts municipal money market securities

INVESTMENT STRATEGY

The Massachusetts Tax Free Money Market Fund invests substantially all (at least 80%) of its assets in municipal money market securities that pay interest that is exempt from Federal and Massachusetts income taxes. The principal issuers of these securities are state and local governments and their agencies located in Massachusetts, as well as Puerto Rico and other U.S. territories and possessions.

The Sub-Adviser purchases liquid securities with appropriate maturities that offer competitive yields, and that are issued by financially sound issuers. The Sub-Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.

The Fund utilizes a Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes and tax-exempt commercial paper. The Fund may, to a limited extent, invest in certain taxable securities and repurchase agreements, as well as in securities subject to the alternative minimum tax or in taxable municipal securities. The Fund follows strict SEC rules about the credit risk, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of issuers of Massachusetts municipal securities to repay principal and to make interest payments on securities owned by the Fund. Changes to the financial condition of Massachusetts municipal issuers also may adversely affect the value of the Fund's securities. For example, financial difficulties of the Commonwealth, its counties, municipalities and school districts that hinder efforts to borrow and lower credit ratings are factors which may affect the Fund. In addition, actual or perceived erosion of the creditworthiness of Massachusetts municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of Massachusetts obligations than a mutual fund which does not have as great a concentration in Massachusetts municipal obligations.

Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. IN ADDITION, ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE INFORMATION

As of December 31, 2003, the Class A Shares of the Fund had not commenced operations and did not have a performance history.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Since Class A Shares are invested in the same portfolio of securities, returns for Class A Shares will be substantially similar to those of Class B Shares, shown here, and will differ only to the extent that Class A Shares have lower expenses. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class B Shares for one year. The performance information shown is based on a full calendar year.*

[CHART]

2002       0.92%

BEST QUARTER:     0.25% (06/30/02)
WORST QUARTER:    0.21% (09/30/02)

* The Fund's Class B total return from January 1, 2003 to September 30, 2003 was 0.42%.

This table shows the Fund's average annual total returns for Class B Shares for the periods ended December 31, 2002.

                                                                     SINCE
CLASS B SHARES                                     1 YEAR       INCEPTION*
---------------------------------------------------------------------------
Massachusetts Tax Free Money Market Fund             0.92%            1.20%
---------------------------------------------------------------------------

* The inception date of the Fund's Class B Shares is May 16, 2001.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                         CLASS A SHARES
-----------------------------------------------------------------------------
Investment Advisory Fees                                              0.04%
-----------------------------------------------------------------------------
Distribution (12b-1) Fees                                             None
-----------------------------------------------------------------------------
Other Expenses                                                        0.51%*
=============================================================================
  Total Annual Fund Operating Expenses                                0.55%**
=============================================================================

*  Other expenses are based on estimated amounts for the current fiscal year.

** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Administrator and Distributor are each voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Administrator and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

Massachusetts Tax Free Money Market Fund -- Class A Shares            0.25%
----------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR    3 YEARS    5 YEARS   10 YEARS
-----------------------------------------------------------------------------------------------------
Massachusetts Tax Free Money Market Fund -- Class A Shares     $  56      $ 176      $ 307      $ 689
-----------------------------------------------------------------------------------------------------

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary investment strategies. However, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives. Of course, there is no guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISER

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUND, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUND SINCE IT ALLOCATES THE FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Fund. As of September 30, 2003, SIMC had approximately $46.2 billion in assets under management. For the fiscal year ended August 31, 2003, SIMC received investment advisory fees of 0.04% of the average daily net assets of the Fund.

SUB-ADVISER AND PORTFOLIO MANAGER

Weiss, Peck & Greer Investments (WPG), located at One New York Plaza, New York, NY 10004, serves as the Sub-Adviser to the Fund. Janet Fiorenza, Managing Director, Co-Head of Municipal Securities and Senior Portfolio Manager, has managed the Fund since its inception. Ms. Fiorenza has been with WPG since 1988, and with its predecessor since 1980. She has more than 23 years of investment experience.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Class A Shares of the Fund. The Fund offers Class A Shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). However, the Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Fund promptly in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund calculates its NAV once each Business Day as of 2:00 p.m., Eastern time, or as of the close of the Business Day, whichever time is earlier. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund (or its authorized intermediary) must receive your purchase order in proper form before 2:00 p.m., Eastern time and federal funds (readily available funds) before 2:00 p.m., Eastern time.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

FOREIGN INVESTORS

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. Accounts for the Fund are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Fund, however, reserves the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary that you open your account through is unable to verify your identity.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

HOW TO SELL YOUR FUND SHARES

If you hold Class A Shares, you may sell your shares on any Business Day by following procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund's authorized intermediary receives your request if transmitted to the Fund promptly in accordance with the Fund's procedures and applicable law. The Fund must receive your redemption request before 2:00 p.m., Eastern time for your redemption to be processed that day.

RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale on the same Business Day on which it receives your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum, $100,000 for Class A Shares of the Fund, you may be required to sell your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid selling your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class A Shares.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%. SIDCo. has voluntarily agreed to waive the shareholder servicing fees applicable to Class A Shares of the Fund. SIDCo. has no current intention to discontinue this voluntary waiver.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event. Because the Fund expects to maintain a stable $1.00 per share price, you should not have any gain or loss if you sell your Fund shares.

The Fund intends to distribute federally tax-exempt income. The Fund also intends to distribute income that is exempt from Massachusetts state income taxes. The Fund may invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes. Income exempt from Federal tax may be subject to state and local taxes. It is not expected that any portion of the taxable income that may be generated by the Fund will be qualified dividend income.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class B Shares of the Fund. Since Class A Shares are invested in the same portfolio of securities, returns for Class A Shares will be substantially similar to those of the Class B Shares, shown here, and will differ only to the extent that Class A Shares have lower expenses. This information is intended to help you understand the Fund's financial performance for the past five years, or if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information for the years ended August 31, 2003 and 2002 has been audited by Ernst & Young LLP, independent auditors. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Fund's SAI. The information for the periods presented through August 31, 2001 has been audited by the Fund's previous independent auditors. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI TAX EXEMPT TRUST -- FOR THE PERIODS ENDED AUGUST 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

                                              NET
                                            REALIZED
                                              AND
                                           UNREALIZED                     DISTRIBUTIONS                       NET
               NET ASSET                      GAINS       DISTRIBUTIONS       FROM                           ASSET
                 VALUE,         NET         (LOSSES)         FROM NET          NET                           VALUE,
               BEGINNING     INVESTMENT        ON           INVESTMENT       REALIZED         TOTAL          END OF
               OF PERIOD       INCOME      INVESTMENTS        INCOME           GAIN       DISTRIBUTIONS      PERIOD
--------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS TAX FREE MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------------------------------------------
   2003        $    1.00      $  0.007       $   --         $  (0.007)       $   --         $  (0.007)      $  1.00
--------------------------------------------------------------------------------------------------------------------
   2002             1.00         0.011           --            (0.011)           --            (0.011)         1.00
--------------------------------------------------------------------------------------------------------------------
   2001(1)          1.00         0.006           --            (0.006)           --            (0.006)         1.00
--------------------------------------------------------------------------------------------------------------------

                                                                                                    RATIO OF
                                                                 RATIO OF                             NET
                                                RATIO OF         EXPENSES         RATIO OF        INVESTMENT
                                                EXPENSES        TO AVERAGE          NET            INCOME TO
                               NET ASSETS          TO               NET          INVESTMENT         AVERAGE
                                 END OF          AVERAGE          ASSETS          INCOME TO        NET ASSETS
                 TOTAL           PERIOD            NET          (EXCLUDING        AVERAGE         (EXCLUDING
                RETURN+      ($ THOUSANDS)       ASSETS           WAIVERS)       NET ASSETS         WAIVERS)
--------------------------------------------------------------------------------------------------------------
MASSACHUSETTS TAX FREE MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------------------------------------
   2003          0.69%        $    65,815         0.55%            0.60%            0.69%             0.64%
--------------------------------------------------------------------------------------------------------------
   2002          1.06              79,618         0.55             0.61             1.05              0.99
--------------------------------------------------------------------------------------------------------------
   2001(1)       0.58              82,781         0.55             0.67             1.95              1.83
--------------------------------------------------------------------------------------------------------------

+ Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1) The Massachusetts Tax Free Money Market Fund -- Class B commenced operations on May 16, 2001. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

NOTES:

NOTES:

[SEI INVESTMENTS LOGO]

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated December 31, 2003, includes more detailed information about the SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

By Telephone:  Call 1-8OO-DIAL-SEI

By Mail:       Write to the Fund at:

               1 Freedom Valley Drive
               Oaks, PA 19456

By Internet:   http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The SEI Tax Exempt Trust's Investment Company Act registration number is
811-3447.

CMS-F-010 (12/03)

[SEI INVESTMENTS LOGO]


MASSACHUSETTS

MASSACHUSETTS TAX FREE
MONEY MARKET FUND

CLASS B

PROSPECTUS AS OF
DECEMBER 31, 2003

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SEI INVESTMENTS / PROSPECTUS

SEI TAX EXEMPT TRUST

ABOUT THIS PROSPECTUS

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class B Shares of the Massachusetts Tax Free Money Market Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return. For more detailed information about the Fund, please see:

           Principal Investment Strategies and Risks,
             Performance Information and Expenses                                                2
           ---------------------------------------------------------------------------------------
           More Information About Fund Investments                                               5
           ---------------------------------------------------------------------------------------
           Investment Adviser and Sub-Adviser                                                    5
           ---------------------------------------------------------------------------------------
           Purchasing and Selling Fund Shares                                                    6
           ---------------------------------------------------------------------------------------
           Dividends, Distributions and Taxes                                                    9
           ---------------------------------------------------------------------------------------
           Financial Highlights                                                                 10
           ---------------------------------------------------------------------------------------
           How to Obtain More Information About SEI Tax Exempt Trust                    Back Cover
           ---------------------------------------------------------------------------------------

MUNICIPAL SECURITIES

The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, or may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.

Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state and/or local taxes depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

RISK/RETURN INFORMATION

The Massachusetts Tax Free Money Market Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more Sub-Advisers who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goal. No matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with other investments.

A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

MASSACHUSETTS TAX FREE MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL:                Preserving principal value and maintaining a
                                high degree of liquidity while providing current income exempt from Federal and, to the extent possible, Massachusetts state personal income taxes

SHARE PRICE VOLATILITY:         Very low

PRINCIPAL INVESTMENT STRATEGY:  Utilizing a sub-adviser experienced in selecting municipal securities, the Fund invests in high quality, short-term Massachusetts municipal money market securities

INVESTMENT STRATEGY

The Massachusetts Tax Free Money Market Fund invests substantially all (at least 80%) of its assets in municipal money market securities that pay interest that is exempt from Federal and Massachusetts income taxes. The principal issuers of these securities are state and local governments and their agencies located in Massachusetts, as well as Puerto Rico and other U.S. territories and possessions.

The Sub-Adviser purchases liquid securities with appropriate maturities that offer competitive yields, and that are issued by financially sound issuers. The Sub-Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.

The Fund utilizes a Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes and tax-exempt commercial paper. The Fund may, to a limited extent, invest in certain taxable securities and repurchase agreements, as well as in securities subject to the alternative minimum tax or in taxable municipal securities. The Fund follows strict SEC rules about the credit risk, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of issuers of Massachusetts municipal securities to repay principal and to make interest payments on securities owned by the Fund. Changes to the financial condition of Massachusetts municipal issuers also may adversely affect the value of the Fund's securities. For example, financial difficulties of the Commonwealth, its counties, municipalities and school districts that hinder efforts to borrow and lower credit ratings are factors which may affect the Fund. In addition, actual or perceived erosion of the creditworthiness of Massachusetts municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of Massachusetts obligations than a mutual fund which does not have as great a concentration in Massachusetts municipal obligations.

Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. IN ADDITION, ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class B Shares for one year. The performance information shown is based on a full calendar year.*

[CHART]

        2002       0.92%

BEST QUARTER:   0.25% (06/30/02)

WORST QUARTER:  0.21% (09/30/02)

* The Fund's Class B total return from January 1, 2003 to September 30, 2003 was 0.42%.

This table shows the Fund's average annual total returns for Class B Shares for the periods ended December 31, 2002.

                                                                                  SINCE
CLASS B SHARES                                                     1 YEAR     INCEPTION*
----------------------------------------------------------------------------------------
Massachusetts Tax Free Money Market Fund                            0.92%          1.20%
----------------------------------------------------------------------------------------

* The inception date of the Fund's Class B Shares is May 16, 2001.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                            CLASS B SHARES
-------------------------------------------------------------------------------
Investment Advisory Fees                                                 0.04%
-------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                None
-------------------------------------------------------------------------------
Other Expenses                                                           0.56%
===============================================================================
  Total Annual Fund Operating Expenses                                   0.60%*
===============================================================================

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Administrator voluntarily waived a portion of its fees in order to keep total operating expenses at a specified level. The Administrator may discontinue all or part of this waiver at any time. With this fee waiver, the Fund's actual total operating expenses were as follows:

Massachusetts Tax Free Money Market Fund -- Class B Shares               0.55%
-------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                                 1 YEAR      3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------------------------------------
Massachusetts Tax Free Money Market Fund-- Class B Shares          $ 61        $ 192        $ 335        $ 750
--------------------------------------------------------------------------------------------------------------

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary investment strategies. However, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives. Of course, there is no guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISER

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUND, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUND SINCE IT ALLOCATES THE FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Fund. As of September 30, 2003, SIMC had approximately $46.2 billion in assets under management. For the fiscal year ended August 31, 2003, SIMC received investment advisory fees of 0.04% of the average daily net assets of the Fund.

SUB-ADVISER AND PORTFOLIO MANAGER

Weiss, Peck & Greer Investments (WPG), located at One New York Plaza, New York, NY 10004, serves as the Sub-Adviser to the Fund. Janet Fiorenza, Managing Director, Co-Head of Municipal Securities and Senior Portfolio Manager, has managed the Fund since its inception. Ms. Fiorenza has been with WPG since 1988, and with its predecessor since 1980. She has more than 23 years of investment experience.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Class B Shares of the Fund. The Fund offers Class B Shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). However, the Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class B Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Fund promptly in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund calculates its NAV once each Business Day as of 2:00 p.m., Eastern time, or as of the close of the Business Day, whichever time is earlier. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund (or its authorized intermediary) must receive your purchase order in proper form before 2:00 p.m., Eastern time and federal funds (readily available funds) before 2:00 p.m., Eastern time.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

FOREIGN INVESTORS

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. Accounts for the Fund are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Fund, however, reserves the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary that you open your account through is unable to verify your identity.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

HOW TO SELL YOUR FUND SHARES

If you hold Class B Shares, you may sell your shares on any Business Day by following procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund's authorized intermediary receives your request if transmitted to the Fund promptly in accordance with the Fund's procedures and applicable law. The Fund must receive your redemption request before 2:00 p.m., Eastern time for your redemption to be processed that day.

RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale on the same Business Day on which it receives your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum, $100,000 for Class B Shares of the Fund, you may be required to sell your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid selling your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class B Shares.

For Class B Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

For Class B Shares, administrative service fees, as a percentage of average daily net assets, may be up to 0.05%.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event. Because the Fund expects to maintain a stable $1.00 per share price, you should not have any gain or loss if you sell your Fund shares.

The Fund intends to distribute federally tax-exempt income. The Fund also intends to distribute income that is exempt from Massachusetts state income taxes. The Fund may invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes. Income exempt from Federal tax may be subject to state and local taxes. It is not expected that any portion of the taxable income that may be generated by the Fund will be qualified dividend income.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class B Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information for the years ended August 31, 2003 and 2002 has been audited by Ernst & Young LLP, independent auditors. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Fund's SAI. The information for the periods presented through August 31, 2001 has been audited by the Fund's previous independent auditors. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI TAX EXEMPT TRUST -- FOR THE PERIODS ENDED AUGUST 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

                                              NET
                                            REALIZED
                                              AND
                                           UNREALIZED                   DISTRIBUTIONS                      NET
              NET ASSET                      GAINS      DISTRIBUTIONS       FROM                          ASSET
                VALUE,         NET          (LOSSES)       FROM NET         NET                           VALUE,
              BEGINNING     INVESTMENT         ON         INVESTMENT      REALIZED          TOTAL         END OF
              OF PERIOD       INCOME       INVESTMENTS      INCOME          GAIN        DISTRIBUTIONS     PERIOD
--------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS TAX FREE MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------------------------------------------
  2003        $    1.00     $    0.007     $        --   $    (0.007)   $          --   $     (0.007)  $       1.00
--------------------------------------------------------------------------------------------------------------------
  2002             1.00          0.011              --        (0.011)              --         (0.011)          1.00
--------------------------------------------------------------------------------------------------------------------
  2001(1)          1.00          0.006              --        (0.006)              --         (0.006)          1.00
--------------------------------------------------------------------------------------------------------------------

                                                                                          RATIO OF
                                                           RATIO OF                          NET
                                            RATIO OF       EXPENSES       RATIO OF       INVESTMENT
                                            EXPENSES      TO AVERAGE        NET           INCOME TO
                            NET ASSETS         TO            NET         INVESTMENT        AVERAGE
                              END OF        AVERAGE         ASSETS        INCOME TO      NET ASSETS
                TOTAL         PERIOD          NET         (EXCLUDING       AVERAGE       (EXCLUDING
               RETURN+    ($ THOUSANDS)      ASSETS         WAIVERS)     NET ASSETS        WAIVERS)
---------------------------------------------------------------------------------------------------
MASSACHUSETTS TAX FREE MONEY MARKET FUND
---------------------------------------------------------------------------------------------------
CLASS B
---------------------------------------------------------------------------------------------------
  2003           0.69%     $     65,815        0.55%           0.60%           0.69%          0.64%
---------------------------------------------------------------------------------------------------
  2002           1.06            79,618        0.55            0.61            1.05           0.99
---------------------------------------------------------------------------------------------------
  2001(1)        0.58            82,781        0.55            0.67            1.95           1.83
---------------------------------------------------------------------------------------------------

+ Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1) The Massachusetts Tax Free Money Market Fund -- Class B commenced operations on May 16, 2001. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

NOTES:

NOTES:

[SEI INVESTMENTS LOGO]

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated December 31, 2003, includes more detailed information about the SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

By Telephone:   Call 1-8OO-DIAL-SEI

By Mail:        Write to the Fund at:
                1 Freedom Valley Drive
                Oaks, PA 19456

By Internet:    http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The SEI Tax Exempt Trust's Investment Company Act registration number is
811-3447.

CMS-F-011 (12/03)

[SEI INVESTMENTS LOGO]

MASSACHUSETTS

MASSACHUSETTS TAX FREE
MONEY MARKET FUND

CLASS C

PROSPECTUS AS OF DECEMBER 31, 2003

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SEI INVESTMENTS / PROSPECTUS

SEI TAX EXEMPT TRUST

ABOUT THIS PROSPECTUS

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class C Shares of the Massachusetts Tax Free Money Market Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return. For more detailed information about the Fund, please see:

          Principal Investment Strategies and Risks,
            Performance Information and Expenses                                    2
          ---------------------------------------------------------------------------
          More Information About Fund Investments                                   5
          ---------------------------------------------------------------------------
          Investment Adviser and Sub-Adviser                                        5
          ---------------------------------------------------------------------------
          Purchasing and Selling Fund Shares                                        6
          ---------------------------------------------------------------------------
          Dividends, Distributions and Taxes                                        9
          ---------------------------------------------------------------------------
          Financial Highlights                                                     10
          ---------------------------------------------------------------------------
          How to Obtain More Information About SEI Tax Exempt Trust        Back Cover
          ---------------------------------------------------------------------------

MUNICIPAL SECURITIES

The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, or may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.

Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state and/or local taxes depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

RISK/RETURN INFORMATION

The Massachusetts Tax Free Money Market Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more Sub-Advisers who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goal. No matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with other investments.

A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

MASSACHUSETTS TAX FREE MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL:                Preserving principal value and maintaining a
                                high degree of liquidity while providing current income exempt from Federal and, to the extent possible, Massachusetts state personal income taxes

SHARE PRICE VOLATILITY:         Very low

PRINCIPAL INVESTMENT STRATEGY:  Utilizing a sub-adviser experienced in selecting municipal securities, the Fund invests in high quality, short-term Massachusetts municipal money market securities

INVESTMENT STRATEGY

The Massachusetts Tax Free Money Market Fund invests substantially all (at least 80%) of its assets in municipal money market securities that pay interest that is exempt from Federal and Massachusetts income taxes. The principal issuers of these securities are state and local governments and their agencies located in Massachusetts, as well as Puerto Rico and other U.S. territories and possessions.

The Sub-Adviser purchases liquid securities with appropriate maturities that offer competitive yields, and that are issued by financially sound issuers. The Sub-Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.

The Fund utilizes a Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes and tax-exempt commercial paper. The Fund may, to a limited extent, invest in certain taxable securities and repurchase agreements, as well as in securities subject to the alternative minimum tax or in taxable municipal securities. The Fund follows strict SEC rules about the credit risk, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of issuers of Massachusetts municipal securities to repay principal and to make interest payments on securities owned by the Fund. Changes to the financial condition of Massachusetts municipal issuers also may adversely affect the value of the Fund's securities. For example, financial difficulties of the Commonwealth, its counties, municipalities and school districts that hinder efforts to borrow and lower credit ratings are factors which may affect the Fund. In addition, actual or perceived erosion of the creditworthiness of Massachusetts municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of Massachusetts obligations than a mutual fund which does not have as great a concentration in Massachusetts municipal obligations.

Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. IN ADDITION, ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE INFORMATION

As of December 31, 2003, the Class C Shares of the Fund had not commenced operations and did not have a performance history.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Since Class C Shares are invested in the same portfolio of securities, returns for Class C Shares will be substantially similar to those of Class B Shares, shown here, and will differ only to the extent that Class C Shares have higher expenses. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class B Shares for one year. The performance information shown is based on a full calendar year.*

[CHART]

2002    0.92%

BEST QUARTER:      0.25% (06/30/02)
WORST QUARTER:     0.21% (09/30/02)

* The Fund's Class B total return from January 1, 2003 to September 30, 2003 was 0.42%.

This table shows the Fund's average annual total returns for Class B Shares for the periods ended December 31, 2002.

                                                                                    SINCE
CLASS B SHARES                                                       1 YEAR    INCEPTION*
-----------------------------------------------------------------------------------------
Massachusetts Tax Free Money Market Fund                               0.92%      1.20%
-----------------------------------------------------------------------------------------

* The inception date of the Fund's Class B Shares is May 16, 2001.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                                CLASS C SHARES
----------------------------------------------------------------------------------
Investment Advisory Fees                                                  0.04%
----------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                 None
----------------------------------------------------------------------------------
Other Expenses                                                            0.76%*
==================================================================================
  Total Annual Fund Operating Expenses                                    0.80%**
==================================================================================

* Other expenses are based on estimated amounts for the current fiscal year.

** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Administrator is voluntarily waiving a portion of its fees in order to keep total operating expenses at a specified level. The Administrator may discontinue all or part of this waiver at any time. With this fee waiver, the Fund's actual total operating expenses are expected to be as follows:

Massachusetts Tax Free Money Market Fund -- Class C Shares               0.75%
--------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                                     1 YEAR      3 YEARS      5 YEARS      10 YEARS
-------------------------------------------------------------------------------------------------------------------
Massachusetts Tax Free Money Market Fund -- Class C Shares            $  82       $  255       $  444        $  990
-------------------------------------------------------------------------------------------------------------------

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary investment strategies. However, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives. Of course, there is no guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISER

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUND, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUND SINCE IT ALLOCATES THE FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Fund. As of September 30, 2003, SIMC had approximately $46.2 billion in assets under management. For the fiscal year ended August 31, 2003, SIMC received investment advisory fees of 0.04% of the average daily net assets of the Fund.

SUB-ADVISER AND PORTFOLIO MANAGER

Weiss, Peck & Greer Investments (WPG), located at One New York Plaza, New York, NY 10004, serves as the Sub-Adviser to the Fund. Janet Fiorenza, Managing Director, Co-Head of Municipal Securities and Senior Portfolio Manager, has managed the Fund since its inception. Ms. Fiorenza has been with WPG since 1988, and with its predecessor since 1980. She has more than 23 years of investment experience.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Class C Shares of the Fund. The Fund offers Class C Shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). However, the Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class C Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Fund promptly in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund calculates its NAV once each Business Day as of 2:00 p.m., Eastern time, or as of the close of the Business Day, whichever time is earlier. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund (or its authorized intermediary) must receive your purchase order in proper form before 2:00 p.m., Eastern time and federal funds (readily available funds) before 2:00 p.m., Eastern time.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

FOREIGN INVESTORS

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. Accounts for the Fund are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Fund, however, reserves the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary that you open your account through is unable to verify your identity.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

HOW TO SELL YOUR FUND SHARES

If you hold Class C Shares, you may sell your shares on any Business Day by following procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund's authorized intermediary receives your request if transmitted to the Fund promptly in accordance with the Fund's procedures and applicable law. The Fund must receive your redemption request before 2:00 p.m., Eastern time for your redemption to be processed that day.

RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale on the same Business Day on which it receives your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum, $100,000 for Class C Shares of the Fund, you may be required to sell your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid selling your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class C Shares.

For Class C Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

For Class C Shares, administrative service fees, as a percentage of average daily net assets, may be up to 0.25%.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event. Because the Fund expects to maintain a stable $1.00 per share price, you should not have any gain or loss if you sell your Fund shares.

The Fund intends to distribute federally tax-exempt income. The Fund also intends to distribute income that is exempt from Massachusetts state income taxes. The Fund may invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes. Income exempt from Federal tax may be subject to state and local taxes. It is not expected that any portion of the taxable income that may be generated by the Fund will be qualified dividend income.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class B Shares of the Fund. Since Class C Shares are invested in the same portfolio of securities, returns for Class C Shares will be substantially similar to those of the Class B Shares, shown here, and will differ only to the extent that Class C Shares have higher expenses. This information is intended to help you understand the Fund's financial performance for the past five years, or if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information for the years ended August 31, 2003 and 2002 has been audited by Ernst & Young LLP, independent auditors. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Fund's SAI. The information for the periods presented through August 31, 2001 has been audited by the Fund's previous independent auditors. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI TAX EXEMPT TRUST -- FOR THE PERIODS ENDED AUGUST 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

                                       NET
                                    REALIZED
                                      AND
                                   UNREALIZED                  DISTRIBUTIONS                  NET
            NET ASSET                 GAINS     DISTRIBUTIONS      FROM                      ASSET
             VALUE,        NET      (LOSSES)       FROM NET         NET                      VALUE,
            BEGINNING  INVESTMENT      ON         INVESTMENT     REALIZED         TOTAL      END OF   TOTAL
            OF PERIOD    INCOME    INVESTMENTS      INCOME         GAIN       DISTRIBUTIONS  PERIOD  RETURN+
------------------------------------------------------------------------------------------------------------
MASSACHUSETTS TAX FREE MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------
2003        $    1.00  $    0.007  $        --  $      (0.007) $          --  $      (0.007) $ 1.00     0.69%
------------------------------------------------------------------------------------------------------------
2002             1.00       0.011           --         (0.011)            --         (0.011)   1.00     1.06
------------------------------------------------------------------------------------------------------------
2001(1)          1.00       0.006           --         (0.006)            --         (0.006)   1.00     0.58
------------------------------------------------------------------------------------------------------------

                                                              RATIO OF
                                      RATIO OF                  NET
                           RATIO OF   EXPENSES    RATIO OF   INVESTMENT
                           EXPENSES  TO AVERAGE     NET       INCOME TO
              NET ASSETS      TO        NET      INVESTMENT    AVERAGE
                END OF     AVERAGE     ASSETS    INCOME TO   NET ASSETS
                PERIOD       NET     (EXCLUDING   AVERAGE    (EXCLUDING
            ($ THOUSANDS)   ASSETS    WAIVERS)   NET ASSETS   WAIVERS)
-----------------------------------------------------------------------
MASSACHUSETTS TAX FREE MONEY MARKET FUND
-----------------------------------------------------------------------
CLASS B
-----------------------------------------------------------------------
2003        $      65,815      0.55%       0.60%       0.69%       0.64%
-----------------------------------------------------------------------
2002               79,618      0.55        0.61        1.05        0.99
-----------------------------------------------------------------------
2001(1)            82,781      0.55        0.67        1.95        1.83
-----------------------------------------------------------------------

+ Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1) The Massachusetts Tax Free Money Market Fund -- Class B commenced operations on May 16, 2001. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

NOTES:

NOTES:

[SEI INVESTMENTS LOGO]

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated December 31, 2003, includes more detailed information about the SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR
MORE INFORMATION:

By Telephone:  Call 1-8OO-DIAL-SEI

By Mail:       Write to the Fund at:

               1 Freedom Valley Drive
               Oaks, PA 19456

By Internet:   http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The SEI Tax Exempt Trust's Investment Company Act registration number is
811-3447.

CMS-F-012 (12/03)

                              SEI TAX EXEMPT TRUST

Administrator:
   SEI Investments Fund Management

Distributor:
   SEI Investments Distribution Co.

Investment Advisers and Sub-Advisers:

   SEI Investments Management Corporation
   McDonnell Investment Management, LLC
   Standish Mellon Asset Management Company LLC
   Weiss, Peck & Greer Investments

     This STATEMENT OF ADDITIONAL INFORMATION is not a Prospectus. It is intended to provide additional information regarding the activities and operations of SEI Tax Exempt Trust (the "Trust") and should be read in conjunction with the Trust's Prospectuses relating to Class A shares of the Intermediate-Term Municipal Fund, Short Duration Municipal Fund, California Municipal Bond Fund, Massachusetts Municipal Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund and Pennsylvania Municipal Bond Fund, Class B shares of the Pennsylvania Municipal Bond Fund, Class A shares of the Institutional Tax Free Fund, Class B shares of the Institutional Tax Free Fund, Class C shares of the Institutional Tax Free Fund, Class A shares of the Tax Free Fund, Class A, B and C shares of the California Tax Exempt Fund, Class A, B and C shares of the Pennsylvania Tax Free Fund, Class A shares of the Massachusetts Tax Free Money Market Fund, Class B shares of the Massachusetts Tax Free Money Market Fund, Class C shares of the Massachusetts Tax Free Money Market Fund, Class A, B and C shares of the Ohio Tax Free Fund and the Class Y shares of the Intermediate-Term Municipal Fund, each dated December 31, 2003. Prospectuses may be obtained by writing the Trust's distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

     The Trust's financial statements for the fiscal year ended August 31, 2003, including notes thereto and the report of the Ernst & Young LLP thereon, are herein incorporated by reference from the Trust's 2003 Annual Report. A copy of the 2003 Annual Report must accompany the delivery of this Statement of Additional Information.

December 31, 2003

                                TABLE OF CONTENTS

THE TRUST ..................................................................................    S-2
INVESTMENT OBJECTIVES AND POLICIES .........................................................    S-2
INVESTMENT POLICIES APPLICABLE TO MONEY MARKET FUNDS .......................................    S-9
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS ......................................   S-10
Commercial Paper ...........................................................................   S-10
Fixed Income Securities ....................................................................   S-10
Futures and Options on Futures .............................................................   S-11
Illiquid Securities ........................................................................   S-12
Investment Companies .......................................................................   S-13
Municipal Securities .......................................................................   S-13
Non-Diversification ........................................................................   S-14
Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks ............   S-14
Repurchase Agreements ......................................................................   S-15
Standby Commitments and Put Transactions ...................................................   S-15
U.S. Government Securities .................................................................   S-16
Variable and Floating Rate Securities ......................................................   S-16
When-Issued and Delayed Delivery Securities ................................................   S-17
INVESTMENT LIMITATIONS .....................................................................   S-17
STATE SPECIFIC DISCLOSURE ..................................................................   S-22
THE ADMINISTRATOR AND TRANSFER AGENT .......................................................   S-24
THE ADVISERS AND SUB-ADVISERS ..............................................................   S-25
DISTRIBUTION, SHAREHOLDER SERVICING AND ADMINISTRATIVE SERVICING ...........................   S-27
TRUSTEES AND OFFICERS OF THE TRUST .........................................................   S-28
PROXY VOTING POLICIES AND PROCEDURES .......................................................   S-33
DETERMINATION OF NET ASSET VALUE ...........................................................   S-34
PURCHASE AND REDEMPTION OF SHARES ..........................................................   S-34
TAXES ......................................................................................   S-35
PORTFOLIO TRANSACTIONS .....................................................................   S-40
PORTFOLIO TURNOVER .........................................................................   S-42
DESCRIPTION OF SHARES ......................................................................   S-42
LIMITATION OF TRUSTEES' LIABILITY ..........................................................   S-42
CODE OF ETHICS .............................................................................   S-43
VOTING .....................................................................................   S-43
SHAREHOLDER LIABILITY ......................................................................   S-43
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES ........................................   S-43
CUSTODIAN ..................................................................................   S-50
EXPERTS ....................................................................................   S-50
LEGAL COUNSEL ..............................................................................   S-50
APPENDIX A - DESCRIPTION OF RATINGS ........................................................   S-51

                                    THE TRUST

     GENERAL. SEI Tax Exempt Trust (the "Trust") is an open-end management investment company established as a Massachusetts business trust pursuant to a Declaration of Trust dated March 15, 1982. The Declaration of Trust permits the Trust to offer separate series ("funds") of units of beneficial interest ("shares") and separate classes of shares. This Statement of Additional Information relates to the following funds: Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond, Massachusetts Tax Free Money Market, Institutional Tax Free, Tax Free, California Tax Exempt, Ohio Tax Free, and Pennsylvania Tax Free Funds (each a "Fund," and collectively, the "Funds"), including any different classes of the Funds. Except for differences between the Class A, Class B, Class C and Class Y shares of any Fund pertaining to sales loads, distribution, shareholder servicing and administrative servicing plans, transfer agency costs, or other related class expenses, and voting rights and/or dividends, each share of each Fund represents an equal proportionate interest in that Fund with each other share of that Fund.

                       INVESTMENT OBJECTIVES AND POLICIES

     INTERMEDIATE-TERM MUNICIPAL FUND--The Fund's investment objective is to seek the highest level of income exempt from Federal income taxes that can be obtained, consistent with the preservation of capital, from a diversified portfolio of investment grade municipal securities. There can be no assurance that the Fund will achieve its investment objective.

     As a fundamental policy, the Fund will invest, under normal circumstances, at least 80% of its net assets in municipal securities the interest on which is exempt from Federal income taxes based upon opinions from bond counsel for the issuers. The issuers of these securities can be located in any of the fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. The Fund may invest up to 20% of its assets in taxable debt securities for defensive purposes or when sufficient tax exempt securities considered appropriate by SEI Investments Management Corporation ("SIMC") or Standish Mellon Asset Management Company LLC ("Standish"), the Fund's investment sub-adviser, are not available for purchase.

     The Fund may purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating, or if not rated are of comparable quality as determined by Standish: (i) municipal bonds rated BBB or better by Standard and Poor's Rating Group ("S&P") or Baa or better by Moody's Investors Service, Inc. ("Moody's"); (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's; and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. See "Investment Grade Fixed Income Securities" under "Fixed Income Securities" and "The Description of Ratings" in Appendix A of this Statement of Additional Information for information about ratings.

     There could be economic, business or political developments which might affect all municipal securities of a similar type. To the extent that a significant portion of the Fund's assets are invested in municipal securities payable from revenues on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so invested. Accordingly, the Fund will not invest more than 25% of its assets in (a) municipal securities whose issuers are located in the same state and (b) municipal securities the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities; or municipal utilities systems.

     The Fund will typically maintain a dollar-weighted average portfolio maturity of three to ten years. However, when SIMC and Standish determine that market conditions so warrant, the Fund can maintain an average weighted maturity of less than three years.

     SHORT DURATION MUNICIPAL FUND--The Fund's investment objective is to seek a high level of income exempt from Federal income taxes, consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

     As a fundamental policy, the Fund will invest, under normal circumstances, at least 80% of its net assets in municipal securities the interest on which is exempt from Federal income taxes based upon opinions from bond counsel for the issuers. The issuers of these securities can be located in any of the fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. The Fund may invest up to 20% of its assets in taxable debt securities.

     The Fund may purchase the following types of municipal securities, but only if such securities, at the time of purchase, either have the requisite rating, or if not rated are of comparable quality as determined by Weiss, Peck & Greer Investments ("WPG"), the Fund's investment sub-adviser: (i) municipal bonds rated BBB- or better by S&P or Baa3 or better by Moody's;
(ii) municipal notes rated at least SP-2 by S&P or MIG-2 or VMIG-2 by Moody's; and (iii) tax-exempt commercial paper rated at least A-2 by S&P or Prime-2 by Moody's. See "Investment Grade Fixed Income Securities" under "Fixed Income Securities" and "The Description of Ratings" in Appendix A of this Statement of Additional Information for information about ratings.

     The Fund also may invest in other securities and use investment strategies and techniques included in the section entitled "Description of Permitted Investments and Risk Factors."

     CALIFORNIA MUNICIPAL BOND FUND--The Fund's investment objective is to seek as high a level of current income exempt from both Federal and California income taxes as is consistent with the preservation of capital, from a portfolio of investment grade municipal securities. There can be no assurance that the Fund will achieve its investment objective.

     As a fundamental policy, the Fund will, under normal circumstances, be fully invested in obligations which produce interest that is exempt from both Federal and California state income taxes ("California Securities"). Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. California Securities constitute municipal obligations of the state of California and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. In addition, for temporary defensive purposes when, in the opinion of SIMC or McDonnell Investment Management, LLC ("McDonnell"), the Fund's investment sub-adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities which pay interest which is exempt only from Federal income taxes or in taxable securities as described below.

     The Fund may purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by
McDonnell: (i) municipal bonds rated BBB or better by S&P or Baa or better by Moody's; (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's; and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. See "Investment Grade Fixed Income Securities" under "Fixed Income Securities" and "The Description of Ratings" in Appendix A of this Statement of Additional Information for information about ratings.

     The Fund will typically maintain a dollar-weighted average portfolio maturity of three to ten years. However, when SIMC and McDonnell determine that market conditions so warrant, the Fund can maintain an average weighted maturity of less than three years.

     MASSACHUSETTS MUNICIPAL BOND FUND--The Fund's investment objective is to seek as high a level of income exempt from Federal and Massachusetts income taxes that can be obtained, as is consistent with the preservation of capital, from a portfolio of investment grade municipal securities. There can be no assurance that the Fund will achieve its investment objective.

     As a fundamental policy, the Fund will, under normal circumstances, be fully invested in obligations which produce interest that is exempt from both Federal and Massachusetts state income taxes ("Massachusetts Securities"). Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. Massachusetts Securities constitute municipal obligations of the Commonwealth of Massachusetts and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. In addition, for temporary defensive purposes when, in the opinion of SIMC or Standish, the Fund's investment sub-adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities which pay interest which is exempt only from Federal income taxes or in taxable securities as described below.

     The Fund may purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by Standish:
(i) municipal bonds rated BBB or better by S&P or Baa or better by Moody's;
(ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's; and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. See "Investment Grade Fixed Income Securities" under "Fixed Income Securities" and "The Description of Ratings" in Appendix A of this Statement of Additional Information for information about ratings.

     The Fund will typically maintain a dollar-weighted average portfolio maturity of three to ten years. However, when SIMC and Standish determine that market conditions so warrant, the Fund can maintain an average weighted maturity of less than three years.

     NEW JERSEY MUNICIPAL BOND FUND--The Fund's investment objective is to seek as high a level of income exempt from Federal and New Jersey income taxes that can be obtained, as is consistent with the preservation of capital, from a portfolio of investment grade municipal securities. There can be no assurance that the Fund will achieve its investment objective.

     As a fundamental policy, the Fund will, under normal circumstances, be fully invested in obligations which produce interest that is exempt from both Federal and New Jersey state income taxes ("New Jersey Securities"). Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. New Jersey Securities constitute municipal obligations of the State of New Jersey and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. In addition, for temporary defensive purposes when, in the opinion of SIMC or McDonnell, the Fund's investment sub-adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities which pay interest which is exempt only from Federal income taxes or in taxable securities as described below.

     The Fund may purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by
McDonnell: (i) municipal bonds rated BBB or better by S&P or Baa or better by Moody's; (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's; and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. See "Investment Grade Fixed Income Securities" under "Fixed Income Securities" and "The Description of Ratings" in Appendix A of this Statement of Additional Information for information about ratings.

     The Fund will typically maintain a dollar-weighted average portfolio maturity of three to ten years. However, when SIMC and McDonnell determine that market conditions so warrant, the Fund can maintain an average weighted maturity of less than three years.

     NEW YORK MUNICIPAL BOND FUND--The Fund's investment objective is to seek as high a level of current income, exempt from both Federal and New York state and city personal income taxes, as is consistent with the preservation of principal. There can be no assurance that the Fund will achieve its investment objective.

     As a fundamental policy, the Fund will, under normal circumstances, be fully invested in obligations which produce interest that is exempt from both Federal and New York state and city income taxes ("New York Securities"). Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. New York Securities constitute municipal obligations of the State of New York and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. In addition, for temporary defensive purposes when, in the opinion of SIMC or Standish, the Fund's investment sub-adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities which pay interest which is exempt only from Federal income taxes or in taxable securities as described below.

     The Fund may purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by Standish:
(i) municipal bonds rated BBB or better by S&P or Baa or better by Moody's;
(ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's; and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. See "Investment Grade Fixed Income Securities" under "Fixed Income Securities" and "The Description of Ratings" in Appendix A of this Statement of Additional Information for information about ratings. Municipal obligations owned by the Fund which become less than the prescribed investment quality will be sold at a time when, in the judgment of Standish, it does not substantially impact the market value of the Fund.


     The Fund will typically maintain a dollar-weighted average portfolio maturity of three to ten years. However, when SIMC and Standish determine that market conditions so warrant, the Fund can maintain an average-weighted maturity of less than three years.

     PENNSYLVANIA MUNICIPAL BOND FUND--The Fund's investment objective is to provide current income exempt from both Federal and Pennsylvania state income taxes while preserving capital by investing primarily in municipal securities within the guidelines presented below. There can be no assurance that the Fund will achieve its investment objective.

     As a fundamental policy, the Fund will, under normal circumstances, be fully invested in obligations which produce interest that is exempt from both Federal and Pennsylvania state income taxes. Under normal circumstances, the Fund will invest at least 90% (and intends to invest 100%) of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. In addition, for temporary defensive purposes when, in the opinion of SIMC or Standish, the Fund's investment sub-adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities which pay interest which is exempt only from Federal income taxes or in taxable securities as described below.

     The Fund may purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by Standish:
(i) municipal bonds rated BBB or better by S&P or Baa or better by Moody's;
(ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's; and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. See "Investment Grade Fixed Income Securities" under "Fixed Income Securities" and "The Description of Ratings" in Appendix A of this Statement of Additional Information for information about ratings.

     The Fund will typically maintain a dollar-weighted average portfolio maturity of seven years or less. Each security purchased will typically have an average maturity of no longer than fifteen years.

     MASSACHUSETTS TAX FREE MONEY MARKET FUND--The Fund's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal and, to the extent possible, Massachusetts state personal income taxes. The Fund will attempt to maintain a constant $1.00 net asset value per share. There can be no assurance that the Fund will achieve its investment objective, or that the Fund will be able to maintain a constant $1.00 net asset value per share.

     As a fundamental policy, the Fund will invest, under normal circumstances, (i) at least 80% of its net assets in municipal securities that produce interest that, in the opinion of bond counsel, is exempt from both Federal and Massachusetts state income taxes and (ii) at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. Municipal obligations the interest on which is exempt from Massachusetts state personal income tax constitute municipal obligations of the Commonwealth of Massachusetts and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. The Fund may invest, under normal circumstances, up to 20% of its net assets in: (1) municipal securities the interest on which is a preference item for purposes of the Federal alternative minimum tax; and (2) taxable investments (including repurchase agreements). The Fund may purchase securities on a "when-issued" basis, may purchase variable and floating rate obligations and reserves the right to engage in transactions involving standby commitments. In addition, for temporary defensive purposes when SIMC or WPG, the Fund's investment sub-adviser, determines that market conditions warrant, the Fund may invest up to 100% of its assets in municipal obligations of states other than Massachusetts or taxable money market securities.

     The Fund may purchase municipal bonds, municipal notes and tax-exempt commercial paper, but only if such securities, at the time of purchase, meet the quality, maturity and diversification requirements imposed by Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act").

     There could be economic, business or political developments which might affect all municipal securities of a similar type. To the extent that a significant portion of the Fund's assets are invested in municipal securities payable from revenues on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so invested. Accordingly, the Fund will not invest more than 25% of its assets in municipal securities the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities; or municipal utilities systems.

     See "Investment Policies Applicable to Money Market Funds" for additional information about the Fund's investment policies.

     INSTITUTIONAL TAX FREE FUND--The Fund's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal income taxes. The Fund will attempt to maintain a constant $1.00 net asset value per share. There can be no assurance that the Fund will meet its investment objective, or that the Fund will be able to maintain a constant $1.00 net asset value per share.

     The Fund invests in U.S. dollar denominated municipal securities of issuers located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. As a fundamental policy, the Fund will invest, under normal circumstances, (i) at least 80% of its net assets in securities the interest on which is exempt from Federal income taxes, based on the opinion of bond counsel, and (ii) at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. The Fund may invest up to 20% of its assets in taxable money market instruments (including repurchase agreements) and securities the interest on which is a preference item for purposes of the Federal alternative minimum tax. The Fund may purchase securities on a "when-issued" basis, may purchase variable and floating rate obligations and reserves the right to engage in transactions involving standby commitments.

     The Fund may purchase municipal bonds, municipal notes and tax-exempt commercial paper, but only if such securities, at the time of purchase, meet the quality, maturity and diversification requirements imposed by Rule 2a-7 under the 1940 Act.

     There could be economic, business, or political developments which might affect all municipal securities of a similar type. To the extent that a significant portion of the Fund's assets are invested in municipal securities payable from revenues of similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so invested. Accordingly, the Fund will not invest more than 25% of its assets in municipal securities (a) whose issuers are located in the same state or (b) the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities; or municipal utilities systems. In seeking to attain its investment objective, the Fund may invest all of or any part of its assets in municipal securities that are industrial development bonds.

     See "Investment Policies Applicable to Money Market Funds" for additional information about the Fund's investment policies.

     TAX FREE FUND--The Fund's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal income taxes. The Fund will attempt to maintain a constant $1.00 net asset value per share. There can be no assurance that the Fund will meet its investment objective, or that the Fund will be able to maintain a constant $1.00 net asset value per share.

     The Fund invests in U.S. dollar denominated municipal securities of issuers located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. As a fundamental policy, the Fund will invest, under normal circumstances, (i) at least 80% of its net assets in securities the interest on which is exempt from Federal income taxes, based on opinions from bond counsel, and (ii) at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. The Fund may invest up to 20% of its assets in taxable money market instruments (including repurchase agreements) and securities the interest on which is a preference item for purposes of the Federal alternative minimum tax. The Fund may purchase securities on a "when-issued" basis, may purchase variable and floating rate obligations and reserves the right to engage in transactions involving standby commitments.

     The Fund may purchase municipal bonds, municipal notes and tax-exempt commercial paper, but only if such securities, at the time of purchase, meet the quality, maturity and diversification requirements imposed by Rule 2a-7 under the 1940 Act.

     There could be economic, business, or political developments which might affect all municipal securities of a similar type. To the extent that a significant portion of the Fund's assets are invested in municipal securities payable from revenues of similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so invested. Accordingly, the Fund will not invest more than 25% of its assets in municipal securities (a) whose issuers are located in the same state or (b) the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities; or municipal utilities systems. In seeking to attain its investment objective, the Fund may invest all of or any part of its assets in municipal securities that are industrial development bonds.

     See "Investment Policies Applicable to Money Market Funds" for additional information about the Fund's investment policies.

     CALIFORNIA TAX EXEMPT FUND--The Fund's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal and, to the extent possible, California state personal income taxes. The Fund will attempt to maintain a constant $1.00 net asset value per share. There can be no assurance that the Fund will achieve its investment objective, or that the Fund will be able to maintain a constant $1.00 net asset value per share.

     As a fundamental policy, the Fund will invest, under normal circumstances,
(i) at least 80% of its net assets in municipal securities that produce interest that, in the opinion of bond counsel, is exempt from Federal and California state income tax and (ii) at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. Municipal obligations the interest on which is exempt from California state personal income tax constitute municipal obligations of the state of California and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. The Fund may invest, under normal circumstances, up to 20% of its net assets in: (1) municipal securities the interest on which is a preference item for purposes of the Federal alternative minimum tax; and (2) taxable investments (including repurchase agreements). The Fund may purchase securities on a "when-issued" basis, may purchase variable and floating rate obligations and reserves the right to engage in transactions involving standby commitments. In addition, for temporary defensive purposes, when WPG, the Fund's investment adviser, determines that market conditions warrant, the Fund may invest up to 100% of its assets in municipal obligations of states other than California or taxable money market securities.

     The Fund may purchase municipal bonds, municipal notes and tax-exempt commercial paper, but only if such securities, at the time of purchase, meet the quality, maturity and diversification requirements imposed by Rule 2a-7 under the 1940 Act.

     There could be economic, business or political developments which might affect all municipal securities of a similar type. To the extent that a significant portion of the Fund's assets are invested in municipal securities payable from revenues on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so invested. Accordingly, the Fund will not invest more than 25% of its assets in municipal securities the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities; or municipal utilities systems.

     See "Investment Policies Applicable to Money Market Funds" for additional information about the Fund's investment policies.

     OHIO TAX FREE FUND--The Fund's investment objective is a high level of current income, free from Federal income tax and, to the extent possible, Ohio income taxes, consistent with preservation of capital. The Fund will also attempt to maintain a constant $1.00 net asset value per share. There can be no assurance that the Fund will be able to achieve its investment objective, or that the Fund will be able to maintain a constant $1.00 net asset value per share.

     As a fundamental policy, the Fund will invest, under normal circumstances,
(i) at least 80% of its net assets in municipal securities the interest on which, in the opinion of bond counsel, is exempt from Federal and Ohio state income tax and (ii) at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. Municipal obligations the interest on which is exempt from Ohio income tax ("Ohio Securities") constitute municipal obligations of the State of Ohio and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. The Fund may invest, under normal circumstances, up to 20% of its net assets in: (1) municipal securities the interest on which is a preference item for purposes of the Federal alternative minimum tax; and (2) taxable securities, including repurchase agreements, and shares of other mutual funds to the extent permitted by regulations of the Securities and Exchange Commission (the "SEC"). The Fund may purchase securities on a "when-issued" basis, may purchase variable and floating rate obligations and reserves the right to engage in transactions involving standby commitments. In addition, for temporary defensive purposes, when WPG, the Fund's investment adviser, determines that market conditions warrant, the Fund may invest up to 100% of its assets in municipal obligations of states other than Ohio or taxable money market instruments.

     The Fund may purchase municipal bonds, municipal notes and tax-exempt commercial paper, but only if such securities, at the time of purchase, meet the quality, maturity and diversification requirements imposed by Rule 2a-7 under the 1940 Act.

     See "Investment Policies Applicable to Money Market Funds" for additional information about the Fund's investment policies.

     PENNSYLVANIA TAX FREE FUND--The Fund's investment objective is a high level of current income, free from Federal income tax and, to the extent possible, Pennsylvania personal income taxes, consistent with preservation of capital. The Fund will also attempt to maintain a constant net asset value of $1.00 per share. There can be no assurance that the Fund will be able to achieve its investment objective or that the Fund will be able to maintain a constant $1.00 net asset value per share.

     As a fundamental policy, the Fund will invest, under normal circumstances,
(i) at least 80% of its net assets in municipal securities the interest on which, in the opinion of bond counsel for the issuer, is exempt from Federal and Pennsylvania state income tax and (ii) at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. Municipal obligations the interest on which is exempt from Pennsylvania personal income tax ("Pennsylvania Securities") constitute municipal obligations of the Commonwealth of Pennsylvania and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. The Fund may invest, under normal circumstances, up to 20% of its net assets in: (1) municipal securities the interest on which is a preference item for purposes of the Federal alternative minimum tax; and (2) taxable securities, including repurchase agreements, and shares of other mutual funds to the extent permitted by regulations of the SEC. The Fund may purchase securities on a "when-issued" basis, may purchase variable and floating rate obligations and reserves the right to engage in transactions involving standby commitments. In addition, for temporary defensive purposes, when WPG, the Fund's investment adviser, determines that market conditions warrant, the Fund may invest up to 100% of its assets in municipal obligations of states other than Pennsylvania or taxable money market instruments.

     The Fund may purchase municipal bonds, municipal notes and tax-exempt commercial paper, but only if such securities, at the time of purchase, meet the quality, maturity and diversification requirements imposed by Rule 2a-7 under the 1940 Act.

     See "Investment Policies Applicable to Money Market Funds" for additional information about the Fund's investment policies.

              INVESTMENT POLICIES APPLICABLE TO MONEY MARKET FUNDS

     The California Tax Exempt, Massachusetts Tax Free Money Market, Ohio Tax Free and Pennsylvania Tax Free Funds (collectively, the "State Money Market Funds") and the Institutional Tax Free and Tax Free Funds (collectively with the State Money Market Funds, the "Money Market Funds") intend to comply with the requirements of Rule 2a-7 under the 1940 Act, as that Rule may be amended from time to time. These requirements currently provide that the Money Market Funds must limit their investments to securities with remaining maturities of 397 days or less, and must maintain a dollar-weighted average maturity of 90 days or less. In addition, the Money Market Funds may only invest in eligible securities. In general, this means securities rated in one of the two highest categories for short-term securities by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if only one NRSRO has rated the security), or, if unrated, determined by the investment adviser or sub-adviser, as applicable, to be of equivalent quality. Since the Money Market Funds often purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Funds and affect their share price.

     Securities rated in the highest rating category (E.G., A-1 by S&P) by at least two NRSROs (or, if unrated, determined to be of comparable quality) are considered "first tier" securities. Eligible securities rated in the second highest rating category (E.G., A-2 by S&P) (or, if unrated, determined to be of comparable quality) are considered "second tier" securities. A Money Market Fund other than a State Money Market Fund is generally limited to investing only up to 5% of its total assets in securities of any particular issuer. A State Money Market Fund's investments in securities of a single issuer are also limited in this manner, but only with respect to 75% of its total assets. In addition, total investments by a State Money Market Fund in second tier "conduit" securities will be limited to 5% of the State Money Market Fund's assets and, for each obligor thereon, will be limited to the greater of 1% of the Fund's assets or one million dollars. "Conduit" securities are securities issued by municipalities to finance non-governmental private projects, such as housing developments and retirement homes, and for which the ultimate obligor is not the municipal or governmental issuer.

              DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

     The following are descriptions of the permitted investments and investment practices discussed in Funds' "Investment Objectives and Policies" section and the associated risk factors. A Fund may purchase any of these instruments and/or engage in any of these investment practices if, in the opinion of the Fund's adviser or sub-adviser, as applicable, such investment will be advantageous to the Fund. A Fund is free to reduce or eliminate its activity in any of these areas. The adviser or sub-adviser, as applicable, will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by a Fund's stated investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund's objectives.

     COMMERCIAL PAPER--Commercial paper is a term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

     FIXED INCOME SECURITIES--Fixed income securities consist primarily of debt obligations issued by governments, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. The market value of the fixed income securities in which a Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect a Fund's net asset value. Additional information regarding fixed income securities is described below and under "Municipal Securities," "U.S. Government Securities," "Variable and Floating Rate Securities" and "When-Issued and Delayed Delivery Securities" sections of this Statement of Additional Information.

     DURATION. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

     INVESTMENT GRADE FIXED INCOME SECURITIES. Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by an NRSRO or, if not rated, are determined to be of comparable quality by a Fund's adviser or sub-adviser, as applicable. Investment grade fixed income securities rated in the fourth highest category lack outstanding investment characteristics, and have speculative characteristics as well. Securities rated Baa3 by Moody's or BBB- by S&P or higher are considered by those rating agencies to be "investment grade" securities, although Moody's considers securities rated in the Baa category to have speculative characteristics. While issuers of bonds rated BBB by S&P are considered to have adequate capacity to meet their financial commitments, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher rated categories. In the event a security owned by a Fund is downgraded below investment grade, the Fund's adviser or sub-adviser, as applicable, will review the situation and take appropriate action with regard to the security.

     The Description of Ratings in Appendix A of this Statement of Additional Information sets forth a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represent the NRSRO's opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness.

     FUTURES AND OPTIONS ON FUTURES--Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges regulated by the Commodities Futures Trading Commission ("CFTC"). Consistent with CFTC regulations, a Fund may use futures contracts and related options for either (i) "BONA FIDE hedging purposes," as such term is defined by the CFTC, or (ii) for other purposes only to the extent that the aggregate initial margin and premiums on such positions (excluding the amount by which options on futures contracts are in the money) do not exceed 5% of the Fund's net assets. Instances in which a Fund may use futures contracts and related options for purposes other than BONA FIDE hedging include: attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies: attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.

     An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the bonds comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.


     When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to address senior security concerns. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position as required by the 1940 Act. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

     A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

     A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

     There are significant risks associated with a Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the adviser's or sub-adviser's, as applicable, ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures;
(3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

     ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, a Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Trust's Board of Trustees, the adviser or sub-adviser, as applicable, determines the liquidity of a Fund's investments. In determining the liquidity of the Fund's investments, the adviser or sub-adviser, as applicable, may consider various factors, including: (1) the frequency and volume of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market; and
(4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). See "Investment Limitations" section for additional information about illiquid securities.

     INVESTMENT COMPANIES--Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies, and real estate investment trusts, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. Federal securities laws limit the extent to which a Fund can invest in securities of other investment companies. Currently, a Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition:
(1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. The Trust and SIMC, however, have obtained an order from the SEC that permits a Fund to invest its uninvested cash and cash collateral from securities lending activities in one or more affiliated investment companies, which comply with Rule 2a-7 under the 1940 Act, in excess of the limits of Section 12 of the 1940 Act.

     The Funds are prohibited from acquiring any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) or Section 12(d)(1)(F) of the 1940 Act.

     MUNICIPAL SECURITIES--Municipal Securities consist of: (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities; and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Additional information regarding municipal securities is described below:

     MUNICIPAL LEASES--Municipal leases are instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation may be backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board of Trustees, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation. Information regarding illiquid securities is provided under the section "Illiquid Securities."

     MUNICIPAL NOTES--Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, tax and revenue anticipation notes, certificates of indebtedness, demand notes, and construction loan notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

     MUNICIPAL BONDS--Municipal bonds are debt obligations issued to obtain funds for various public purposes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, tolls from a toll bridge, for example. Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. A Fund may purchase private activity or industrial development bonds if, in the opinion of counsel for the issuers, the interest paid is exempt from Federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or -operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities, as well as certain other categories. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

     NON-DIVERSIFICATION--The California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, and New York Municipal Bond Funds are non-diversified investment companies, as defined in the 1940 Act, which means that a relatively high percentage of assets of the Funds may be invested in the obligations of a limited number of issuers. Although the Funds' investment advisers or sub-advisers, as applicable, generally do not intend to invest more than 5% of each Fund's assets in any single issuer (with the exception of securities which are general obligations of the relevant state government), the value of shares of the Funds may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. The Funds intend to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), which requires that the Funds be diversified (I.E., not invest more than 5% of their assets in the securities in any one issuer) as to 50% of their assets.

     OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S.
BANKS--A Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

     BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

     CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal are considered to be illiquid securities. Additional information about illiquid securities is provided under the section "Illiquid Securities."

     TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities. Additional information about illiquid securities is provided under the section "Illiquid Securities."

     REPURCHASE AGREEMENTS--A repurchase agreement is an agreement in which one party sells securities to another party in return for cash, with an agreement to repurchase equivalent securities at an agreed price and on an agreed future date. A Fund may enter into repurchase agreements with financial institutions. The Funds follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions deemed creditworthy by the adviser or sub-adviser, as applicable. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement. The adviser or sub-adviser, as applicable, continually monitors compliance with this requirement, as well as the on-going financial condition and creditworthiness of the counter party. Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of the adviser or sub-adviser, as applicable, liquidity or other considerations so warrant.

     STANDBY COMMITMENTS AND PUT TRANSACTIONS--The Funds may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when the Fund can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Funds will limit their put transactions to institutions which the investment adviser or sub-adviser, as applicable, believes present minimal credit risks, and the investment adviser or sub-adviser, as applicable, would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. A Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

     The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the security. The maturity of the underlying security will generally be different from that of the put. The Intermediate-Term Municipal and Pennsylvania Municipal Bond Funds will consider the "maturity" of a security subject to a put to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

     The Trust has received a private letter ruling from the Internal Revenue Service that, to the extent it purchases securities subject to the right to put them back to the seller in order to maintain liquidity to meet redemption requirements, it will be treated as the owner of those securities for Federal income tax purposes. No assurance can be given that future legislative, judicial or administrative changes may not modify the Trust's private letter ruling.

     U.S. GOVERNMENT SECURITIES--Examples of types of U.S. Government securities in which a Fund may invest include U.S. Treasury obligations and the obligations of U.S. Government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.

     U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

     RECEIPTS. Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

     U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

     U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

     VARIABLE AND FLOATING RATE SECURITIES--Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. A Fund will segregate or earmark liquid assets with the custodian in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if the adviser or sub-adviser, as applicable, deems it appropriate.

                             INVESTMENT LIMITATIONS

     The following are fundamental and non-fundamental policies of the Funds. The percentage limitations (except for the limitation on borrowing) set forth below will apply at the time of the purchase of a security, and shall not be violated unless an excess or deficiency occurs, immediately after or as a result of a purchase of such security.

FUNDAMENTAL INVESTMENT LIMITATIONS.

     The following investment limitations apply to the Tax Free, Institutional Tax Free, California Tax Exempt, Intermediate-Term Municipal, Pennsylvania Municipal Bond, and Pennsylvania Tax Free Funds. These investment limitations and the investment limitations in these Funds' respective Prospectuses are fundamental policies of these Funds and may not be changed without shareholder approval. It is a fundamental policy of the Intermediate-Term Municipal and Pennsylvania Municipal Bond Funds to abide by the maturity restrictions and to invest solely in the permitted investments described in this Statement of Additional Information and in their respective Prospectuses.


     A Fund may not:

  1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the total assets of the Fund (based on current market value at the time of investment) would be invested in the securities of such issuer; provided, however, that each Fund (except the Intermediate-Term Municipal and Pennsylvania Municipal Bond Funds) may invest up to 25% of its total assets without regard to this restriction of, and as permitted by, Rule 2a-7 under the 1940 Act.

  2. Purchase any securities which would cause more than 25% of the total assets of the Fund, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

  3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of total assets. The California Tax Exempt Fund has a fundamental policy that to the extent such borrowing exceeds 5% of the value of the Fund's total assets, borrowing will be done from a bank and in accordance with the requirements of the 1940 Act. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings of the Funds, in excess of 5% of its total assets, will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

  4. Purchase securities of other investment companies, except that the Intermediate-Term Municipal, Pennsylvania Municipal Bond and Pennsylvania Tax Free Funds may only purchase securities of money market funds, as permitted by the 1940 Act and the rules and regulations thereunder.

  5. Make loans, except that each Fund may purchase or hold debt instruments in accordance with its investment objective and policies and may enter into repurchase agreements, provided that repurchase agreements maturing in more than seven days, restricted securities and other illiquid securities are not to exceed, in the aggregate, 10% of the Fund's net assets, except for the Intermediate-Term Municipal Fund, for which it cannot exceed 15% of the Fund's net assets.

  6. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (1) above in aggregate amounts not to exceed 10% of the net assets of such Fund taken at current value at the time of the incurrence of such loan.

  7. Invest in companies for the purpose of exercising control.

  8. Acquire more than 10% of the voting securities of any one issuer.

  9. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, subject to its permitted investments, any Fund may invest in municipal securities or other obligations secured by real estate or other interests therein.

 10. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.

 11. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

 12. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in this Statement of Additional Information or as permitted by rule, regulation or order of the SEC.

 13. Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or any investment adviser of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

 14. Purchase securities of any company which has (with predecessors) a record of less than three years continuing operations (except (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) municipal securities which are rated by at least two nationally recognized municipal bond rating services or determined by the adviser or sub-adviser to be of "high quality") if, as a result, more than 5% of the total assets (taken at current value) would be invested in such securities.

 15. Purchase warrants, calls, straddles, spreads or combinations thereof, except as permitted by this Statement of Additional Information.

 16. Invest in interests in oil, gas or other mineral exploration or development programs. The Institutional Tax Free Fund and the California Tax Exempt Fund may not invest in oil, gas or mineral leases.


 17. Invest more than 25% of total assets in issuers within the same state or similar type projects (except in specified categories). This investment limitation applies to the Intermediate-Term Municipal Fund, Tax Free Fund, Institutional Tax Free Fund, and Pennsylvania Municipal Bond Fund. For the Pennsylvania Municipal Bond Fund, this limitation does not apply to the extent stated in its investment objective and policies.

                             --------------------

     The following investment limitations apply to the California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, Ohio Tax Free and New York Municipal Bond Funds. These investment limitations are fundamental policies of these Funds and may not be changed without shareholder approval.


     A Fund may not:

  1. Purchase any securities which would cause more than 25% of the total assets of the Fund, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities or to investments in tax-exempt securities issued by governments or political subdivisions of governments; provided, however, that the Ohio Tax Free Fund may invest up to 25% of its total assets without regards to this restriction of, and as permitted by, Rule 2a-7 under the 1940 Act.

  2. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets: (i) all borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required.

  3. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies,
     (ii) enter into repurchase agreements, and (iii) lend its securities.

  4. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Portfolio may purchase: (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

  5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

  6. Issue senior securities (as defined in the 1940 Act), except as permitted by rule, regulation or order of the SEC.

  7. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

                             --------------------

     The following investment limitations apply to the Massachusetts Tax Free Money Market Fund. These investment limitations are fundamental policies of the Fund and may not be changed without shareholder approval.



     The Fund may not:

  1. Purchase any securities which would cause more than 25% of the total assets of the Fund, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (a) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, or
     (b) obligations of state or municipal governments and their political subdivisions.

  2. Borrow, except that the Fund may (a) borrow from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) to the extent consistent with the Fund's investment objective and policies, enter into reverse repurchase agreements, forward roll transactions and similar investment techniques and strategies. To the extent it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33 1/3% of its total assets (including the amount borrowed), less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

  3. Make loans, except that the Fund may (a) purchase or hold debt instruments in accordance with its investment objective and policies, (b) enter into repurchase agreements, and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act, and any rules, regulation or order thereunder.

  4. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, subject to its permitted investments, the Fund may: (a) invest in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) hold or sell real estate received in connection with securities it holds or held; or
     (c) trade in futures contracts and options on futures contracts (including options on currencies) to the extent consistent with the Fund's investment objective and policies.

  5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

  6. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in this Statement of Additional Information or as permitted by the 1940 Act, and any rule, regulation or order of the SEC thereunder.

                             --------------------

     The following investment limitations apply to the Short Duration Municipal Fund. These investment limitations are fundamental policies of the Fund and may not be changed without shareholder approval.



     The Fund may not:

  1. With respect to 75% of its total assets, (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

  2. Purchase any securities which would cause 25% or more of its total assets to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. For purposes of this industry concentration limitation: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry;
     (ii) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry;
     (iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) governmental issuers within a particular country will be deemed to be conducting their principal business activities in that same industry.

  3. Issue any class of senior security (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

  4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

  5. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts, and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

  6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

  7. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

NON-FUNDAMENTAL INVESTMENT LIMITATIONS.

     The following non-fundamental policies apply to the California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, Ohio Tax Free and New York Municipal Bond Funds. These non-fundamental policies may be changed by the Board of Trustees without shareholder approval.

     A Fund may not:

  1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing.

  2. Invest in companies for the purpose of exercising control.

  3. Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions, (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts, and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements of Section 18 of the 1940 Act.

  4. Purchase securities which are not readily marketable if, in the aggregate, more than 15% (10% for the Ohio Tax Free Fund) of its total assets would be invested in such securities.

  5. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its total assets would be invested in illiquid securities.

  6. Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

                             --------------------

     The following non-fundamental policies apply to the Massachusetts Tax Free Money Market Fund. These non-fundamental policies may be changed by the Board of Trustees without shareholder approval.

     The Fund may not:

  1. With respect to 75% of its total assets, purchase securities of any issuer (other than U.S. Government securities or securities subject to a guarantee issued by a person not controlled by the issuer) if, as a result, more than 5% of total assets would be invested in the securities of such issuer; provided that the Fund may not invest more than 5% of its total assets in securities of a single issuer unless such securities are first tier securities. In determining compliance with this restriction, the provisions of Rule 2a-7 under the 1940 Act shall apply.

  2. Purchase second tier conduit securities of any issuer (other than securities subject to a guarantee issued by a person not controlled by the issuer) if, as a result, more than the greater of 1% of its total assets or $1 million would be invested in second tier conduit securities of such issuer. In determining compliance with this restriction, the provisions of Rule 2a-7 under the 1940 Act shall apply.

  3. Invest in companies for the purpose of exercising control.

  4. Purchase illiquid securities, I.E., securities that cannot be disposed at approximately the amount at which the Fund has valued them in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 10% of its total assets would be invested in illiquid securities.

  5. Purchase securities of other investment companies, except that the Fund may purchase securities of money market funds, as permitted by the 1940 Act and any rule, regulation and order thereunder, including Rule 2a-7 under the 1940 Act.

  6. Sell securities short unless it owns the security or the right to obtain the security or equivalent securities (transactions in futures contracts and options are not considered selling securities short).

  7. Purchase securities on margin, except that the Fund may obtain short-term credits that are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

                             --------------------

     The following non-fundamental policies apply to the Short Duration Municipal Fund. These non-fundamental policies may be changed by the Board of Trustees without shareholder approval.


     The Fund may not:

  1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing.

  2. Invest in companies for the purpose of exercising control.

  3. Purchase securities on margin or effect short sales, except that the Fund may (i) obtain short-term credits as necessary for the clearance of security transactions, (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts, and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements of section 18 of the 1940 Act.

  4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order thereunder.

  5. Purchase or hold illiquid securities, if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

                            STATE SPECIFIC DISCLOSURE

     The following information constitutes only a brief summary, and is not intended as a complete description.

SPECIAL CONSIDERATIONS RELATING TO CALIFORNIA MUNICIPAL SECURITIES

     The ability of issuers to pay interest on, and repay principal of, California municipal securities ("California Municipal Securities") may be affected by (1) amendments to the California Constitution and related statutes that limit the taxing and spending authority of California government entities, and related civil actions, (2) a wide variety of California laws and regulations, and (3) the general financial condition of the State of California.

     There could be economic, business or political developments which might affect all Municipal Securities of a similar type. To the extent that a significant portion of the Fund's assets are invested in Municipal Securities payable from revenues on similar projects, the Fund will be subject to the risks presented by such projects to a greater extent than it would be if the Fund's assets were not so invested. Moreover, in seeking to attain its investment objective, the Fund may invest all or any part of its assets in Municipal Securities that are industrial development bonds.

     CALIFORNIA RISK FACTORS. The California Municipal Bond and California Tax Exempt Funds will have considerable investments in California municipal obligations. As a result, the Funds will be more susceptible to factors which adversely affect issuers of California obligations than a mutual fund which does not have as great a concentration in California municipal obligations.

     An investment in a Fund will be affected by the many factors that affect the financial condition of the State of California. For example, financial difficulties of the State, its counties, municipalities and school districts that hinder efforts to borrow and credit ratings are factors which may affect a Fund.

     ADDITIONAL CONSIDERATIONS. With respect to Municipal Securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the Trust cannot predict what legislation, if any, may be proposed in the California State Legislature in regards to the California State personal income tax status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, if enacted, might materially adversely affect the availability of California Municipal Securities for investment by the Funds and the value of the Funds' investments.

SPECIAL CONSIDERATIONS RELATING TO MASSACHUSETTS MUNICIPAL SECURITIES

     MASSACHUSETTS RISK FACTORS. The Massachusetts Municipal Bond and Massachusetts Tax Free Money Market Funds will have considerable investments in Massachusetts municipal obligations. As a result, the Funds will be more susceptible to factors which adversely affect issuers of Massachusetts obligations than a mutual fund which does not have as great a concentration in Massachusetts municipal obligations.

     An investment in a Fund will be affected by the many factors that affect the financial condition of the Commonwealth of Massachusetts. For example, financial difficulties of the Commonwealth, its counties, municipalities and school districts that hinder efforts to borrow and credit ratings are factors which may affect a Fund.

SPECIAL CONSIDERATIONS RELATING TO NEW JERSEY MUNICIPAL SECURITIES

     NEW JERSEY RISK FACTORS. The New Jersey Municipal Bond Fund will have considerable investments in New Jersey municipal obligations. As a result, the Fund will be more susceptible to factors which adversely affect issuers of New Jersey obligations than a mutual fund which does not have as great a concentration in New Jersey municipal obligations.

     An investment in the Fund will be affected by the many factors that affect the financial condition of the State of New Jersey. For example, financial difficulties of the State, its counties, municipalities and school districts, that hinder efforts to borrow and credit ratings are factors which may affect the Fund.

SPECIAL CONSIDERATIONS RELATING TO NEW YORK MUNICIPAL SECURITIES

     REVENUES AND EXPENDITURES. New York's Governmental Funds receive a majority of their revenues from taxes levied by the State. Investment income, fees and assessments, abandoned property collections, and other varied sources supply the balance of the receipts for these Funds. New York's major expenditures are grants to local governments.

     NEW YORK RISK FACTORS. The New York Municipal Bond Fund's concentration in investments in New York municipal securities ("New York Municipal Securities") involves greater risk than if their investments were more diversified. These risks result from (1) amendments to the New York Constitution and other statutes that limit the taxing and spending authority of New York government entities; (2) the general financial condition of the State of New York; and (3) a variety of New York laws and regulations that may affect, directly or indirectly, New York Municipal Securities. The ability of issuers of Municipal Securities to pay interest on, or repay principal of, Municipal Securities may be impaired as a result. The Fund's yield and share price are sensitive to political and economic developments within the State of New York, and to the financial condition of the State, its public authorities, and political subdivisions, particularly the City of New York. In the recent past, both the State and the City experienced financial difficulties related to the poor economic performance and recurring deficits. The State's credit standing has been reduced, and its ability to provide assistance to its public authorities and political subdivisions could be impaired.

     NEW YORK CITY. The fiscal health of the State is closely related to the fiscal health of its localities, particularly the City, which has required significant financial assistance from the State in the past.

SPECIAL CONSIDERATIONS RELATING TO PENNSYLVANIA MUNICIPAL SECURITIES

     REVENUES AND EXPENDITURES. The Constitution of Pennsylvania provides that operating budget appropriations may not exceed the estimated revenues and available surplus in the fiscal year for which funds are appropriated. Annual budgets are enacted for the General Fund and for certain special revenue funds which represent the majority of expenditures of the Commonwealth. Pennsylvania's Governmental Funds receive a majority of their revenues from taxes levied by the Commonwealth. Interest earnings, licenses and fees, lottery ticket sales, liquor store profits, miscellaneous revenues, augmentations and federal government grants supply the balance of the receipts of these Funds.

     PENNSYLVANIA RISK FACTORS. The Pennsylvania Municipal Bond and Pennsylvania Tax Free Funds will have considerable investments in Pennsylvania municipal obligations. As a result, the Funds will be more susceptible to factors which adversely affect issuers of Pennsylvania obligations than a mutual fund which does not have as great a concentration in Pennsylvania municipal obligations.

     An investment in a Fund will be affected by the many factors that affect the financial condition of the Commonwealth of Pennsylvania. For example, financial difficulties of the Commonwealth, its counties, municipalities and school districts that hinder efforts to borrow and lower credit ratings are factors which may affect a Fund.

     LOCAL GOVERNMENT DEBT. Local government in Pennsylvania consists of numerous individual units. Each unit is distinct and independent of other local units, although they may overlap geographically. There is extensive general legislation applying to local government. Municipalities may also issue revenue obligations without limit and without affecting their general obligation borrowing capacity if the obligations are projected to be paid solely from project revenues. Municipal authorities and industrial development authorities are also widespread in Pennsylvania.

                      THE ADMINISTRATOR AND TRANSFER AGENT

     GENERAL. SEI Investments Fund Management ("the Administrator"), a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

     ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration and transfer agency agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative and transfer agency services or employs certain other parties including affiliates, who provide such services, including regulatory reporting and all necessary space, equipment, personnel and facilities. The Administration Agreement provides that the Administrator shall not be liable for any error of judgement or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

     ADMINISTRATION FEE. The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (a) by a vote of a majority of the Trustees of the Trust on not less than 60 days' written notice to the Administrator; or (b) by the Administrator on not less than 90 days' written notice to the Trust.

     For the fiscal years ended August 31, 2001, 2002 and 2003, the following table shows: (i) the dollar amount of fees paid by each Fund to the Administrator; and (ii) the dollar amount of the Administrator's voluntary fee waiver for each Fund:

                                                                                                      FEES WAIVED OR
                                                               FEES PAID (000)                        REIMBURSED (000)
                                                     ------------------------------------   ------------------------------------
FUND                                                    2001         2002         2003         2001         2002         2003
----                                                 ----------   ----------   ----------   ----------   ----------   ----------
Intermediate-Term Municipal Fund ................... $    2,009   $    2,108   $    1,886   $      194   $      191   $      155
Short Duration Municipal Fund ......................           *            *            *            *            *            *
California Municipal Bond Fund ..................... $      423   $      465   $      435   $       62   $       41   $       22
Massachusetts Municipal Bond Fund .................. $       80   $       89   $       90   $        8   $        9   $        7
New Jersey Municipal Bond Fund ..................... $      142   $      167   $      159   $       17   $       15   $       16
New York Municipal Bond Fund ....................... $      130   $      169   $      190   $        8   $       14   $       17
Pennsylvania Municipal Bond Fund ................... $      107   $      105   $      101   $      145   $      157   $      149
Institutional Tax Free Fund ........................ $    3,018   $    3,500   $    3,918   $    1,277   $    1,531   $    1,403
Tax Free Fund ...................................... $    3,170   $    3,012   $    3,449   $        0   $        0   $        0
California Tax Exempt Fund ......................... $       62   $       73   $       64   $        7   $       11   $        9
Ohio Tax Free Fund .................................           *            *            *            *            *            *
Pennsylvania Tax Free Fund ......................... $      126   $      137   $      152   $       54   $       44   $       40
Massachusetts Tax Free Money Market Fund ........... $       26   $      117   $      142   $       29   $       44   $       43

----------
* Not in operation during the period.

                          THE ADVISERS AND SUB-ADVISERS

     GENERAL. SEI Investments Management Corporation ("SIMC") serves as investment adviser to certain Funds (listed below). SIMC is a wholly-owned subsidiary of SEI Investments, a financial services company. The principal business address of SIMC and SEI Investments is Oaks, Pennsylvania 19456. SEI Investments was founded in 1968 and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. SIMC and its affiliates currently serve as adviser to more than 8 investment companies, including more than 45 funds, with approximately $46.2 billion in assets as of September 30, 2003.

     MANAGER OF MANAGERS STRUCTURE. SIMC is the investment adviser to the Massachusetts Municipal Bond, New York Municipal Bond, California Municipal Bond, New Jersey Municipal Bond, Pennsylvania Municipal Bond, Intermediate-Term Municipal, Short Duration Municipal and Massachusetts Tax Free Money Market Funds, and operates as a "manager of managers." SIMC and the Trust have obtained an exemptive order from the SEC that permits SIMC, with the approval of the Trust's Board of Trustees, to hire, retain or terminate sub-advisers unaffiliated with SIMC for the Funds without submitting the sub-advisory agreements to a vote of the Funds' shareholders. Among other things, the exemptive relief permits the disclosure of only the aggregate amount payable by SIMC under all such sub-advisory agreements. The Funds will notify shareholders in the event of any addition or change in the identity of their sub-advisers.

     SIMC oversees the investment advisory services provided to such Funds and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements with SIMC, and under the supervision of SIMC and the Board of Trustees, the sub-advisers to such Funds are generally responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. Sub-advisers also are responsible for managing their employees who provide services to the Funds. Sub-advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the sub-advisers' skills and investment results in managing assets for specific asset classes, investment styles and strategies.

     Subject to Board review, SIMC allocates and, when appropriate, reallocates the Funds' assets to the sub-advisers, monitors and evaluates the sub-advisers' performance, and oversees sub-adviser compliance with the Funds' investment objectives, policies and restrictions. SIMC HAS THE ULTIMATE RESPONSIBILITY FOR THE INVESTMENT PERFORMANCE OF THE
INTERMEDIATE-TERM MUNICIPAL, SHORT DURATION MUNICIPAL, CALIFORNIA MUNICIPAL BOND, MASSACHUSETTS MUNICIPAL BOND, NEW JERSEY MUNICIPAL BOND, PENNSYLVANIA MUNICIPAL BOND, MASSACHUSETTS TAX FREE MONEY MARKET AND NEW YORK MUNICIPAL
BOND FUNDS DUE TO ITS RESPONSIBILITY TO OVERSEE SUB-ADVISERS AND RECOMMEND THEIR HIRING, TERMINATION AND REPLACEMENT.

     For its advisory services, SIMC receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.33% of the average daily net assets of the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, and New York Municipal Bond Funds, 0.35% of the average daily net assets of the Pennsylvania Municipal Bond Fund and 0.04% of the average daily net assets of the Massachusetts Tax Free Money Market Fund. SIMC pays the sub-advisers out its investment advisory fees.

     Weiss, Peck & Greer Investments ("WPG" and together with SIMC, the "advisers") serves as investment adviser to the California Tax Exempt, Pennsylvania Tax Free, Ohio Tax Free, Institutional Tax Free and Tax Free Funds. WPG invests the assets of each such Fund, and continuously reviews, supervises and administers the investment program of the Funds. WPG also provides investment sub-advisory services to the Short Duration Municipal and Massachusetts Tax Free Money Market Funds. WPG is a division of Robeco USA, L.L.C., which is an SEC registered investment adviser. Robeco USA, Inc. is the US parent company of Robeco USA, L.L.C. The indirect parent company of Robeco USA, Inc. is Robeco Group. Robeco Group, a large cooperative bank in the Netherlands comprised of approximately 420 independent banks, is wholly-owned by Rabobank. As of September 30, 2003, total assets under management of WPG were approximately $18.2 billion. For its advisory services to the California Tax Exempt, Pennsylvania Tax Free, Institutional Tax Free and Tax Free Funds, WPG receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.05% on the first $500 million, 0.04% on the next $500 million and 0.03% thereafter on all assets managed by WPG.

     Standish Mellon Asset Management Company LLC ("Standish"), serves as investment sub-adviser to the Pennsylvania Municipal Bond, Massachusetts Municipal Bond, New York Municipal Bond and Intermediate-Term Municipal Funds. Standish is wholly owned by Standish Mellon Asset Management Holdings, LLC, which in turn is owned by the Mellon Financial Corporation.

     McDonnell Investment Management, LLC ("McDonnell"), serves as investment sub-adviser to the New Jersey Municipal Bond and California Municipal Bond Funds. McDonnell is 100% employee owned and is managed by an Executive Committee. Dennis J. McDonnell owns more than 25% of the interests of McDonnell and serves as Manager of McDonnell.

     ADVISORY AND SUB-ADVISORY AGREEMENTS WITH THE TRUST. Each advisory agreement or sub-advisory agreement (together with the advisory agreements are referred to as the "Investment Advisory Agreements") provides that each adviser or sub-adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

     The continuance of each Investment Advisory Agreement after the first two (2) years must be specifically approved at least annually (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to such Investment Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Investment Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the adviser or sub-adviser, as applicable, or by the adviser or sub-adviser, as applicable, on 90 days' written notice to the Trust.

     ADVISORY AND SUB-ADVISORY FEES. For the fiscal years ended August 31, 2001, 2002 and 2003, the following table shows: (i) the dollar amount of fees paid to SIMC or WPG by each Fund; and (ii) the dollar amount of SIMC's or WPG's voluntary fee waiver for each Fund.

                                                                                                      FEES WAIVED OR
                                                               FEES PAID (000)                        REIMBURSED (000)
                                                     ------------------------------------   ------------------------------------
FUND                                                    2001         2002         2003         2001         2002         2003
----                                                 ----------   ----------   ----------   ----------   ----------   ----------
Intermediate-Term Municipal Fund ................... $    2,730   $    3,162   $    2,296   $      299   $        0   $      510
Short Duration Municipal Fund ......................           *            *            *            *            *            *
California Municipal Bond Fund ..................... $      629   $      696   $      593   $       38   $        0   $       35
Massachusetts Municipal Bond Fund .................. $      109   $      135   $      109   $       12   $        0   $       24
New Jersey Municipal Bond Fund ..................... $      206   $      250   $      227   $       13   $        0   $       14
New York Municipal Bond Fund ....................... $      170   $      251   $      233   $       19   $        0   $       52
Pennsylvania Municipal Bond Fund ................... $      431   $      458   $      438   $        0   $        0   $        0
Institutional Tax Free Fund ........................ $      439   $      508   $      529   $        0   $        0   $        0
Tax Free Fund ...................................... $      325   $      304   $      343   $        0   $        0   $        0
California Tax Exempt Fund ......................... $       11   $       13   $       11   $        0   $        0   $        0
Ohio Tax Free Fund .................................           *            *            *            *            *            *
Pennsylvania Tax Free Fund ......................... $       15   $       18   $       19   $        4   $        0   $        0
Massachusetts Tax Free Money Market Fund ........... $        9   $       25   $       29   $        0   $        0   $        0

----------

* Not in operation during the period.

     For the fiscal years ended August 31, 2001, 2002 and 2003, the following table shows: (i) the dollar amount of fees paid to the sub-advisers by SIMC; and
(ii) the dollar amount of the sub-advisers' voluntary fee waivers.

                                                           FEES PAID (000)                         FEES WAIVED (000)
                                                --------------------------------------   --------------------------------------
FUND                                               2001          2002          2003         2001          2002          2003
----                                            ----------    ----------    ----------   ----------    ----------    ----------
Intermediate-Term Municipal Fund .............. $    1,352    $    1,205    $    1,020   $        0    $        0    $        0
Short Duration Municipal Fund .................           *             *             *            *             *             *
California Municipal Bond Fund ................ $      326    $      338    $      307   $        0    $        0    $        0
Massachusetts Municipal Bond Fund ............. $       54    $       51    $       49   $        0    $        0    $        0
New Jersey Municipal Bond Fund ................ $      107    $      121    $      118   $        0    $        0    $        0
New York Municipal Bond Fund .................. $       84    $       95    $      103   $        0    $        0    $        0
Pennsylvania Municipal Bond Fund .............. $      244    $      262    $      250   $        0    $        0    $        0
Massachusetts Tax Free Money Market Fund ...... $        9    $       25    $       29   $        0    $        0    $        0

----------

* Not in operation during the period.

     DISTRIBUTION, SHAREHOLDER SERVICING AND ADMINISTRATIVE SERVICING

     GENERAL. SEI Investments Distribution Co. (the "Distributor") serves as each Fund's distributor. The Distributor is a wholly-owned subsidiary of SEI Investments. The Distributor has its principal business offices at Oaks, Pennsylvania 19456.

     DISTRIBUTION AGREEMENT WITH THE TRUST. The Distributor serves as each Fund's distributor pursuant to a distribution agreement with the Trust ("Distribution Agreement"). The Distribution Agreement shall be approved at least annually (i) by the Trust's Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person or at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to a particular Fund on not less than 60 days' notice by the Trust's Trustees, by vote of a majority of the outstanding shares of such Fund or by the Distributor. The Distributor will receive no compensation for the distribution of Fund shares.

     SHAREHOLDER AND ADMINISTRATIVE SERVICING PLANS. The Trust has adopted shareholder servicing plans for its Class A, B, C and Y shares (each a "Shareholder Servicing Plan" and, collectively, the "Shareholder Servicing Plans"). Under the Shareholder Servicing Plans for Class A and Y shares, the Distributor may perform, or may compensate other service providers for performing the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; providing subaccounting with respect to shares beneficially owned by clients; providing share information on share positions to clients; forwarding shareholder communications to clients (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices); processing purchase, exchange and redemption orders; and processing dividend payments. Under the Shareholder Servicing Plans for Class B and C shares, the Distributor may perform, or may compensate other service providers for performing the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; and assisting clients in changing dividend options, account designations and addresses.

     The Trust has adopted administrative servicing plans for its Class B and C shares (each an "Administrative Servicing Plan" and, collectively, the "Administrative Servicing Plans"). Under the Administrative Servicing Plans for Class B and C shares, the Distributor may perform, or may compensate other service providers for performing the following shareholder services: providing subaccounting with respect to shares beneficially owned by clients; providing share information on share positions to clients; forwarding shareholder communications to clients (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices); processing purchase, exchange and redemption orders; processing dividend payments on behalf of its clients; and providing such other similar services as a Fund may, through the Distributor, reasonably request to the extent that the service provider is permitted to do so under applicable laws or regulations.

                       TRUSTEES AND OFFICERS OF THE TRUST

     BOARD RESPONSIBILITIES. The management and affairs of the Trust and each of the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing each of the Funds and each fund of SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Asset Allocation Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Institutional Investments Trust (the "Fund Complex"), which currently consists of 62 funds and includes funds not described in this Statement of Additional Information. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

     MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, Oaks, Pennsylvania 19456.

INTERESTED TRUSTEES.

     ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees* (since
1982)--Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of SIMC, the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Bishop Street Funds, Expedition Funds, The MDL Funds, SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Absolute Return Master Fund, LP, SEI Opportunity Master Fund, LP, SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Asset Allocation Trust.

     WILLIAM M. DORAN (DOB 05/26/40)--Trustee* (since 1982)--1701 Market Street, Philadelphia, PA 19103. Self-employed consultant. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor. Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, The MDL Funds, SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Asset Allocation Trust.

INDEPENDENT TRUSTEES.

     F. WENDELL GOOCH (DOB 12/03/32)--Trustee (since 1982)--Retired. Trustee of SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, STI Classic Funds and STI Classic Variable Trust.

     JAMES M. STOREY (DOB 04/12/31)--Trustee (since 1995)--Attorney, Solo Practitioner since 1994. Partner, Dechert Price & Rhoads (law firm), September 1987-December 1993. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, State Street Capital Trust (consisting of 24 portfolios), Massachusetts Health and Education Tax-Exempt Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Asset Allocation Trust.

     GEORGE J. SULLIVAN, JR. (DOB 11/13/42)--Trustee (since 1996)--Self Employed Consultant, Newfound Consultants Inc. since April 1997. Trustee, State Street Navigator Securities Lending Trust, The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, The MDL Funds, SEI Absolute Return Master Fund, LP, SEI Opportunity Master Fund, LP, SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Asset Allocation Trust.

     ROSEMARIE B. GRECO (DOB 03/31/46)--Trustee (since 1999)--Director, Governor's Office of Health Care Reform, Commonwealth of Pennsylvania since 2003; Founder and Principal, Grecoventures Ltd. from 1999 to 2002. Interim President & Chief Executive Officer, Private Industry Council of Philadelphia, April 1998-August 1998; President, Corestates Financial Corp., 1996-1997; Chief Executive Officer and President, Corestates Bank, N.A., 1994-1997; Director, Sunoco, Inc.; Director, Exelon Corporation; Trustee of Pennsylvania Real Estate Investment Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Asset Allocation Trust.

     NINA LESAVOY (DOB 07/24/57)--Trustee (since 2003)--Partner, Cue Capital since 2002; Head of Sales, Investorforce, January 2000-December 2001; Global Partner working for the CEO, Invesco Capital, January 1998-January 2000. Head of Sales and Client Services, Chancellor Capital and later LGT Asset Management, 1986-2000. Trustee of SEI Absolute Return Master Fund, LP, SEI Opportunity Master Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Institutional Investments Trust.

----------
* Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Funds as that term is defined in the 1940 Act by virtue of their relationship with the Trust's Distributor and SIMC.

     BOARD STANDING COMMITTEES. The Board has established the following standing committees:

- AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditor's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent auditor to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditor's opinion, any related management letter, management's responses to recommendations made by the independent auditor in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditor and the Trust's senior internal accounting executive, if any, the independent auditor's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditor, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Gooch, Storey and Sullivan, Ms. Greco and Ms. Lesavoy, currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four times during the Trust's most recently completed fiscal year.

- FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available or deemed not eligible. The Fair Value Pricing Committee's determinations are reviewed by the Board. Messrs. Nesher and Sullivan currently serve as the Board's delegates on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and did not meet during the Trust's most recently completed fiscal year.

- NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibilities of the Nominating Committee are to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the "1934 Act") in conjunction with a shareholder meeting to consider the election of Trustees. Messrs. Gooch, Storey and Sullivan, Ms. Greco and Ms. Lesavoy currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and met once during the Trust's most recently completed fiscal year.

     BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE CONTINUATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS. As discussed in the section of this Statement of Additional Information entitled "The Advisers and Sub-Advisers," the Board's continuance of each Investment Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to each Investment Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew each Investment Advisory Agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the advisers and sub-advisers. The Trustees use this information, as well as other information that the advisers, the sub-advisers and other Fund service providers may submit to the Board, as well as other information they obtain independently, to help them decide whether to renew each Investment Advisory Agreement for another year. In addition, at various times during the year, the Trustees review and discuss issues related to the Investment Advisory Agreements.

     Before meeting for the renewal of the Investment Advisory Agreements, the Board requested and received written materials from each adviser and sub-adviser about: (a) the quality of the adviser's and sub-adviser's investment management and other services; (b) the adviser's and sub-adviser's investment management personnel; (c) the adviser's and sub-adviser's operations and financial condition; (d) the adviser's and sub-adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that each adviser and sub-adviser charges a Fund compared with the fees each charges to comparable mutual funds or accounts (if any); (f) a Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of each adviser's and sub-adviser's profitability from its Fund-related operations; (h) the adviser's and sub-adviser's compliance systems; (i) the adviser's and sub-adviser's policies on and compliance procedures for personal securities transactions; (j) the adviser's and sub-adviser's reputation, expertise and resources in domestic financial markets; and (k) each Fund's performance compared with similar mutual funds.

     At the meeting, representatives from each adviser and sub-adviser presented additional oral and/or written information to the Board to help the Board evaluate the advisers' and sub-advisers' fees and other aspects of the Agreements. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees discussed the written materials that the Board received before the meeting and the advisers' and sub-advisers' oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of each Investment Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.

     Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously agreed to approve the continuation of each Investment Advisory Agreement for another year (with Mr. Doran abstaining from voting on the continuation of the advisory agreement between the Trust and SIMC) in consideration that: (i) the terms of the Investment Advisory Agreement are fair and reasonable; and (ii) the advisers' and sub-advisers' fees are reasonable in light of the services that the advisers and the sub-advisers provide to the Funds.

     FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

                                                          AGGREGATE DOLLAR RANGE OF SHARES
NAME                DOLLAR RANGE OF FUND SHARES (FUND)*            (FUND COMPLEX)*
----                -----------------------------------   --------------------------------
Mr. Nesher ........                None                             Over $100,000
Mr. Doran .........                None                                 None
Mr. Gooch .........                None                             Over $100,000
Mr. Storey ........                None                                 None
Mr. Sullivan ......                None                                 None
Ms. Greco .........                None                                 None
Ms. Lesavoy** .....                None                                 None

----------

 *   Valuation date as of December 31, 2002.
**   Ms. Lesavoy was appointed a Trustee as of September 17, 2003.

     BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

                                     PENSION OR
                                      RETIREMENT        ESTIMATED
                                   BENEFITS ACCRUED      ANNUAL       TOTAL COMPENSATION
                     AGGREGATE        AS PART OF      BENEFITS UPON     FROM THE TRUST
NAME                COMPENSATION    FUND EXPENSES      RETIREMENT      AND FUND COMPLEX
----                ------------   ----------------   -------------   ------------------
Mr. Nesher .......   $       0           N/A              N/A            $        0
Mr. Doran ........   $       0           N/A              N/A            $        0
Mr. Gooch ........   $  18,391           N/A              N/A            $  133,000
Mr. Storey .......   $  18,391           N/A              N/A            $  133,000
Mr. Sullivan .....   $  18,391           N/A              N/A            $  133,000
Ms. Greco ........   $  18,391           N/A              N/A            $  133,000
Ms. Lesavoy ......            *             *                *                     *

----------

* Ms. Lesavoy was appointed a Trustee as of September 17, 2003 and did not serve as Trustee for the Trust's most recently completed fiscal year end.

     TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each Officer is SEI Investments Company, Oaks, Pennsylvania 19456. None of the Officers receive compensation from the Trust for their services.

     Certain officers of the Trust also serve as officers to one or more of the mutual funds to which SEI Investments or its affiliates act as investment adviser, administrator, or distributor.

     EDWARD D. LOUGHLIN (DOB 03/07/51)--President and Chief Executive Officer (since 1995)--Executive Vice President and President--Asset Management Division of SEI Investments since 1993. Executive Vice President of SIMC and the Administrator since 1994. Senior Vice President of the Distributor, 1986-1991; Vice President of the Distributor, 1981-1986.

     TIMOTHY D. BARTO (DOB 03/28/68)--Vice President and Secretary (since
2002)--Vice President and Assistant Secretary of the Trust, 1999-2002. Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of SIMC, the Administrator and the Distributor since December 1999. Associate, Dechert Price & Rhoads (law firm), 1997-1999.

     LYDIA A. GAVALIS (DOB 06/05/64)--Vice President and Assistant Secretary (since 1998)--Vice President and Assistant Secretary of SEI Investments, SIMC, the Administrator and the Distributor since 1998.

     CHRISTINE M. MCCULLOUGH (DOB 12/02/60)--Vice President and Assistant Secretary (since 1999)--Employed by SEI Investments since November 1999. Vice President and Assistant Secretary of SIMC, the Administrator and the Distributor since December 1999. Associate, White and Williams LLP (law firm), 1991-1999. Associate, Montgomery, McCracken, Walker & Rhoads (law firm), 1990-1991.

     SHERRY KAJDAN VETTERLEIN (DOB 06/22/62)--Vice President and Assistant Secretary (since 2002)--Vice President and Secretary of the Trust, 2001-2002. Vice President and Assistant Secretary of SIMC, the Administrator and the Distributor since January 2001. Shareholder/Partner, Buchanan Ingersoll Professional Corporation, 1992-2000.

     WILLIAM E. ZITELLI, JR. (DOB 06/14/68)--Vice President and Assistant Secretary (since 2001)--Vice President and Assistant Secretary of SIMC, the Administrator and the Distributor since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group, 1998-2000.

     JOHN C. MUNCH (DOB 05/07/71)--Vice President and Assistant Secretary (since
2002)--Vice President and Assistant Secretary of SIMC, the Administrator and the Distributor since November 2001. Associate, Howard, Rice, Nemorvoski, Canady, Falk & Rabkin (law firm), 1998-2001.

     JOHN MUNERA (DOB 01/14/63)--Vice President and Assistant Secretary (since
2002)--Middle Office Compliance Officer at SEI Investments since 2000. Supervising Examiner at Federal Reserve Bank of Philadelphia, 1988-2000.

     CORI DAGGETT (DOB 10/03/61)--Vice President and Assistant Secretary (since
2003)--Employed by SEI Investments since 2003. Associate at Drinker Biddle & Reath, LLP (law firm), 1998-2003.

     PETER (PEDRO) A. RODRIGUEZ (DOB 01/18/62)--Controller and Chief Financial Officer (since 2003)--Director, Fund Accounting and Administration, SEI Investments Global Funds Services, March 1997 to April 2002 and September 2002 to Present. Vice President Fund Administration, BlackRock Financial Management, April 2002 to September 2002.

                      PROXY VOTING POLICIES AND PROCEDURES

     The Intermediate Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond and Massachusetts Tax Free Money Market Funds have delegated proxy voting responsibilities to SIMC and the Institutional Tax Free, Tax Free, California Tax Exempt and Pennsylvania Tax Exempt Fund have delegated proxy voting responsibilities to WPG, subject to the Board's general oversight. However, each of the Institutional Tax Free, Tax Free, California Tax Exempt and Pennsylvania Tax Exempt Funds invest exclusively in non-voting securities. In delegating proxy voting responsibilities, each Fund has directed that proxies be voted consistent with a Fund's best economic interests.

     SIMC has adopted its own proxy voting policies and guidelines for this purpose (the "Procedures"). As required by applicable regulations, SIMC has provided this summary of its Procedures concerning proxies voted by SIMC on behalf of each investment advisory client who delegates voting responsibility to SIMC, which includes the Funds (each a "Client"). The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures.

     SIMC votes proxies in the best economic interests of Clients. SIMC has elected to retain an independent proxy voting service (the "Service") to vote proxies for Client accounts, which votes proxies in accordance with Proxy Voting Guidelines (the "Guidelines") approved by SIMC's Proxy Voting Committee (the "Committee"). The Guidelines set forth the manner in which SIMC will vote on matters that may come up for shareholder vote. The Service will review each matter on a case-by-case basis, and vote the proxies in accordance with the Guidelines. For example, the Guidelines provide that SIMC will vote in favor of proposals to require shareholder ratification of any poison pill, shareholder proposals that request companies to adopt confidential voting, and for management proposals to do so, and shareholder social, workforce, and environmental proposals that create good corporate citizens while enhancing long-term shareholder value, and will vote against director nominees (or a Board) if it believes that a nominee (or the Board) has not served the economic long-term interests of shareholders.

     Prior to voting a proxy, the Service makes available to SIMC its recommendation on how to vote in light of the Guidelines. SIMC retains the authority to overrule the Service's recommendation on any specific proxy proposal and to instruct the Service to vote in a manner determined by the Committee. Before doing so, the Committee will determine whether SIMC may have a material conflict of interest regarding the proposal. If the Committee determines that SIMC has such a material conflict, SIMC shall instruct the Service to vote in accordance with the Service's recommendation unless SIMC, after full disclosure to the Client of the nature of the conflict, obtains the Client's consent to voting in the manner determined by the Committee (or otherwise obtains instructions from the client as to how to vote on the proposal).

     For each proxy, SIMC maintains all related records as required by applicable law. A Client may obtain a copy of SIMC's Procedures and Guidelines, or a copy of the specific voting record for their account, by calling SIMC at 1-800-DIAL-SEI, or writing to SIMC at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

                        DETERMINATION OF NET ASSET VALUE

     GENERAL POLICY. The Funds adhere to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Fair Value Pricing Committee and reviewed by the Trust's Board of Trustees. In complying with the 1940 Act, the Trust follows guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

     EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time if a security's principal exchange is normally open at that time) (except for securities listed on NASDAQ, which are valued using NASDAQ Official Closing Price), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. If such prices are not available or the adviser or sub-adviser, as applicable, deems them to be unreliable, the security will be valued at fair value as determined in good faith by the Fair Value Pricing Committee and reviewed by the Trust's Board of Trustees.

     MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or the adviser or sub-adviser, as applicable, deems them to be unreliable, the security will be valued at fair value as determined in good faith by the Fair Value Pricing Committee and reviewed by the Trust's Board of Trustees.

     USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Prices for most securities held by the Funds are provided daily by third-party independent pricing agents. The advisers and the sub-advisers reasonably believe that prices provided by independent pricing agents are reliable; however, there can be no assurance that a pricing service's prices will be reliable. The pricing service relies on a variety of information in making its determinations, particularly on prices of actual market transactions as well as on trader quotations. However, the service may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the advisers and the Administrator under the general supervision of the Trustees.

                        PURCHASE AND REDEMPTION OF SHARES

     Purchase and redemptions of shares of Funds other than the Money Market Funds may be made on any day the New York Stock Exchange ("NYSE") is open for business. Purchases and redemptions of shares of the Money Market Funds may be made on any day the NYSE and the Federal Reserve System ("Federal Reserve") are open for business. Each Money Market Fund may operate on any day that the NYSE is closed for business, but the Federal Reserve is open for business, for such time as sufficient liquidity exists in the Fund's principal trading markets, based on the determination of the officers of the Trust, acting in consultation with the Fund's adviser or sub-adviser, as applicable. The Funds will notify shareholders that the Funds are open for business.

     The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the New York Stock Exchange, the Administrator, a Fund's adviser, the Distributor and/or the Custodian are not open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                                      TAXES

FEDERAL INCOME TAX

     The following discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

     It is expected that each Fund will receive income generally in the form of interest derived from a Fund's investments. Distributions of net investment income by a Fund may be taxable as ordinary income, whether you take them in cash or additional shares. However, a Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions of net short-term capital gains will be taxable to shareholders as ordinary income. Distribution of long-term capital gains, if any, will be taxable to shareholders at capital gains rates, regardless of how long the shares have been held in the Fund.

     Each Fund will decide whether to distribute or retain all or part of any net capital gains (the excess of net long-term capital gains over net short-term capital losses) in any year for reinvestment. If any such gains are retained, the Fund will pay Federal income tax thereon, and, if the Fund makes an election, the shareholders will include such undistributed gains in their income and shareholders subject to tax will be able to claim their share of the tax paid by the Fund as a credit against their federal income tax liability.

     A gain or loss realized by a shareholder on the sale or exchange of shares of a Fund held as a capital asset will be capital gain or loss, and such gain or loss will be long-term or short-term, depending upon how long you have held your shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss realized by a shareholder on the disposition of shares held 6 months or less is treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares or any inclusion of undistributed capital gain with respect to such shares. Any loss realized by a shareholder on the disposition of shares held 6 months or less is disallowed to the extent of the amount of exempt-interest dividends received by the shareholder with respect to such shares.

     Each Fund will generally be subject to a nondeductible 4% Federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for such calendar year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

     Each Fund is required by federal law to withhold at the applicable rate a tax on reportable payments (which may include dividends, capital gains distributions, and redemptions) paid to individual or non-corporate shareholders who have not certified on the Account Registration Form, or on a separate form supplied by the Fund, that: (i) the Social Security or Taxpayer Identification Number provided is correct; (ii) the shareholder is exempt from backup withholding or is not currently subject to backup withholding; and (iii) the shareholder is a U.S. citizen or resident alien.

     Each Fund within the Trust is generally treated as a separate corporation for federal income tax purposes, and thus the provisions of the Code generally will be applied to each Fund separately, rather than to the Trust as a whole. Net long-term and short-term capital gains, net income, and operating expenses therefore will be determined separately for each Fund.

     Each Fund intends to qualify as a regulated investment company ("RIC") under the Code for each tax year. If a Fund fails to so qualify for any year, all of its income will be subject to tax at corporate rates, and its distributions (including capital gains distributions), to the extent of its current and accumulated earnings and profits, will be taxable as ordinary income dividends to its shareholders, subject to the corporate dividends received deduction for corporate shareholders and to the reduced rates applicable to qualified dividend income for individual shareholders.

     The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

     Because each of the Funds anticipates receiving only interest income, no dividends of any Fund are expected to qualify for the dividends received deduction or as qualified dividend income.

     Exempt-interest dividends are excludable from a shareholder's gross income for regular federal income tax purposes. Exempt-interest dividends may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by Section 55 of the Code. The Alternative Minimum Tax is imposed at the rate of 26% to 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. There are two circumstances where exempt-interest dividends impact the computation of the Alternative Minimum Tax. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax for both corporate and non-corporate taxpayers. The Funds intend, when possible, to avoid investing in private activity bonds. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.

     The percentage of income that constitutes "exempt-interest dividends" will be determined for each year for the Funds and will be applied uniformly to all dividends declared with respect to the Funds during that year. This percentage may differ from the actual percentage for any particular day. The Funds will inform you of the amount of your distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year.

     Interest on indebtedness incurred by shareholders to purchase or carry shares of the Funds will not be deductible for Federal income tax purposes to the extent that the Funds distribute exempt-interest dividends during the taxable year. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Certain foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

     Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds should consult their tax advisors before purchasing shares of the Funds. "Substantial user" is defined generally as including a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of industrial development bonds or private activity bonds.

     Issuers of bonds purchased by the Funds (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

STATE TAXES

     Depending upon applicable state and local law, shareholders of a Fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities in which they reside, but shareholders may be subject to tax on income derived from obligations of other jurisdictions and/or capital gains distributions, if any. Each Fund will make periodic reports to shareholders of the source of distributions on a state-by-state basis. The following is a general abbreviated summary of certain state tax laws presently in effect as they might govern the state taxation of shareholders. These laws are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult with their own tax advisers for more detailed information concerning state tax matters.

     MASSACHUSETTS INCOME TAXES. Under current law, as long as the Massachusetts Municipal Bond and Massachussets Tax Free Money Market Funds qualify as a regulated investment company under the Code, distributions from each Fund which qualifies as exempt-interest dividends for federal income tax purposes are exempt from Massachusetts personal income taxation, to the extent that the distributions are derived from interest on certain Massachusetts obligations and are properly designated as such in a written notice mailed to the Fund's shareholders not later than sixty days after the close of the Fund's tax year. In addition, as long as each Fund qualifies as a regulated investment company under the Code, distributions which qualify as capital gain dividends for federal income tax purposes also are exempt from Massachusetts personal income taxation, to the extent that the distributions are attributable to gains from the sale or exchange of certain Massachusetts obligations, and are properly designated as such in a written notice mailed to the Fund's shareholders not later than sixty days after the close of the Fund's tax year.

     State and local tax consequences may differ from the federal income tax consequences and the Massachusetts tax consequences described above. Shareholders should consult their own tax advisors regarding the particular tax consequences of an investment in a Fund.

     CALIFORNIA INCOME TAXES. The California Municipal Bond and California Tax Exempt Funds intend to qualify to pay dividends to shareholders that are exempt from California personal income tax ("California exempt-interest dividends"). Each Fund will qualify to pay California exempt-interest dividends if (1) at the close of each quarter of the Fund's taxable year, at least 50 percent of the value of the Fund's total assets consists of obligations the interest on which would be exempt from California personal income tax if the obligations were held by an individual ("California Tax Exempt Obligations") and (2) the Fund continues to qualify as a regulated investment company.

     If a Fund qualifies to pay California exempt-interest dividends, dividends distributed to shareholders will be considered California exempt-interest dividends if they meet certain requirements. Each Fund will notify its shareholders of the amount of exempt-interest dividends each year.

     Corporations subject to California franchise tax that invest in a Fund are not entitled to exclude California exempt-interest dividends from income.

     Dividend distributions that do not qualify for treatment as California exempt-interest dividends (including those dividend distributions to shareholders taxable as long-term capital gains for federal income tax purposes) will be taxable to shareholders at ordinary income tax rates for California personal income tax purposes to the extent of a Fund's earnings and profits.

     Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of a Fund will not be deductible for California personal income tax purposes if the Fund distributes California exempt-interest dividends.

     If a Fund qualifies to pay dividends to shareholders that are exempt from California personal income tax ("California exempt-interest dividends"), dividends distributed to shareholders will be considered California exempt-interest dividends (1) if they are designated as exempt-interest dividends by the Fund in a written notice to shareholders mailed within 60 days of the close of the Fund's taxable year and (2) to the extent the interest received by the Fund during the year on California Tax Exempt Obligations exceeds expenses of the Fund that would be disallowed under California personal income tax law as allocable to tax exempt interest if the Fund were an individual. If the aggregate dividends so designated exceed the amount that may be treated as California exempt-interest dividends, only that percentage of each dividend distribution equal to the ratio of aggregate California exempt-interest dividends to aggregate dividends so designated will be treated as a California exempt-interest dividend.

     The foregoing is a general, abbreviated summary of certain of the provisions of the California Revenue and Taxation Code presently in effect as they directly govern the taxation of Shareholders subject to California personal income tax. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult with their own tax advisers for more detailed information concerning California tax matters.

     PENNSYLVANIA TAXES. The following is a general, abbreviated summary of certain of the provisions of the Pennsylvania tax code presently in effect as they directly govern the taxation of shareholders subject to Pennsylvania personal income tax. These provisions are subject to change by legislative or administration action, and any such change may be retroactive.

     Distributions paid by the Pennsylvania Municipal Bond and Pennsylvania Tax Free Funds to shareholders will not be subject to the Pennsylvania personal income tax or the Philadelphia School District investment net income tax to the extent that the distributions are attributable to interest received by each Fund from its investments in (i) obligations issued by the Commonwealth of Pennsylvania, any public authority, commission, board of agency created by the Commonwealth of Pennsylvania or any public authority created by such political subdivision; and (ii) obligations of the United States, the interest and gains from which are statutorily free from state taxation in the Commonwealth. Distributions by the Fund to a Pennsylvania resident that are attributable to most other sources will not be exempt from the Pennsylvania personal income tax or (for residents of Philadelphia) the Philadelphia School District investment net income tax. Distributions paid by the Fund which are excludable as exempt income for federal tax purposes are not subject to the Pennsylvania corporate net income tax.

     Each Fund intends to invest primarily in obligations that produce interest exempt from federal and Pennsylvania taxes. If a Fund invests in obligations that pay interest that is not exempt for Pennsylvania purposes but is exempt for federal purposes, a portion of the Fund's distributions will be subject to Pennsylvania personal income tax.

     NEW YORK STATE AND LOCAL TAXES. The following is a general, abbreviated summary of certain of the provisions of the New York tax code presently in effect as they directly govern the taxation of shareholders subject to New York personal income tax. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive.

     Dividends paid by the New York Municipal Bond Fund that are derived from interest on Municipal Securities issued by New York State and political subdivisions or any agency or instrumentality thereof which interest would be exempt from New York State tax if held by an individual, will be exempt from New York State and New York City personal income taxes, but not corporate franchise taxes. Other dividends and distributions from other Municipal Securities, certain U.S. Government obligations, taxable income and capital gains will not be exempt from New York State and New York City taxes. In addition, interest or indebtedness incurred by a shareholder to purchase or carry shares of a Fund is not deductible for New York personal income tax purposes to the extent that it relates to New York exempt-interest dividends distributed to a shareholder during the taxable year.

     NEW JERSEY INCOME TAXES. The following is a general, abbreviated summary of certain of the provisions of the New Jersey tax code presently in effect as they directly govern the taxation of shareholders subject to New Jersey tax. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive.

     For purposes of this discussion of New Jersey taxation, it is assumed that the New Jersey Municipal Bond Fund will continue to qualify as a regulated investment company for federal tax purposes. Distributions paid by the Fund will not be subject to the New Jersey Gross Income Tax to the extent they are derived from interest income (and net gain, if any, from the disposition of New Jersey Securities) attributable to New Jersey Securities or direct obligations of the United States, its territories and certain of its agencies and instrumentalities ("Federal Securities") held by the Fund, either when received by the Fund or when credited or distributed to the investors, provided that the Fund meets the New Jersey requirements for a qualified investment fund by: 1) maintaining its registration as a registered investment company; 2) investing at least 80% of the aggregate principal amount of the Fund's investments, excluding cash and certain specified items, in New Jersey Securities or Federal Securities; and 3) investing 100% of its assets in interest bearing obligations, discount obligations, financial options, futures, forward contracts or similar financial instruments, and cash, including receivables. Gain on the disposition of Shares of the Fund is not subject to New Jersey Gross Income Tax, provided that the Fund meets the requirements for a qualified investment fund set forth above.

     For New Jersey Gross Income Tax purposes, net income or gains and distributions derived from investments in other than New Jersey Securities and Federal Securities, and distributions from net realized capital gains in respect of such investments, would be taxable. Thus, while the Fund intends to invest primarily in obligations that produce interest exempt from federal and New Jersey taxes, if the Fund invests in obligations that pay interest that is not exempt for New Jersey purposes but is exempt for federal purposes, a portion of the Fund's distributions would be subject to New Jersey tax.

     Shareholders should consult their tax advisors concerning the state and local tax consequences of investments in the Trust, which may differ from the federal income tax consequences described above.

     OHIO INCOME TAXES. The following is a general, abbreviated summary of certain provisions of applicable Ohio tax law as presently in effect as they directly govern the taxation of shareholders of the Ohio Tax Free Fund that are subject to Ohio income tax. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive.

     The following is based on the assumptions that the Ohio Tax Free Fund will qualify as a regulated investment company under the Code and as a qualified investment trust under Ohio law, that it will file reports required under the Ohio Revised Code, that it will satisfy certain conditions causing distributions of the Ohio Tax Free Fund to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to shareholders of the Ohio Tax Free Fund.

     Distributions by the Ohio Tax Free Fund attributable to interest on or gain from the sale of any interest-bearing obligation of Ohio and its political subdivisions ("Ohio Obligations") or to interest on obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law ("Federal Obligations") will not be subject to the Ohio personal income tax, Ohio school district income taxes, and Ohio municipal income taxes. All other distributions, including distributions attributable to capital gains (other than capital gains on Ohio Obligations), will be subject to the Ohio personal income tax, Ohio school district income taxes, and Ohio municipal income taxes.

     In computing the corporate franchise tax on the net income basis, corporate shareholders will not be subject to tax on the portion of distributions by the Ohio Tax Free Fund that is attributable to interest on, or gain from, the sale of Ohio Obligations or interest on Federal Obligations. In computing the corporate franchise tax on the net worth basis, corporate shareholders must include in the tax base their shares of the Ohio Tax Free Fund.

     Gain on the sale, exchange or other disposition of shares of the Ohio Tax Free Fund will be subject to the Ohio personal income tax, Ohio school district income taxes, Ohio municipal income taxes and the Ohio corporation franchise tax. Shares of the Ohio Tax Free Fund may be subject to the Ohio estate tax if owned by an Ohio decedent at the time of death.

     Shareholders are advised to consult with their own tax advisers for more detailed information concerning Ohio state and local tax matters.

                             PORTFOLIO TRANSACTIONS

     BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Funds will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark-up or reflect a dealer's mark-down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

     BROKERAGE SELECTION. The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the advisers and sub-advisers are responsible for placing orders to execute portfolio transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the advisers and sub-advisers generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, a Fund's adviser or sub-adviser, as applicable, may select a broker based upon brokerage or research services provided to the adviser or sub-adviser. The advisers and sub-advisers may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

     Section 28(e) of the 1934 Act permits the advisers and sub-advisers, under certain circumstances, to cause the Funds to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the advisers and sub-advisers may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (e.g., clearance, settlement, and custody). In the case of research services, the advisers and the sub-advisers believe that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Funds.

     To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the advisers or sub-advisers might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The advisers or the sub-advisers may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the advisers or the sub-advisers will be in addition to and not in lieu of the services required to be performed by the advisers or the sub-advisers under their advisory agreements or sub-advisory agreements, respectively. Any advisory or other fees paid to the advisers or the sub-advisers are not reduced as a result of the receipt of research services.

     In some cases the advisers or sub-advisers may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, an adviser or sub-adviser, as applicable, makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the adviser or the sub-adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the advisers and the sub-advisers face a potential conflict of interest, but the advisers and the sub-advisers believe that their respective allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

     From time to time, the Funds may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the advisers or sub-advisers with research services. The National Association of Securities Dealers has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

     For the fiscal years ended August 31, 2001, 2002 and 2003, the Funds paid no brokerage commissions.

     The money market securities in which certain of the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, a Fund's adviser or sub-adviser will deal directly with the dealers who make a market in the securities involved, except in those circumstances where they reasonably believe that better prices and execution may be available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis, and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Funds will primarily consist of dealer spreads and underwriting commissions.

     Since the Trust does not market its shares through intermediary brokers or dealers, it is not the Trust's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Funds' advisers and sub-advisers may place portfolio orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

     BROKERAGE WITH FUND AFFILIATES. It is expected that certain of the Funds may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the 1934 Act and rules, or any orders, of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for a Fund on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation. These provisions further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Funds may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with payment of certain of the Funds' expenses by such broker-dealers. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations, or any orders, of the SEC.

                               PORTFOLIO TURNOVER

     It is expected that the portfolio turnover rate will normally not exceed 100% for any Fund. A portfolio turnover rate would exceed 100% if all of its securities, exclusive of U.S. Government securities and other securities whose maturities at the time of acquisition are one year or less, are replaced in the period of one year. Turnover rates may vary from year to year and may be affected by cash requirements for redemptions and by requirements which enable a Fund to receive favorable tax treatment.

     For each of the fiscal years ending August 31, 2002 and 2003, the portfolio turnover rate for each of the following Funds was:

                                                     TURNOVER RATE
                                                -----------------------
     FUND                                          2002        2003
     ----                                       ----------   ----------
     Intermediate-Term Municipal Fund .........   27.15%       41.87%
     Short Duration Municipal Fund ............         *            *
     California Municipal Bond Fund ...........   38.98%       60.61%
     Massachusetts Municipal Bond Fund ........   33.27%       41.20%
     New Jersey Municipal Bond Fund ...........   39.88%       35.06%
     New York Municipal Bond Fund .............   17.57%       22.74%
     Pennsylvania Municipal Bond Fund .........   29.86%       19.73%

----------

* Not in operation during such period.

                              DESCRIPTION OF SHARES

     The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of that Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional portfolios of shares or classes of portfolios. Share certificates representing the shares will not be issued.

                        LIMITATION OF TRUSTEES' LIABILITY

     The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

                                 CODE OF ETHICS

     The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the investment advisers, sub-advisers and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements, or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC and are available to the public.

                                     VOTING

     Each share held entitles the shareholder of record to one vote. The shareholders of each portfolio or class will vote separately on matters relating solely to that portfolio or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

     Where the Prospectuses or Statement of Additional Information for the Funds states that an investment limitation or a fundamental policy may not be changed without shareholder approval or that other action requires shareholder approval, such approval means the vote of: (i) 67% or more of a Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

                              SHAREHOLDER LIABILITY

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a Trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     As of December 2, 2003, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. The Trust believes that most of the shares referred to below were held by the persons indicated in accounts for their fiduciary, agency, or custodial customers.

     NAME AND ADDRESS OF SHAREHOLDER                    PERCENTAGE OF FUND
     -------------------------------                    ------------------
     INTERMEDIATE-TERM MUNICIPAL FUND, CLASS A

       SEI Private Trust Company .....................            6.25%
       One Freedom Valley Rd.
       Oaks, PA 19403

       SEI Private Trust Company .....................           84.52%
       One Freedom Valley Rd.
       Oaks, PA 19403

     SHORT DURATION MUNICIPAL FUND, CLASS A

       SEI Investments Company .......................           99.99%
       Attn: Robert Silvestri
       Seed Money
       1 Freedom Valley Drive
       Oaks, PA 19456

     CALIFORNIA MUNICIPAL BOND FUND, CLASS A

       SEI Private Trust Company .....................            7.55%
       One Freedom Valley Rd.
       Oaks, PA 19403

       SEI Private Trust Company .....................           90.77%
       One Freedom Valley Rd.
       Oaks, PA 19403

     MASSACHUSETTS MUNICIPAL BOND FUND, CLASS A

       SEI Trust Company .............................            6.90%
       c/o Hale & Dorr
       One Freedom Valley Drive
       Oaks, PA 19456

       SEI Private Trust Company .....................           90.33%
       One Freedom Valley Rd.
       Oaks, PA 19403

     NEW JERSEY MUNICIPAL BOND FUND, CLASS A

       SEI Private Trust Company .....................           94.97%
       One Freedom Valley Rd.
       Oaks, PA 19403

     NEW YORK MUNICIPAL BOND FUND, CLASS A

       SEI Private Trust Company .....................           94.99%
       One Freedom Valley Rd.
       Oaks, PA 19403

     NAME AND ADDRESS OF SHAREHOLDER                    PERCENTAGE OF FUND
     -------------------------------                    ------------------

     PENNSYLVANIA MUNICIPAL BOND FUND, CLASS A

       SEI Private Trust Company .....................           94.16%
       One Freedom Valley Rd.
       Oaks, PA 19403

     PENNSYLVANIA MUNICIPAL BOND FUND, CLASS B

       Sheldon & Co. .................................           48.58%
       c/o National City Bank
       P.O. Box 94984
       Cleveland, OH 44101-4984

       SEI Private Trust Company .....................            6.78%
       One Freedom Valley Drive
       Oaks, PA 19456

       Charles Schwab & Co. Inc. .....................            5.20%
       Attn: Mutual Funds Dept.
       101 Montgomery St.
       San Francisco, CA 94104-4122

       ACNB Company ..................................            5.88%
       Adams County National Bank
       P.O. Box 4566
       Gettysburg, PA 17325-4566

       East Stroudsburg Savings Association ..........            7.79%
       Asset Management & Trust Services
       744 Main Street
       Stroudsburg, PA 18360-2018

       Sheldon & Co. .................................            5.08%
       National City Bank TTEE
       Trust Mutual Funds
       P.O. Box 94984
       Cleveland, OH 44101-4984

     INSTITUTIONAL TAX FREE FUND, CLASS A

       First Union National Bank Cust. FBO ...........            7.32%
       (Old FFB Accts) A/C 9888888881
       Attn: Mutual Funds
       1525 W Wt Harris Blvd. CMG NC 1151
       Charlotte, NC 28262-8522

       SEI Private Trust Company .....................           11.77%
       Attn: April Johnson/Maureen Burns
       One Freedom Valley Drive
       Oaks, PA 19456


     NAME AND ADDRESS OF SHAREHOLDER                    PERCENTAGE OF FUND
     -------------------------------                    ------------------

       SEI Trust Company .............................            5.93%
       c/o Hale & Dorr
       One Freedom Valley Drive
       Oaks, PA 19456

       SEI Private Trust Company .....................            8.41%
       1 Freedom Valley Drive
       Oaks, PA 19456

       Kanaly Trust Company ..........................            7.12%
       Attn: Meghan Arnold
       4550 Post Oak Place, Suite 139
       Houston, TX 77027-3163

       LaSalle National Trust, NA ....................            5.13%
       P.O. Box 1443
       Chicago, IL 60690-1443

       First Trust Division of First .................            5.64%
       Indiana Bank
       3925 River Crossing Pkwy, Suite 200
       Indianapolis, IN 46240-2281

     INSTITUTIONAL TAX FREE FUND, CLASS B

       SEI Private Trust Company .....................            7.52%
       One Freedom Valley Drive
       Oaks, PA 19456

       SEI Private Trust Company .....................           14.08%
       One Freedom Valley Drive
       Oaks, PA 19403

       SEI Private Trust Company .....................            5.23%
       c/o The Peoples Bank
       Attn: Mutual Fund Admin.
       One Freedom Valley Drive
       Oaks, PA 19456

       SEI Private Trust Company .....................           36.77%
       FBO 601 Banks
       Attn: Eileen Carlucci
       1 Freedom Valley Drive
       Oaks, PA 19456

       Muir & Co. ....................................           10.56%
       c/o Frost National Bank
       P.O. Box 2479
       San Antonio, TX 78298-2479


     NAME AND ADDRESS OF SHAREHOLDER                    PERCENTAGE OF FUND
     -------------------------------                    ------------------

       SEI Private Trust Company .....................           10.38%
       Attn: Ian Weiss
       One Freedom Valley Drive
       Oaks, PA 19456

     INSTITUTIONAL TAX FREE FUND, CLASS C

       First Victoria National Bank ..................            8.86%
       Attn: Grace Pantel
       P.O. Box 1338
       Victoria, TX 77902-1338

       Progress Bank .................................           19.17%
       Attn: Marge McAleer
       4 Sentry Parkway
       P.O. Box 3036
       Blue Bell, PA 19422-0764

       Sterling Bank .................................            9.44%
       Attn: Joe Klingen
       15000 Northwest Freeway
       Houston, TX 77040-3299

       United Community Banks ........................            7.44%
       Attn: Jeanette Garrett
       P.O. Box 398
       Blairsville, GA 30514-0398

       First National Bk & Tr of Newtown .............           16.39%
       40 South State Street
       P.O. Box 158
       Newtown, PA 18940-0158

       The Bankcorp Com Bank .........................            6.30%
       Attn: Kim Walke
       405 Silverside Road
       Wilmington, DE 19809-1768

     TAX FREE FUND, CLASS A

       Naidot & Co. ..................................           45.37%
       c/o Bessemer Trust Company
       Attn: Peter Scully
       630 Fifth Avenue, 38th Floor
       New York, NY 10111-0100

       SEI Private Trust Company .....................           39.49%
       c/o SEI Corporation
       P.O. Box 1100
       Oaks, PA 19456-1100


     NAME AND ADDRESS OF SHAREHOLDER                    PERCENTAGE OF FUND
     -------------------------------                    ------------------

     CALIFORNIA TAX EXEMPT FUND, CLASS A

       NCT of Fargo ..................................           15.24%
       Attn: Trust Operations Manager
       203 10th Street North
       Fargo, ND 58102-4614

       SEI Private Trust Company .....................            5.25%
       c/o SEI Corporation
       P.O. Box 1100
       Oaks, PA 19456-1100

       SEI Private Trust Co. .........................           18.63%
       FBO 601 Banks
       Attn: Eileen Carlucci
       One Freedom Valley Drive
       Oaks, PA 19456

       SEI Private Trust Company .....................           28.06%
       c/o Laird Norton
       Attn: Mutual Funds
       One Freedom Valley Drive
       Oaks, PA 19456

       SEI Private Trust Company .....................            6.52%
       Attn: Ian Weiss
       One Freedom Valley Drive
       Oaks, PA 19456

       SEI Private Trust Company .....................            7.67%
       Mutual Funds Administrator
       One Freedom Valley Drive
       Oaks, PA 19456

       Kanaly Trust Company ..........................            7.75%
       Attn: Meghan Arnold
       4550 Post Oak Place, Suite 139
       Houston, TX 77027-3163

     CALIFORNIA TAX EXEMPT FUND, CLASS C

       First National Bank ...........................            5.58%
       5900 LA Place Ct., Ste. 200
       Carlsbad, CA 92008-8832


     NAME AND ADDRESS OF SHAREHOLDER                    PERCENTAGE OF FUND
     -------------------------------                    ------------------

       North Valley Bancorp ..........................           94.42%
       Attn: Liz Gowen
       1327 South Street
       Redding, CA 96001-1979

     PENNSYLVANIA TAX FREE FUND, CLASS A

       SEI Private Trust Company .....................            6.47%
       One Freedom Valley Drive
       Oaks, PA 19456

       SEI Private Trust Company .....................            5.91%
       c/o Commerce Wealth Management
       Attn: Mutual Funds Administrator
       One Freedom Valley Drive
       Oaks, PA 19456

       LAWOOD & Co. ..................................           45.43%
       c/o Woodlands Bank
       Attn: David Bartges
       2450 E. Third Street
       Williamsport, PA 17701-4006

       Wayt and Company ..............................           25.85%
       Attn: Hawley Gessner
       235 N. 2nd Street
       Harrisburg, PA 17101-1314

     PENNSYLVANIA TAX FREE FUND, CLASS B

       SEI Private Trust Company .....................           89.22%
       FBO 601 Banks
       Attn: Eileen Carlucci
       1 Freedom Valley Drive
       Oaks, PA 19456

       SEI Private Trust Company .....................            9.43%
       Attn: Ian Weiss
       One Freedom Valley Drive
       Oaks, PA 19456

     MASSACHUSETTS TAX FREE MONEY MARKET FUND, CLASS B

       SEI Private Trust Company .....................           99.50%
       Attn: Ian Weiss
       One Freedom Valley Drive
       Oaks, PA 19456

                                    CUSTODIAN

     Wachovia Bank, N.A. (formerly, First Union National Bank), Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101, serves as Custodian of the Trust's assets and acts as wire agent of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

                                     EXPERTS

     The financial statements incorporated by reference into this Statement of Additional Information and audited by Ernst & Young LLP, independent auditor, as indicated in their report dated October 10, 2003, have been included in reliance on their report given on their authority as experts in accounting and auditing. Ernst & Young LLP is located at Two Commerce Square, 2001 Market Street, Philadelphia, PA 19103.

                                  LEGAL COUNSEL

     Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

                       APPENDIX A - DESCRIPTION OF RATINGS

     MUNICIPAL NOTE RATINGS. An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

     - Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

     - Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

     Note rating symbols are as follows:

     SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

     SP-2 Satisfactory capacity to pay principal and interest.

     Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-1. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both. Municipal obligations rated MIG-2 and VMIG-2 are high quality. Margins of protection are ample although not so large as in the preceding group.

     MUNICIPAL AND CORPORATE BOND RATINGS. Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degrees.

     Bonds rated A by S&P have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins or protection may not be as large as in Aaa-rated securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa-rated securities.

     Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Bonds which are rated Baa by Moody's are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

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     COMMERCIAL PAPER RATINGS. Commercial paper rated A by S&P is regarded by
S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1, 2 and 3 to indicate the relative degree of safety; issues rated A-1+ are those with an "overwhelming degree" of credit protection; those rated A-1 reflect a "very strong" degree of safety regarding timely payment; those rated A-2 reflect a "satisfactory" degree of safety regarding timely payment.

     Commercial paper issuers rated Prime-1 or Prime-2 by Moody's are judged by Moody's to be of "superior" quality and "strong" quality, respectively, on the basis of relative repayment capacity.

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